UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investment Grade Bond Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Asset ManagerSM Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager - Initial Class	15.57%	9.93%	5.61%
VIP Asset Manager - Service Class A	15.36%	9.82%	5.48%
VIP Asset Manager - Service Class 2 B	15.24%	9.66%	5.35%
VIP Asset Manager - Investor Class C	15.38%	9.85%	5.57%

A Performance for Service Class shares reflects on asset-based distribution fee (12b-1 fee).

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflect an asset based distribution fee (12b-1 fee). Returns prior to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class's transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann and Derek Young, Lead Co-Managers of VIP Asset Manager Portfolio

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

Returns in the mid-teens placed the fund's share classes several lengths ahead of their benchmarks for the year, with the Fidelity Asset Manager 50% Composite Index rising just 6.53%. Stellar performance from the domestic equity subportfolio is what fueled the fund's success during the period. Asset allocation and excess returns from our short-term (cash) holdings provided only a minor boost. (For specific portfolio performance results, please refer to the performance section of this report.) The fund benefited from its slight bias toward equities, which outperformed investment-grade debt and cash through October. Unfortunately, we gave up most of these gains in the final two months of the period as investors fled riskier assets for high-quality fixed-income securities. Within equities, overweighting foreign securities overall was helpful, as overseas markets beat their U.S. counterparts. Unfortunately, subpar security selection within the international equity component - which transitioned in December to a Fidelity central fund - more than offset the benefit from overweighting foreign stocks. In fixed income, underweighting investment-grade debt and cash paid off, but out-of-benchmark allocations to high-yield and floating-rate securities detracted when the credit crisis spread to these markets. Security selection helped the domestic equity portion of the fund beat the Dow Jones Wilshire 5000 Composite IndexSM by a wide margin, with the strongest picks coming within materials, technology, financials and consumer discretionary. Holdings in more-internationally focused companies were particularly beneficial to performance. Sector positioning also contributed, led by large overweightings in energy and materials - which increased during the period - and a sizable underweighting in financials. Results were tempered by an underweighting and some weak picks within consumer staples, as well as by ineffective stock selection in transportation. Among the top individual contributors were several materials stocks, including crop seed producer Monsanto and fertilizer producers Mosaic and Potash Corp. of Saskatchewan. Canada's Research In Motion, maker of the BlackBerry mobile messaging device, also was a standout performer. Detractors included biotechnology company Celgene, Canadian gold miner Goldcorp and Latin American wireless provider NII Holdings. The fund's collective bond holdings trailed the Lehman Brothers Aggregate index due to weak results from the investment-grade central fund, which had exposure to the sell-off in subprime mortgage securities. Although allocations to high yield and floating rate detracted, strong security and market selection helped these two central funds beat their respective indexes. The strategic cash portion of the fund - including the money market central fund - topped its benchmark as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 1,074.70	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,022.08	$ 3.16
Service Class
Actual	$ 1,000.00	$ 1,074.10	$ 3.87
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.77
Service Class 2
Actual	$ 1,000.00	$ 1,073.90	$ 4.65
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53
Investor Class
Actual	$ 1,000.00	$ 1,074.10	$ 3.92
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.62%
Service Class	.74%
Service Class 2.89%
Investor Class	.75%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
The Mosaic Co.	2.1	0.7
Potash Corp. of Saskatchewan, Inc.	1.8	0.7
Apple, Inc.	1.5	0.8
Monsanto Co.	1.5	1.2
Valero Energy Corp.	1.4	1.2
	8.3
Top Five Bond Issuers as of December 31, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.4	9.7
U.S. Treasury Obligations	9.3	9.7
Freddie Mac	3.3	2.7
Government National Mortgage Association	0.7	0.8
Morgan Stanley Capital I Trust	0.6	0.4
	25.3
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.8	10.8
Financials	10.2	8.9
Materials	9.4	5.7
Industrials	8.4	5.2
Information Technology	5.6	7.7
Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007* *
	Stock Class and Equity Futures 54.8%		Stock Class and Equity Futures 49.0%
	Bond Class 45.9%		Bond Class 47.4%
	Short-Term Class(dagger) (0.7)%		Short-Term Class 3.6%
* Foreign investments	20.3%	* * Foreign investments	17.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

8 The Short-Term Class is not included in the pie chart.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 47.7%
	Shares	Value
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	132,800	$ 5,059,680
Hotels, Restaurants & Leisure - 0.9%
Burger King Holdings, Inc.	143,300	4,085,483
Home Inns & Hotels Management, Inc. ADR (a)	115,700	4,123,548
McDonald's Corp.	99,500	5,861,545
Nissin Healthcare Food Service Co.	14,300	163,465
Vail Resorts, Inc. (a)(d)	45,900	2,469,879
		16,703,920
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	68,500	7,867,910
Media - 0.4%
Focus Media Holding Ltd. ADR (a)	120,600	6,851,286
Virgin Media, Inc.	27,750	475,635
		7,326,921
Multiline Retail - 0.2%
JCPenney Co., Inc.	49,600	2,181,904
Kohl's Corp. (a)	41,900	1,919,020
		4,100,924
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	135,200	4,976,712
TOTAL CONSUMER DISCRETIONARY		46,036,067
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
ABB Grain Ltd.	294	2,176
Costco Wholesale Corp.	77,500	5,406,400
Whole Foods Market, Inc. (d)	135,300	5,520,240
		10,928,816
Tobacco - 0.0%
Philip Morris CR AS	105	45,154
TOTAL CONSUMER STAPLES		10,973,970
ENERGY - 12.2%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (a)	97,900	9,813,496
Cameron International Corp. (a)	198,000	9,529,740
FMC Technologies, Inc. (a)	92,600	5,250,420
National Oilwell Varco, Inc. (a)	82,600	6,067,796
Oceaneering International, Inc. (a)	117,500	7,913,625

	Shares	Value
Schlumberger Ltd. (NY Shares)	59,400	$ 5,843,178
Smith International, Inc.	36,500	2,695,525
Transocean, Inc. (a)	64,083	9,173,481
Weatherford International Ltd. (a)	70,800	4,856,880
		61,144,141
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	61,100	6,570,694
Arch Coal, Inc.	258,700	11,623,391
Cabot Oil & Gas Corp.	205,000	8,275,850
Cameco Corp.	125,100	4,982,343
Chesapeake Energy Corp.	158,000	6,193,600
China Shenhua Energy Co. Ltd. (H Shares)	1,037,000	6,197,715
Exxon Mobil Corp.	110,000	10,305,900
Hess Corp.	135,000	13,616,100
Marathon Oil Corp.	62,900	3,828,094
Peabody Energy Corp.	190,500	11,742,420
Petroplus Holdings AG	111,880	8,657,792
Quicksilver Resources, Inc. (a)	105,100	6,262,909
Range Resources Corp.	140,000	7,190,400
SandRidge Energy, Inc.	8,600	308,396
Sunoco, Inc.	75,700	5,483,708
Tesoro Corp.	104,700	4,994,190
Ultra Petroleum Corp. (a)	327,700	23,430,550
Valero Energy Corp.	375,000	26,261,250
Williams Companies, Inc.	191,000	6,833,980
		172,759,282
TOTAL ENERGY		233,903,423
FINANCIALS - 4.9%
Capital Markets - 1.1%
Fortress Investment Group LLC (d)	193,900	3,020,962
GLG Partners, Inc. (a)	149,500	2,033,200
Goldman Sachs Group, Inc.	32,500	6,989,125
Lehman Brothers Holdings, Inc.	41,500	2,715,760
Och-Ziff Capital Management Group LLC Class A	201,400	5,292,792
The Blackstone Group LP	77,700	1,719,501
		21,771,340
Commercial Banks - 1.1%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	391,000	10,111,260
Raiffeisen International Bank Holding AG	9,966	1,506,798
Uniao de Bancos Brasileiros SA (Unibanco) GDR	63,200	8,825,248
		20,443,306
Diversified Financial Services - 1.8%
Apollo Global Management LLC (e)	315,200	6,855,600
Bolsa de Mercadorias & Futuros - BM&F SA	137,500	1,911,868
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bovespa Holding SA	300,400	$ 5,626,593
CME Group, Inc.	28,800	19,756,800
		34,150,861
Insurance - 0.6%
American International Group, Inc.	77,300	4,506,590
Principal Financial Group, Inc.	85,500	5,885,820
		10,392,410
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	324,900	5,906,682
TOTAL FINANCIALS		92,664,599
HEALTH CARE - 4.5%
Biotechnology - 1.4%
Biogen Idec, Inc. (a)	59,700	3,398,124
Celgene Corp. (a)	199,000	9,195,790
CSL Ltd.	33,300	1,060,529
Gilead Sciences, Inc. (a)	266,200	12,247,862
		25,902,305
Health Care Equipment & Supplies - 0.5%
Beckman Coulter, Inc.	76,900	5,598,320
Becton, Dickinson & Co.	42,200	3,527,076
		9,125,396
Health Care Providers & Services - 1.6%
Express Scripts, Inc. (a)	78,800	5,752,400
Humana, Inc. (a)	128,600	9,684,866
Medco Health Solutions, Inc. (a)	84,000	8,517,600
UnitedHealth Group, Inc.	129,300	7,525,260
		31,480,126
Pharmaceuticals - 1.0%
Elan Corp. PLC sponsored ADR (a)	486,800	10,699,864
Merck & Co., Inc.	150,000	8,716,500
		19,416,364
TOTAL HEALTH CARE		85,924,191
INDUSTRIALS - 6.6%
Aerospace & Defense - 3.7%
General Dynamics Corp.	150,400	13,384,096
Honeywell International, Inc.	78,000	4,802,460
L-3 Communications Holdings, Inc.	137,300	14,545,562
Lockheed Martin Corp.	142,000	14,946,920
Precision Castparts Corp.	63,200	8,765,840
Raytheon Co.	185,800	11,278,060
The Boeing Co.	43,100	3,769,526
		71,492,464

	Shares	Value
Airlines - 0.2%
Delta Air Lines, Inc. (a)	87,300	$ 1,299,897
UAL Corp.	47,200	1,683,152
		2,983,049
Commercial Services & Supplies - 0.0%
EnergySolutions, Inc.	11,400	307,686
Electrical Equipment - 1.1%
ABB Ltd. sponsored ADR	352,100	10,140,480
Alstom SA	27,400	5,878,171
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	56,100	4,618,152
		20,636,803
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	63,900	3,772,017
Machinery - 1.3%
Caterpillar, Inc.	16,900	1,226,264
Cummins, Inc.	73,100	9,310,747
Eaton Corp.	97,100	9,413,845
MAN AG	17,500	2,906,395
NGK Insulators Ltd.	25,000	671,485
Sulzer AG (Reg.)	1,100	1,616,077
		25,144,813
Marine - 0.1%
DryShips, Inc.	14,500	1,122,300
TOTAL INDUSTRIALS		125,459,132
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	266,800	7,222,276
Harris Corp.	74,400	4,663,392
Infinera Corp.	84,600	1,255,464
Research In Motion Ltd. (a)	32,500	3,685,500
Starent Networks Corp.	75,100	1,370,575
		18,197,207
Computers & Peripherals - 1.7%
Apple, Inc. (a)	144,100	28,543,328
Data Domain, Inc.	80,200	2,112,468
EMC Corp. (a)	72,300	1,339,719
		31,995,515
Electronic Equipment & Instruments - 0.1%
Ibiden Co. Ltd.	20,900	1,447,802
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	12,000	8,297,760
Semiconductors & Semiconductor Equipment - 0.8%
Cree, Inc. (a)	115,600	3,175,532
Entropic Communications, Inc.	149,900	1,091,272
Intel Corp.	215,900	5,755,894
SiRF Technology Holdings, Inc. (a)	203,200	5,106,416
		15,129,114
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
Nintendo Co. Ltd.	32,700	$ 19,371,479
TOTAL INFORMATION TECHNOLOGY		94,438,877
MATERIALS - 8.7%
Chemicals - 5.6%
Monsanto Co.	253,000	28,257,570
Potash Corp. of Saskatchewan, Inc.	232,200	33,427,512
The Mosaic Co. (a)	432,500	40,802,050
Uralkali JSC:
ADR (a)(e)	22,600	841,850
unit (a)	107,500	4,004,375
		107,333,357
Metals & Mining - 3.1%
ArcelorMittal SA (NY Reg.) Class A	100,600	7,781,410
BHP Billiton Ltd. sponsored ADR	76,800	5,379,072
Companhia Vale do Rio Doce sponsored ADR	195,700	6,393,519
European Goldfields Ltd. (a)	22,400	123,549
Freeport-McMoRan Copper & Gold, Inc. Class B	153,300	15,704,052
Goldcorp, Inc.	552,000	18,778,723
Kinross Gold Corp. (a)	154,800	2,851,230
RTI International Metals, Inc. (a)	33,600	2,316,048
		59,327,603
TOTAL MATERIALS		166,660,960
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Telefonica SA sponsored ADR	35,900	3,503,481
Wireless Telecommunication Services - 0.7%
China Mobile (Hong Kong) Ltd. sponsored ADR	116,500	10,120,355
NII Holdings, Inc. (a)	83,900	4,054,048
		14,174,403
TOTAL TELECOMMUNICATION SERVICES		17,677,884
UTILITIES - 2.0%
Electric Utilities - 1.1%
Duke Energy Corp.	265,100	5,347,067
Entergy Corp.	71,700	8,569,584
Reliant Energy, Inc. (a)	239,100	6,273,984
		20,190,635

	Shares	Value
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	79,900	$ 8,192,147
NRG Energy, Inc. (a)	205,300	8,897,702
		17,089,849
TOTAL UTILITIES		37,280,484
TOTAL COMMON STOCKS (Cost $732,920,448)		911,019,587
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.03% to 3.89% 1/10/08 to 2/28/08 (f) (Cost $3,868,607)	$ 3,875,000	3,870,491
International Equity Fund - 4.5%
	Shares
Fidelity International Equity Central Fund (g) (Cost $88,376,768)	890,000	86,481,300
Fixed-Income Funds - 44.4%

Fidelity Floating Rate Central Fund (g)	517,744	49,563,633
Fidelity High Income Central Fund 1 (g)	287,744	27,775,965
Fidelity VIP Investment Grade Central Fund (g)	7,520,111	770,811,422
TOTAL FIXED-INCOME FUNDS (Cost $852,241,681)		848,151,020
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 4.58% (b)	4,317,385	4,317,385
Fidelity Money Market Central Fund, 5.27% (b)	64,260,162	64,260,162
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	6,061,075	6,061,075
TOTAL MONEY MARKET FUNDS (Cost $74,638,622)		74,638,622
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,752,046,126)		1,924,161,020
NET OTHER ASSETS - (0.7)%		(12,760,102)
NET ASSETS - 100%		$ 1,911,400,918
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
49 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 3,171,495	$ 66,312
24 FTSE 100 Index Contracts (United Kingdom)	March 2008	3,078,028	82,605
123 S&P 500 Index Contracts	March 2008	45,423,900	(655,467)
23 TOPIX 150 Index Contracts (Japan)	March 2008	3,031,879	(208,682)
TOTAL EQUITY INDEX CONTRACTS		$ 54,705,302	$ (715,232)

The face value of futures purchased as a percentage of net assets - 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,697,450 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,870,491.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,082,573
Fidelity Floating Rate Central Fund	4,627,993
Fidelity High Income Central Fund 1	3,693,166
Fidelity Money Market Central Fund	4,667,716
Fidelity Securities Lending Cash Central Fund	59,477
Fidelity VIP Investment Grade Central Fund	40,661,437
Total	$ 57,792,362

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 70,731,860	$ -	$ 18,503,550	$ 49,563,633	2.0%
Fidelity High Income Central Fund 1	80,596,646	-	52,155,243	27,775,965	10.6%
Fidelity International Equity Central Fund	-	88,376,768	-	86,481,300	10.0%
Fidelity VIP Investment Grade Central Fund	791,098,507	78,709,511	99,842,753	770,811,422	21.5%
Total	$ 942,427,013	$ 167,086,279	$ 170,501,546	$ 934,632,320
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	24.9%
AAA,AA,A	10.5%
BBB	6.0%
BB	2.3%
B	1.6%
CCC,CC,C	0.3%
Not Rated	0.3%
Equities	55.1%
Short-Term Investments and Net Other Assets	(1.0)%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.7%
Canada	4.8%
United Kingdom	1.9%
Brazil	1.7%
Japan	1.5%
Switzerland	1.5%
Others (individually less than 1%)	8.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including securities loaned of $5,842,997) - See accompanying schedule: Unaffiliated issuers (cost $736,789,055)	$ 914,890,078
Fidelity Central Funds (cost $1,015,257,071)	1,009,270,942
Total Investments (cost $1,752,046,126)		$ 1,924,161,020
Foreign currency held at value (cost $493)		412
Receivable for investments sold		1,709,308
Receivable for fund shares sold		1,107,204
Dividends receivable		692,452
Distributions receivable from Fidelity Central Funds		4,979,619
Prepaid expenses		6,094
Other receivables		715,324
Total assets		1,933,371,433

Liabilities
Payable to custodian bank	$ 2,563,648
Payable for investments purchased	4,032,549
Payable for fund shares redeemed	7,839,307
Accrued management fee	803,618
Distribution fees payable	13,430
Payable for daily variation on futures contracts	279,374
Other affiliated payables	176,235
Other payables and accrued expenses	201,279
Collateral on securities loaned, at value	6,061,075
Total liabilities		21,970,515

Net Assets		$ 1,911,400,918
Net Assets consist of:
Paid in capital		$ 1,571,439,928
Undistributed net investment income		123,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		168,435,757
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,401,588
Net Assets		$ 1,911,400,918

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($1,791,646,783 ÷ 108,085,296 shares)	$ 16.58

Service Class: Net Asset Value, offering price and redemption price per share ($13,530,072 ÷ 820,821 shares)	$ 16.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($59,669,534 ÷ 3,652,795 shares)	$ 16.34

Investor Class: Net Asset Value, offering price and redemption price per share ($46,554,529 ÷ 2,815,990 shares)	$ 16.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007

Investment Income
Dividends		$ 9,202,349
Interest		282,137
Income from Fidelity Central Funds		57,792,362
Total income		67,276,848

Expenses
Management fee	$ 10,168,447
Transfer agent fees	1,392,167
Distribution fees	159,334
Accounting and security lending fees	776,558
Custodian fees and expenses	85,856
Independent trustees' compensation	6,989
Appreciation in deferred trustee compensation account	730
Audit	83,510
Legal	15,392
Interest	3,177
Miscellaneous	59,238
Total expenses before reductions	12,751,398
Expense reductions	(86,549)	12,664,849
Net investment income (loss)		54,611,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $47,708)	165,240,489
Fidelity Central Funds	5,540,327
Foreign currency transactions	(244,533)
Futures contracts	2,269,483
Capital gain distributions from Fidelity Central Funds	594,304
Total net realized gain (loss)		173,400,070
Change in net unrealized appreciation (depreciation) on: Investment securities	62,642,255
Assets and liabilities in foreign currencies	12,639
Futures contracts	(1,234,991)
Total change in net unrealized appreciation (depreciation)		61,419,903
Net gain (loss)		234,819,973
Net increase (decrease) in net assets resulting from operations		$ 289,431,972

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,611,999	$ 66,787,201
Net realized gain (loss)	173,400,070	162,523,758
Change in net unrealized appreciation (depreciation)	61,419,903	(68,032,199)
Net increase (decrease) in net assets resulting from operations	289,431,972	161,278,760
Distributions to shareholders from net investment income	(123,782,842)	(65,774,370)
Distributions to shareholders from net realized gain	(61,310,603)	-
Total distributions	(185,093,445)	(65,774,370)
Share transactions - net increase (decrease)	(380,180,594)	(405,651,778)
Total increase (decrease) in net assets	(275,842,067)	(310,147,388)

Net Assets
Beginning of period	2,187,242,985	2,497,390,373
End of period (including undistributed net investment income of $123,645 and undistributed net investment income of $61,631,634, respectively)	$ 1,911,400,918	$ 2,187,242,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75
Income from Investment Operations
Net investment income (loss) C	.44	.44	.38	.36 F	.36
Net realized and unrealized gain (loss)	1.88	.64	.21	.42	1.83
Total from investment operations	2.32	1.08	.59	.78	2.19
Distributions from net investment income	(1.00)	(.41)	(.39)	(.39)	(.48)
Distributions from net realized gain	(.45)	-	(.01)	-	-
Total distributions	(1.45)	(.41)	(.40) H	(.39)	(.48)
Net asset value, end of period	$ 16.58	$ 15.71	$ 15.04	$ 14.85	$ 14.46
Total Return A, B	15.57%	7.32%	4.04%	5.47%	17.97%
Ratios to Average Net Assets D, G
Expenses before reductions	.63%	.65%	.64%	.66%	.63%
Expenses net of fee waivers, if any	.63%	.65%	.64%	.66%	.63%
Expenses net of all reductions	.62%	.63%	.63%	.65%	.62%
Net investment income (loss)	2.75%	2.90%	2.60%	2.53%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,791,647	$ 2,080,545	$ 2,407,113	$ 2,751,094	$ 3,011,837
Portfolio turnover rate E	99%	173%	44%	66%	82%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66
Income from Investment Operations
Net investment income (loss) C	.42	.42	.36	.34 F	.34
Net realized and unrealized gain (loss)	1.86	.64	.21	.42	1.83
Total from investment operations	2.28	1.06	.57	.76	2.17
Distributions from net investment income	(.96)	(.39)	(.37)	(.38)	(.46)
Distributions from net realized gain	(.45)	-	(.01)	-	-
Total distributions	(1.41)	(.39)	(.38) H	(.38)	(.46)
Net asset value, end of period	$ 16.48	$ 15.61	$ 14.94	$ 14.75	$ 14.37
Total Return A, B	15.36%	7.24%	3.93%	5.36%	17.91%
Ratios to Average Net Assets D, G
Expenses before reductions	.74%	.76%	.74%	.77%	.74%
Expenses net of fee waivers, if any	.74%	.76%	.74%	.77%	.74%
Expenses net of all reductions	.74%	.74%	.73%	.76%	.73%
Net investment income (loss)	2.63%	2.79%	2.50%	2.41%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,530	$ 24,021	$ 29,382	$ 33,118	$ 32,087
Portfolio turnover rate E	99%	173%	44%	66%	82%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59
Income from Investment Operations
Net investment income (loss) C	.39	.39	.34	.32 F	.32
Net realized and unrealized gain (loss)	1.85	.63	.21	.41	1.81
Total from investment operations	2.24	1.02	.55	.73	2.13
Distributions from net investment income	(.92)	(.37)	(.37)	(.36)	(.45)
Distributions from net realized gain	(.45)	-	(.01)	-	-
Total distributions	(1.37)	(.37)	(.37) H	(.36)	(.45)
Net asset value, end of period	$ 16.34	$ 15.47	$ 14.82	$ 14.64	$ 14.27
Total Return A, B	15.24%	7.06%	3.85%	5.18%	17.66%
Ratios to Average Net Assets D, G
Expenses before reductions	.89%	.92%	.90%	.93%	.91%
Expenses net of fee waivers, if any	.89%	.92%	.90%	.93%	.91%
Expenses net of all reductions	.89%	.90%	.89%	.92%	.89%
Net investment income (loss)	2.48%	2.64%	2.34%	2.25%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,670	$ 55,585	$ 51,574	$ 36,763	$ 22,456
Portfolio turnover rate E	99%	173%	44%	66%	82%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss) E	.42	.42	.16
Net realized and unrealized gain (loss)	1.87	.63	.24
Total from investment operations	2.29	1.05	.40
Distributions from net investment income	(.98)	(.41)	-
Distributions from net realized gain	(.45)	-	-
Total distributions	(1.43)	(.41)	-
Net asset value, end of period	$ 16.53	$ 15.67	$ 15.03
Total Return B, C, D	15.38%	7.16%	2.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.78%	.82% A
Expenses net of fee waivers, if any	.75%	.78%	.82% A
Expenses net of all reductions	.74%	.76%	.81% A
Net investment income (loss)	2.63%	2.77%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,555	$ 27,092	$ 9,322
Portfolio turnover rate G	99%	173%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund II) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity International Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in non-US based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities, Foreign Securities, Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity Money Market Central Funds	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term investments
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements

The Central Funds may invest a portion of their assets in securities or funds that invest in securities, of issuers that hold mortgage securities including subprime mortgage securities. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from underlying funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 214,644,003
Unrealized depreciation	(24,460,210)
Net unrealized appreciation (depreciation)	190,183,793
Undistributed ordinary income	99,487,078
Undistributed long-term capital gain	71,906,443

Cost for federal income tax purposes	$ 1,733,977,227

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 123,782,842	$ 65,774,370
Long-term Capital Gains	61,310,603	-
Total	$ 185,093,445	$ 65,774,370

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,796,578,104 and $2,140,223,505, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .51% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 17,463
Service Class 2	141,871
$ 159,334

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,267,601
Service Class	13,808
Service Class 2	44,835
Investor Class	65,923
$ 1,392,167

Effective February 1, 2008, the Board of Trustees approved a decrease to Investor Class' asset-based fee from .18% to .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,572 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,792,000	4.43%	$ 3,177

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,411 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,477.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,669 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,376.

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Initial Class	$ 117,226,118	$ 63,434,414
Service Class	1,107,972	706,426
Service Class 2	3,252,325	1,331,968
Investor Class	2,196,427	301,562
Total	$ 123,782,842	$ 65,774,370
From net realized gain
Initial Class	$ 58,256,317	$ -
Service Class	687,641	-
Service Class 2	1,584,992	-
Investor Class	781,653	-
Total	$ 61,310,603	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Initial Class
Shares sold	2,612,166	2,117,965	$ 42,425,316	$ 31,923,801
Reinvestment of distributions	11,325,893	4,291,909	175,482,435	63,434,414
Shares redeemed	(38,252,281)	(34,074,425)	(605,126,794)	(513,616,796)
Net increase (decrease)	(24,314,222)	(27,664,551)	$ (387,219,043)	$ (418,258,581)
Service Class
Shares sold	219,346	138,220	$ 3,525,031	$ 2,085,823
Reinvestment of distributions	117,606	48,056	1,795,613	706,426
Shares redeemed	(1,054,962)	(614,188)	(16,540,256)	(9,243,261)
Net increase (decrease)	(718,010)	(427,912)	$ (11,219,612)	$ (6,451,012)
Service Class 2
Shares sold	675,528	2,616,207	$ 10,786,206	$ 38,570,263
Reinvestment of distributions	315,652	91,356	4,837,317	1,331,968
Shares redeemed	(931,541)	(2,595,506)	(14,765,977)	(37,521,668)
Net increase (decrease)	59,639	112,057	$ 857,546	$ 2,380,563
Investor Class
Shares sold	1,161,487	1,227,221	$ 18,608,136	$ 18,486,890
Reinvestment of distributions	189,870	20,431	2,978,080	301,562
Shares redeemed	(264,027)	(139,388)	(4,185,701)	(2,111,200)
Net increase (decrease)	1,087,330	1,108,264	$ 17,400,515	$ 16,677,252

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Asset Manager. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of VIP Asset Manager. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Asset Manager. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Asset Manager. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Asset Manager. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Asset Manager. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Asset Manager. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of VIP Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Initial Class	02/15/08	02/15/08	$1.51
Service Class	02/15/08	02/15/08	$1.51
Service Class 2	02/15/08	02/15/08	$1.51
Investor Class	02/15/08	02/15/08	$1.51

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $72,703,142, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 12% and 9%; Service Class designates 12% and 10%; Service Class 2 designates 13% and 10%; and Investor Class designates 12% and 10%; of the dividends distributed in February and December 2007, respectively as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Investor Class and Service Class ranked below its competitive median for 2006, and the total expenses of Service Class 2 ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-ANN-0208
1.540206.110

Fidelity® Variable Insurance Products:
Asset Manager: Growth® Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
VIP Asset Manager: Growth - Initial Class	18.97%	11.57%	4.84%
VIP Asset Manager: Growth - Service Class A	18.79%	11.44%	4.70%
VIP Asset Manager: Growth - Service Class 2 B	18.68%	11.26%	4.55%
VIP Asset Manager: Growth - Investor Class C	18.78%	11.47%	4.79%

A Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns prior to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class's transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Richard Habermann and Derek Young, Lead Co-Managers of VIP Asset Manager: Growth Portfolio

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

Returns in the high-teens placed the fund's share classes several lengths ahead of their benchmarks for the year, with the Fidelity Asset Manager 70% Composite Index rising just 6.62%. Stellar performance from the domestic equity subportfolio is what fueled the fund's success during the period. Asset allocation and excess returns from our short-term (cash) holdings provided only a minor boost. (For specific portfolio performance results, please refer to the performance section of this report.) The fund benefited from its slight bias toward equities, which outperformed investment-grade debt and cash through October. Unfortunately, we gave up most of these gains in the final two months of the period as investors fled riskier assets for high-quality fixed-income securities. Within equities, overweighting foreign securities overall was helpful, as overseas markets beat their U.S. counterparts. Unfortunately, subpar security selection within the international equity component - which transitioned in December to a Fidelity central fund - more than offset the benefit from overweighting foreign stocks. In fixed income, underweighting investment-grade debt and cash paid off, but out-of-benchmark allocations to high-yield and floating-rate securities detracted when the credit crisis spread to these markets. Security selection helped the domestic equity portion of the fund beat the Dow Jones Wilshire 5000 Composite IndexSM by a wide margin, with the strongest picks coming within materials, technology, financials and consumer discretionary. Holdings in more-internationally focused companies were particularly beneficial to performance. Sector positioning also contributed, led by large overweightings in energy and materials - which increased during the period - and a sizable underweighting in financials. Results were tempered by an underweighting and some weak picks within consumer staples, as well as by ineffective stock selection in transportation. Among the top individual contributors were several materials stocks, including crop seed producer Monsanto and fertilizer producers Mosaic and Potash Corp. of Saskatchewan. Canada's Research In Motion, maker of the BlackBerry mobile messaging device, also was a standout performer. Detractors included biotechnology company Celgene, Canadian gold miner Goldcorp and Latin American wireless provider NII Holdings. The fund's collective bond holdings trailed the Lehman Brothers Aggregate index due to weak results from the investment-grade central fund, which had exposure to the sell-off in subprime mortgage securities. Although allocations to high yield and floating rate detracted, strong security and market selection helped these two central funds beat their respective indexes. The cash component of the fund topped its benchmark as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to
December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 1,083.90	$ 3.83
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.72
Service Class
Actual	$ 1,000.00	$ 1,082.70	$ 4.36
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23
Service Class 2
Actual	$ 1,000.00	$ 1,082.70	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,020.06	$ 5.19
Investor Class
Actual	$ 1,000.00	$ 1,082.70	$ 4.51
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.73%
Service Class	.83%
Service Class 2	1.02%
Investor Class	.86%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
The Mosaic Co.	2.7	1.0
Potash Corp. of Saskatchewan, Inc.	2.2	1.0
Monsanto Co.	1.9	1.5
Apple, Inc.	1.9	1.1
Valero Energy Corp.	1.8	1.6
Ultra Petroleum Corp.	1.4	1.1
CME Group, Inc.	1.3	0.0
Nintendo Co. Ltd.	1.3	0.5
Goldcorp, Inc.	1.2	0.0
Freeport-McMoRan Copper & Gold, Inc. Class B	1.1	0.7
	16.8
Market Sectors as of December 31, 2007
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Energy	16.1	12.1
Materials	12.0	6.9
Industrials	9.5	5.1
Financials	8.4	5.6
Information Technology	6.7	9.5
Health Care	6.2	6.2
Consumer Discretionary	3.9	5.5
Utilities	2.9	2.6
Telecommunication Services	1.7	4.1
Consumer Staples	1.4	2.1
Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Stock Class and Equity Futures 73.0%		Stock Class and Equity Futures 68.5%
	Bond Class 26.0%		Bond Class 28.3%
	Short-Term Class 1.0%		Short-Term Class 3.2%
* Foreign investments	26.3%	** Foreign investments	20.2%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 60.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Diversified Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	21,600	$ 822,960
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	23,500	669,985
Home Inns & Hotels Management, Inc. ADR (a)	18,600	662,904
McDonald's Corp.	16,200	954,342
Nissin Healthcare Food Service Co.	1,300	14,860
Vail Resorts, Inc. (a)(d)	7,500	403,575
		2,705,666
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)(d)	11,300	1,297,918
Media - 0.5%
Focus Media Holding Ltd. ADR (a)	19,100	1,085,071
Virgin Media, Inc.	4,050	69,417
		1,154,488
Multiline Retail - 0.3%
JCPenney Co., Inc.	8,000	351,920
Kohl's Corp. (a)	6,700	306,860
		658,780
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	22,200	817,182
TOTAL CONSUMER DISCRETIONARY		7,456,994
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
ABB Grain Ltd.	44	326
Costco Wholesale Corp.	12,500	872,000
Whole Foods Market, Inc.	21,800	889,440
		1,761,766
ENERGY - 15.4%
Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc. (a)	15,800	1,583,792
Cameron International Corp. (a)	31,400	1,511,282
FMC Technologies, Inc. (a)	14,900	844,830
National Oilwell Varco, Inc. (a)	13,200	969,672
Oceaneering International, Inc. (a)	19,000	1,279,650
Schlumberger Ltd. (NY Shares)	9,700	954,189
Smith International, Inc.	6,100	450,485
Transocean, Inc. (a)	10,424	1,492,196
Weatherford International Ltd. (a)	11,700	802,620
		9,888,716

	Shares	Value
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	9,900	$ 1,064,646
Arch Coal, Inc.	41,600	1,869,088
Cabot Oil & Gas Corp.	28,800	1,162,656
Cameco Corp.	20,600	820,434
Chesapeake Energy Corp.	25,200	987,840
China Shenhua Energy Co. Ltd. (H Shares)	166,500	995,101
Exxon Mobil Corp.	18,000	1,686,420
Hess Corp.	21,800	2,198,748
Marathon Oil Corp.	10,500	639,030
Peabody Energy Corp.	30,700	1,892,348
Petroplus Holdings AG	18,242	1,411,650
Quicksilver Resources, Inc. (a)	17,500	1,042,825
Range Resources Corp.	21,800	1,119,648
SandRidge Energy, Inc.	1,100	39,446
Sunoco, Inc.	12,500	905,500
Tesoro Corp.	17,000	810,900
Ultra Petroleum Corp. (a)	45,700	3,267,550
Valero Energy Corp.	60,500	4,236,815
Williams Companies, Inc.	30,400	1,087,712
		27,238,357
TOTAL ENERGY		37,127,073
FINANCIALS - 6.1%
Capital Markets - 1.4%
Fortress Investment Group LLC (d)	31,200	486,096
GLG Partners, Inc. (a)	24,000	326,400
Goldman Sachs Group, Inc.	5,000	1,075,250
Lehman Brothers Holdings, Inc.	6,700	438,448
Och-Ziff Capital Management Group LLC Class A	32,400	851,472
The Blackstone Group LP	12,500	276,625
		3,454,291
Commercial Banks - 1.3%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	63,800	1,649,868
Raiffeisen International Bank Holding AG	1,516	229,210
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,500	1,326,580
		3,205,658
Diversified Financial Services - 2.3%
Apollo Global Management LLC (e)	50,700	1,102,725
Bolsa de Mercadorias & Futuros - BM&F SA	19,600	272,528
Bovespa Holding SA	47,600	891,564
CME Group, Inc.	4,700	3,224,200
		5,491,017
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.7%
American International Group, Inc.	12,400	$ 722,920
Principal Financial Group, Inc.	13,700	943,108
		1,666,028
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	53,800	978,084
TOTAL FINANCIALS		14,795,078
HEALTH CARE - 5.7%
Biotechnology - 1.7%
Biogen Idec, Inc. (a)	9,600	546,432
Celgene Corp. (a)	32,500	1,501,825
CSL Ltd.	3,600	114,652
Gilead Sciences, Inc. (a)	43,500	2,001,435
		4,164,344
Health Care Equipment & Supplies - 0.6%
Beckman Coulter, Inc.	12,700	924,560
Becton, Dickinson & Co.	6,900	576,702
		1,501,262
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	12,700	927,100
Humana, Inc. (a)	19,700	1,483,607
Medco Health Solutions, Inc. (a)	13,600	1,379,040
UnitedHealth Group, Inc.	20,800	1,210,560
		5,000,307
Pharmaceuticals - 1.3%
Elan Corp. PLC sponsored ADR (a)	78,400	1,723,232
Merck & Co., Inc.	24,100	1,400,451
		3,123,683
TOTAL HEALTH CARE		13,789,596
INDUSTRIALS - 8.4%
Aerospace & Defense - 4.7%
General Dynamics Corp.	24,100	2,144,659
Honeywell International, Inc.	12,500	769,625
L-3 Communications Holdings, Inc.	22,400	2,373,056
Lockheed Martin Corp.	22,900	2,410,454
Precision Castparts Corp.	10,100	1,400,870
Raytheon Co.	29,900	1,814,930
The Boeing Co.	7,000	612,220
		11,525,814
Airlines - 0.2%
Delta Air Lines, Inc. (a)	13,600	202,504
UAL Corp.	7,300	260,318
		462,822
Commercial Services & Supplies - 0.0%
EnergySolutions, Inc.	1,400	37,786

	Shares	Value
Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	57,600	$ 1,658,880
Alstom SA	4,400	943,940
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	9,000	740,880
		3,343,700
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	11,000	649,330
Machinery - 1.7%
Caterpillar, Inc.	3,000	217,680
Cummins, Inc.	11,900	1,515,703
Eaton Corp.	15,600	1,512,420
MAN AG	2,900	481,631
NGK Insulators Ltd.	4,000	107,438
Sulzer AG (Reg.)	200	293,832
		4,128,704
Marine - 0.1%
DryShips, Inc.	2,300	178,020
TOTAL INDUSTRIALS		20,326,176
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	43,300	1,172,131
Harris Corp.	12,100	758,428
Infinera Corp.	12,600	186,984
Research In Motion Ltd. (a)	5,200	589,680
Starent Networks Corp.	12,100	220,825
		2,928,048
Computers & Peripherals - 2.1%
Apple, Inc. (a)	23,300	4,615,264
Data Domain, Inc.	12,900	339,786
EMC Corp. (a)	12,600	233,478
		5,188,528
Electronic Equipment & Instruments - 0.1%
Ibiden Co. Ltd.	3,400	235,528
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	2,100	1,452,108
Semiconductors & Semiconductor Equipment - 1.0%
Cree, Inc. (a)	18,500	508,195
Entropic Communications, Inc.	24,100	175,448
Intel Corp.	34,800	927,768
SiRF Technology Holdings, Inc. (a)	31,400	789,082
		2,400,493
Software - 1.3%
Nintendo Co. Ltd.	5,300	3,139,720
TOTAL INFORMATION TECHNOLOGY		15,344,425
MATERIALS - 11.2%
Chemicals - 7.2%
Monsanto Co.	41,400	4,623,966
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	37,600	$ 5,412,896
The Mosaic Co. (a)	70,300	6,632,102
Uralkali JSC:
ADR (a)(e)	2,800	104,300
unit (a)	17,300	644,425
		17,417,689
Metals & Mining - 4.0%
ArcelorMittal SA (NY Reg.) Class A	16,500	1,276,275
BHP Billiton Ltd. sponsored ADR	12,400	868,496
Companhia Vale do Rio Doce sponsored ADR	31,700	1,035,639
European Goldfields Ltd. (a)	3,200	17,650
Freeport-McMoRan Copper & Gold, Inc. Class B	24,900	2,550,756
Goldcorp, Inc.	88,800	3,020,925
Kinross Gold Corp. (a)	24,900	458,628
RTI International Metals, Inc. (a)	5,400	372,222
		9,600,591
TOTAL MATERIALS		27,018,280
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
Telefonica SA sponsored ADR	5,800	566,022
Wireless Telecommunication Services - 1.0%
China Mobile (Hong Kong) Ltd. sponsored ADR	18,900	1,641,843
NII Holdings, Inc. (a)	13,800	666,816
		2,308,659
TOTAL TELECOMMUNICATION SERVICES		2,874,681
UTILITIES - 2.5%
Electric Utilities - 1.3%
Duke Energy Corp.	42,600	859,242
Entergy Corp.	11,700	1,398,384
Reliant Energy, Inc. (a)	38,700	1,015,488
		3,273,114
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc.	13,100	1,343,143
NRG Energy, Inc. (a)	33,600	1,456,224
		2,799,367
TOTAL UTILITIES		6,072,481
TOTAL COMMON STOCKS (Cost $118,253,545)		146,566,550
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	5,500	$ 187,022
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $213,299)		187,022
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.03% to 4.11% 1/10/08 to 3/6/08 (f) (Cost $1,154,002)	$ 1,160,000	1,154,216
International Equity Funds - 8.3%
	Shares
Fidelity International Equity Central Fund (g) (Cost $20,646,496)	208,200	20,230,794
Fixed-Income Funds - 25.2%

Fidelity Floating Rate Central Fund (g)	64,488	6,173,436
Fidelity High Income Central Fund 1 (g)	35,216	3,399,366
Fidelity VIP Investment Grade Central Fund (g)	500,696	51,321,331
TOTAL FIXED-INCOME FUNDS (Cost $60,762,419)		60,894,133
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 4.58% (b)	9,249,039	9,249,039
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	1,981,500	1,981,500
TOTAL MONEY MARKET FUNDS (Cost $11,230,539)		11,230,539
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
1.28%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 2,693,191	$ 2,693,000
1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	30,002	30,000
TOTAL CASH EQUIVALENTS (Cost $2,723,000)		2,723,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $214,983,300)	242,986,254
NET OTHER ASSETS - (0.4)%	(1,014,641)
NET ASSETS - 100%	$ 241,971,613
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
12 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 776,693	$ 16,240
6 FTSE 100 Index Contracts (United Kingdom)	March 2008	769,507	20,651
20 S&P 500 Index Contracts	March 2008	7,386,000	(106,580)
5 TOPIX 150 Index Contracts (Japan)	March 2008	659,104	(45,112)
TOTAL EQUITY INDEX CONTRACTS		$ 9,591,304	$ (114,801)

The face value of futures purchased as a percentage of net assets - 4.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,207,025 or 0.5% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,129,350.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,693,000 due 1/02/08 at 1.28%
Banc of America Securities LLC	$ 511,788
Barclays Capital, Inc.	878,544
Goldman, Sachs & Co.	1,302,668
$ 2,693,000
$30,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 13,102
Lehman Brothers, Inc.	8,156
Merrill Lynch Government Securities, Inc.	8,742
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,243,042
Fidelity Floating Rate Central Fund	529,674
Fidelity High Income Central Fund 1	391,766
Fidelity Securities Lending Cash Central Fund	19,030
Fidelity VIP Investment Grade Central Fund	2,637,937
Total	$ 4,821,449

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 7,094,413	$ -	$ 589,907	$ 6,173,436	0.2%
Fidelity High Income Central Fund 1	5,260,980	2,502,684	4,258,109	3,399,366	1.3%
Fidelity International Equity Central Fund	-	20,646,493	-	20,230,794	2.3%
Fidelity VIP Investment Grade Central Fund	51,656,430	3,555,972	3,698,155	51,321,331	1.4%
Total	$ 64,011,823	$ 26,705,149	$ 8,546,171	$ 81,124,927
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.1%
AAA,AA,A	5.5%
BBB	3.5%
BB	1.7%
B	1.5%
CCC,CC,C	0.3%
Not Rated	0.2%
Equities	72.8%
Short-Term Investments and Net Other Assets	1.4%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.7%
Canada	5.8%
Japan	2.2%
Brazil	2.2%
Switzerland	2.0%
United Kingdom	1.8%
Germany	1.7%
France	1.3%
China	1.3%
Australia	1.1%
Hong Kong	1.0%
Others (individually less than 1%)	5.9%
100.0%
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $15,645,137 of which $7,031,250 and $8,613,887 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,904,990 and repurchase agreements of $2,723,000) - See accompanying schedule: Unaffiliated issuers (cost $122,343,846)	$ 150,630,788
Fidelity Central Funds (cost $92,639,454)	92,355,466
Total Investments (cost $214,983,300)		$ 242,986,254
Cash		18,116
Foreign currency held at value (cost $8)		9
Receivable for investments sold		226,023
Receivable for fund shares sold		840,057
Dividends receivable		123,084
Distributions receivable from Fidelity Central Funds		406,596
Prepaid expenses		756
Other receivables		3,936
Total assets		244,604,831

Liabilities
Payable for investments purchased	$ 268,270
Payable for fund shares redeemed	122,255
Accrued management fee	110,712
Distribution fees payable	2,112
Payable for daily variation on futures contracts	60,433
Other affiliated payables	24,465
Other payables and accrued expenses	63,471
Collateral on securities loaned, at value	1,981,500
Total liabilities		2,633,218

Net Assets		$ 241,971,613
Net Assets consist of:
Paid in capital		$ 229,988,449
Distributions in excess of net investment income		(57)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,906,229)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,889,450
Net Assets		$ 241,971,613

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($211,867,040 ÷ 13,659,556 shares)	$ 15.51

Service Class: Net Asset Value, offering price and redemption price per share ($5,112,838 ÷ 331,745 shares)	$ 15.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($8,621,815 ÷ 562,179 shares)	$ 15.34

Investor Class: Net Asset Value, offering price and redemption price per share ($16,369,920 ÷ 1,058,603 shares)	$ 15.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2007

Investment Income
Dividends		$ 1,398,771
Interest		86,083
Income from Fidelity Central Funds		4,821,449
Total income		6,306,303

Expenses
Management fee	$ 1,296,369
Transfer agent fees	177,539
Distribution fees	22,086
Accounting and security lending fees	114,714
Custodian fees and expenses	53,283
Independent trustees' compensation	802
Audit	75,298
Legal	1,751
Miscellaneous	7,198
Total expenses before reductions	1,749,040
Expense reductions	(11,975)	1,737,065
Net investment income (loss)		4,569,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,221)	23,279,856
Fidelity Central Funds	166,608
Foreign currency transactions	(87,728)
Futures contracts	539,117
Capital gain distributions from Fidelity Central Funds	35,641
Total net realized gain (loss)		23,933,494
Change in net unrealized appreciation (depreciation) on: Investment securities	12,203,908
Assets and liabilities in foreign currencies	1,548
Futures contracts	(404,090)
Total change in net unrealized appreciation (depreciation)		11,801,366
Net gain (loss)		35,734,860
Net increase (decrease) in net assets resulting from operations		$ 40,304,098

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,569,238	$ 4,942,223
Net realized gain (loss)	23,933,494	20,416,971
Change in net unrealized appreciation (depreciation)	11,801,366	(8,351,251)
Net increase (decrease) in net assets resulting from operations	40,304,098	17,007,943
Distributions to shareholders from net investment income	(9,798,205)	(5,395,505)
Share transactions - net increase (decrease)	(18,820,400)	(55,081,737)
Total increase (decrease) in net assets	11,685,493	(43,469,299)

Net Assets
Beginning of period	230,286,120	273,755,419
End of period (including distributions in excess of net investment income of $57 and undistributed net investment income of $4,929,195, respectively)	$ 241,971,613	$ 230,286,120

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.29	.26	.24	.26 F	.26
Net realized and unrealized gain (loss)	2.24	.63	.25	.47	2.06
Total from investment operations	2.53	.89	.49	.73	2.32
Distributions from net investment income	(.62)	(.26)	(.30)	(.28)	(.32)
Net asset value, end of period	$ 15.51	$ 13.60	$ 12.97	$ 12.78	$ 12.33
Total Return A, B	18.97%	6.99%	3.89%	5.98%	23.34%
Ratios to Average Net Assets D, G
Expenses before reductions	.74%	.77%	.74%	.75%	.73%
Expenses net of fee waivers, if any	.74%	.77%	.74%	.75%	.73%
Expenses net of all reductions	.73%	.73%	.72%	.74%	.72%
Net investment income (loss)	1.98%	2.01%	1.93%	2.15%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,867	$ 212,222	$ 260,968	$ 306,137	$ 335,285
Portfolio turnover rate E	132%	233%	43%	57%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.27	.25	.23	.25 F	.24
Net realized and unrealized gain (loss)	2.22	.63	.24	.46	2.05
Total from investment operations	2.49	.88	.47	.71	2.29
Distributions from net investment income	(.59)	(.25)	(.28)	(.27)	(.31)
Net asset value, end of period	$ 15.41	$ 13.51	$ 12.88	$ 12.69	$ 12.25
Total Return A, B	18.79%	6.93%	3.79%	5.85%	23.15%
Ratios to Average Net Assets D, G
Expenses before reductions	.84%	.87%	.84%	.88%	.85%
Expenses net of fee waivers, if any	.84%	.87%	.84%	.88%	.85%
Expenses net of all reductions	.83%	.83%	.82%	.87%	.84%
Net investment income (loss)	1.88%	1.91%	1.83%	2.02%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,113	$ 4,977	$ 5,604	$ 5,907	$ 6,692
Portfolio turnover rate E	132%	233%	43%	57%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21
Income from Investment Operations
Net investment income (loss) C	.25	.22	.20	.22 F	.22
Net realized and unrealized gain (loss)	2.21	.62	.25	.46	2.05
Total from investment operations	2.46	.84	.45	.68	2.27
Distributions from net investment income	(.54)	(.23)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 15.34	$ 13.42	$ 12.81	$ 12.61	$ 12.19
Total Return A, B	18.68%	6.64%	3.65%	5.63%	23.03%
Ratios to Average Net Assets D, G
Expenses before reductions	1.02%	1.05%	1.03%	1.06%	1.05%
Expenses net of fee waivers, if any	1.02%	1.05%	1.03%	1.06%	1.05%
Expenses net of all reductions	1.01%	1.02%	1.02%	1.05%	1.04%
Net investment income (loss)	1.70%	1.73%	1.64%	1.84%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622	$ 6,205	$ 5,854	$ 6,399	$ 6,694
Portfolio turnover rate E	132%	233%	43%	57%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.27	.24	.10
Net realized and unrealized gain (loss)	2.23	.63	.26
Total from investment operations	2.50	.87	.36
Distributions from net investment income	(.60)	(.27)	-
Net asset value, end of period	$ 15.46	$ 13.56	$ 12.96
Total Return B, C, D	18.78%	6.80%	2.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.86%	.92%	.96% A
Expenses net of fee waivers, if any	.86%	.92%	.96% A
Expenses net of all reductions	.86%	.89%	.94% A
Net investment income (loss)	1.86%	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,370	$ 6,882	$ 1,330
Portfolio turnover rate G	132%	233%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund II) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity International Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in non-US based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities, Foreign Securities, Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term investments

The Central Funds may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds and monitoring current market trading activity, interest rates, credit quality and default rates for debt instruments. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 31,670,586
Unrealized depreciation	(4,162,995)
Net unrealized appreciation (depreciation)	27,507,591
Undistributed ordinary income	120,520
Capital loss carryforward	(15,645,137)

Cost for federal income tax purposes	$ 215,478,663

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 9,798,205	$ 5,395,505

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements
(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $272,919,922 and $293,782,683, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 4,969
Service Class 2	17,117
$ 22,086

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 145,784
Service Class	3,489
Service Class 2	7,008
Investor Class	21,258
$ 177,539

Effective February 1, 2008, the Board of Trustees approved a decrease to Investor Class' asset-based fee from .18% to .15% of average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,556 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $487 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,030.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,360 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $561.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Initial Class	$ 8,859,832	$ 5,133,316
Service Class	204,868	109,477
Service Class 2	261,814	111,371
Investor Class	471,691	41,341
Total	$ 9,798,205	$ 5,395,505

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Initial Class
Shares sold	362,169	471,898	$ 5,422,430	$ 6,042,415
Reinvestment of distributions	614,047	399,480	8,859,831	5,133,316
Shares redeemed	(2,920,445)	(5,386,526)	(42,137,623)	(70,711,679)
Net increase (decrease)	(1,944,229)	(4,515,148)	$ (27,855,362)	$ (59,535,948)
Service Class
Shares sold	20,432	20,643	$ 287,973	$ 268,081
Reinvestment of distributions	14,289	8,573	204,868	109,477
Shares redeemed	(71,493)	(95,735)	(1,011,333)	(1,232,677)
Net increase (decrease)	(36,772)	(66,519)	$ (518,492)	$ (855,119)
Service Class 2
Shares sold	308,193	122,361	$ 4,486,311	$ 1,590,518
Reinvestment of distributions	18,038	8,762	261,814	111,371
Shares redeemed	(226,400)	(125,933)	(3,287,598)	(1,612,989)
Net increase (decrease)	99,831	5,190	$ 1,460,527	$ 88,900
Investor Class
Shares sold	724,903	550,642	$ 10,617,048	$ 7,124,044
Reinvestment of distributions	31,989	3,225	471,691	41,341
Shares redeemed	(205,796)	(148,989)	(2,995,812)	(1,944,955)
Net increase (decrease)	551,096	404,878	$ 8,092,927	$ 5,220,430

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager: Growth Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Asset Manager: Growth. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of VIP Asset Manager: Growth. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager: Growth. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager: Growth. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager: Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Asset Manager Growth. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Asset Manager: Growth. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager: Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager: Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Asset Manager: Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Asset Manager: Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Asset Manager: Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of VIP Asset Manager: Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Initial Class	02/15/08	02/15/08	$0.01
Service Class	02/15/08	02/15/08	$0.01
Service Class 2	02/15/08	02/15/08	$0.01
Investor Class	02/15/08	02/15/08	$0.01

Service Class designates 26% and 18%; Investor Class designates 26% and 18%; Initial Class designates 25% and 17%; and Service Class 2 designates 29% and 19%; of the dividends distributed in February and December 2007 respectively as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager: Growth Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Initial Class ranked below its competitive median for 2006, and the total expenses of each of Investor Class, Service Class, and Service Class 2 ranked above its competitive median for 2006. The Board considered that the total expenses of Investor Class were above the median primarily due to its higher transfer agent fee. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-ANN-0208
1.540207.110

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Freedom Funds Portfolio

VIP Freedom Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom Income - Initial Class	6.10%	6.59%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

VIP Freedom 2005 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom 2005 - Initial Class	8.65%	9.82%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

VIP Freedom Funds Portfolio

VIP Freedom 2010 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom 2010 - Initial Class	8.71%	10.07%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

VIP Freedom 2015 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom 2015 - Initial Class	9.33%	11.43%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

VIP Freedom Funds Portfolio

VIP Freedom 2020 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom 2020 - Initial Class	10.23%	12.58%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

VIP Freedom 2025 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom 2025 - Initial Class	10.50%	13.22%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

VIP Freedom Funds Portfolio

VIP Freedom 2030 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of FundA
VIP Freedom 2030 - Initial Class	11.37%	14.23%

A From April 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio - Initial Class on April 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of VIP Freedom Funds

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

VIP Freedom Funds all recorded positive results for the year. (For specific portfolio performance results, please refer to the performance section of this report.) On an absolute basis, these returns were consistent with the kind of performance we would expect to see from a series of portfolios with different asset-allocation levels based on age-appropriate risks. On a relative basis versus their individual composite indexes, the Funds also did well, with all of them beating their respective benchmarks for the period. Overall performance was led by the Funds' underlying domestic and international equity asset classes. Both equity classes outperformed their benchmarks - the Dow Jones Wilshire 5000 Composite IndexSM, which rose 5.62%, and the MSCI EAFE, respectively - thanks mostly to effective stock selection within their underlying funds. The Funds' investments in both short-term and high-yield bonds performed in line with their respective benchmarks, with returns of 5.11% for the Lehman Brothers 3-Month Treasury Bill Index and 2.53% for the Merrill Lynch U.S. High Yield Master II Constrained Index. Meanwhile, the investment-grade bond class underperformed the 6.97% return of the Lehman Brothers U.S. Aggregate Index, in part because of its exposure to subprime-mortgage-backed securities, which saw their prices fall as the credit crunch worsened during the year.

Note to shareholders: Jonathan Shelon became Co-Portfolio Manager on September 4, 2007, replacing Ren Cheng, who was promoted to Chief Investment Officer of Fidelity's Global Asset Allocation Group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Funds Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
VIP Freedom Income
Initial Class
Actual	$ 1,000.00	$ 1,026.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,026.40	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,025.00	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2005
Initial Class
Actual	$ 1,000.00	$ 1,024.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,024.40	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,023.90	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2010
Initial Class
Actual	$ 1,000.00	$ 1,024.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,025.00	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Service Class 2
Actual	$ 1,000.00	$ 1,023.60	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2015
Initial Class
Actual	$ 1,000.00	$ 1,023.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,023.40	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,022.60	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2020
Initial Class
Actual	$ 1,000.00	$ 1,021.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,021.90	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,020.80	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2025
Initial Class
Actual	$ 1,000.00	$ 1,021.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,020.10	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,020.40	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28
VIP Freedom 2030
Initial Class
Actual	$ 1,000.00	$ 1,018.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
Service Class
Actual	$ 1,000.00	$ 1,018.60	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Service Class 2
Actual	$ 1,000.00	$ 1,017.30	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.95	$ 1.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
VIP Freedom Income
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2005
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2010
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2015
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2020
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2025
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2030
Initial Class	.00%
Service Class	.10%
Service Class 2.25%

Annual Report

VIP Freedom Income Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.2	3.2
VIP Equity-Income Portfolio Initial Class	3.3	3.6
VIP Growth & Income Portfolio Initial Class	3.6	3.6
VIP Growth Portfolio Initial Class	3.9	3.7
VIP Mid Cap Portfolio Initial Class	1.3	1.3
VIP Value Portfolio Initial Class	2.8	3.1
VIP Value Strategies Portfolio Initial Class	1.1	1.3
	19.2	19.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	4.9	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.7	34.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	40.2	40.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.2%
Investment Grade Fixed-Income Funds	35.7%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	40.2%

Six months ago
Domestic Equity Funds	19.8%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	40.4%

The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007.

VIP Freedom Funds Portfolio

VIP Freedom Income Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.2%
	Shares	Value
Domestic Equity Funds - 19.2%
VIP Contrafund Portfolio Initial Class	16,318	$ 455,262
VIP Equity-Income Portfolio Initial Class	19,041	455,271
VIP Growth & Income Portfolio Initial Class	29,707	505,316
VIP Growth Portfolio Initial Class	12,195	550,247
VIP Mid Cap Portfolio Initial Class	4,973	179,817
VIP Value Portfolio Initial Class	29,506	386,819
VIP Value Strategies Portfolio Initial Class	12,742	160,298
TOTAL EQUITY FUNDS (Cost $2,497,118)		2,693,030
Fixed-Income Funds - 40.6%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Initial Class	114,847	686,786
Investment Grade Fixed-Income Funds - 35.7%
VIP Investment Grade Bond Portfolio Initial Class	392,974	5,014,350
TOTAL FIXED-INCOME FUNDS (Cost $5,619,604)		5,701,136
Short-Term Funds - 40.2%

VIP Money Market Portfolio Initial Class (Cost $5,645,598)	5,645,598	5,645,598
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,762,320)		$ 14,039,764

Annual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $13,762,320) - See accompanying schedule		$ 14,039,764
Cash		19,080
Receivable for investments sold		64,925
Receivable for fund shares sold		6,182
Total assets		14,129,951

Liabilities
Payable for investments purchased	$ 19,992
Payable for fund shares redeemed	71,052
Distribution fees payable	769
Total liabilities		91,813

Net Assets		$ 14,038,138
Net Assets consist of:
Paid in capital		$ 13,604,857
Undistributed net investment income		3,810
Accumulated undistributed net realized gain (loss) on investments		152,027
Net unrealized appreciation (depreciation) on investments		277,444
Net Assets		$ 14,038,138

Initial Class: Net Asset Value, offering price and redemption price per share ($10,035,068 ÷ 928,788 shares)		$ 10.80

Service Class: Net Asset Value, offering price and redemption price per share ($414,447 ÷ 38,355 shares)		$ 10.81

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,588,623 ÷ 332,880 shares)		$ 10.78

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 543,553

Expenses
Distribution fees	$ 7,311
Independent trustees' compensation	47
Total expenses before reductions	7,358
Expense reductions	(47)	7,311
Net investment income (loss)		536,242
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,770
Capital gain distributions from underlying funds	234,346	254,116
Change in net unrealized appreciation (depreciation) on underlying funds		20,918
Net gain (loss)		275,034
Net increase (decrease) in net assets resulting from operations		$ 811,276

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 536,242	$ 313,672
Net realized gain (loss)	254,116	91,629
Change in net unrealized appreciation (depreciation)	20,918	167,067
Net increase (decrease) in net assets resulting from operations	811,276	572,368
Distributions to shareholders from net investment income	(536,930)	(309,765)
Distributions to shareholders from net realized gain	(143,697)	(49,069)
Total distributions	(680,627)	(358,834)
Share transactions - net increase (decrease)	3,057,630	3,951,196
Total increase (decrease) in net assets	3,188,279	4,164,730

Net Assets
Beginning of period	10,849,859	6,685,129
End of period (including undistributed net investment income of $3,810 and undistributed net investment income of $4,498, respectively)	$ 14,038,138	$ 10,849,859

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.43	.40	.16
Net realized and unrealized gain (loss)	.22	.32	.30
Total from investment operations	.65	.72	.46
Distributions from net investment income	(.44)	(.32)	(.10)
Distributions from net realized gain	(.12)	(.05)	-
Total distributions	(.56)	(.37)	(.10)
Net asset value, end of period	$ 10.80	$ 10.71	$ 10.36
Total Return B,C,D	6.10%	6.94%	4.58%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	3.93%	3.75%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,035	$ 9,398	$ 5,954
Portfolio turnover rate	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Income Portfolio
Financial Statements - continued

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.42	.39	.16
Net realized and unrealized gain (loss)	.23	.32	.29
Total from investment operations	.65	.71	.45
Distributions from net investment income	(.43)	(.31)	(.09)
Distributions from net realized gain	(.12)	(.05)	-
Total distributions	(.55)	(.36)	(.09)
Net asset value, end of period	$ 10.81	$ 10.71	$ 10.36
Total Return B,C,D	6.10%	6.83%	4.51%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	3.83%	3.65%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414	$ 391	$ 366
Portfolio turnover rate	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.40	.37	.15
Net realized and unrealized gain (loss)	.23	.32	.29
Total from investment operations	.63	.69	.44
Distributions from net investment income	(.42)	(.31)	(.08)
Distributions from net realized gain	(.12)	(.05)	-
Total distributions	(.54)	(.36)	(.08)
Net asset value, end of period	$ 10.78	$ 10.69	$ 10.36
Total Return B,C,D	5.92%	6.61%	4.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	3.68%	3.50%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,589	$ 1,061	$ 365
Portfolio turnover rate	56%	44%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.4	6.2
VIP Equity-Income Portfolio Initial Class	6.6	7.2
VIP Growth & Income Portfolio Initial Class	7.2	7.2
VIP Growth Portfolio Initial Class	7.7	7.3
VIP Mid Cap Portfolio Initial Class	2.5	2.6
VIP Value Portfolio Initial Class	5.6	6.1
VIP Value Strategies Portfolio Initial Class	2.3	2.6
	38.3	39.2
International Equity Funds
VIP Overseas Portfolio Initial Class	9.2	9.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	4.9	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.4	34.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	12.2	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.3%
International Equity Funds	9.2%
Investment Grade Fixed-Income Funds	35.4%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	12.2%

Six months ago
Domestic Equity Funds	39.2%
International Equity Funds	9.4%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	38.8%
International Equity Funds	8.8%
Investment Grade Fixed-Income Funds	33.8%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	13.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

Annual Report

VIP Freedom 2005 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 38.3%
VIP Contrafund Portfolio Initial Class	23,196	$ 647,155
VIP Equity-Income Portfolio Initial Class	27,928	667,767
VIP Growth & Income Portfolio Initial Class	42,686	726,081
VIP Growth Portfolio Initial Class	17,163	774,410
VIP Mid Cap Portfolio Initial Class	7,112	257,168
VIP Value Portfolio Initial Class	43,092	564,930
VIP Value Strategies Portfolio Initial Class	18,583	233,769
TOTAL DOMESTIC EQUITY FUNDS		3,871,280
International Equity Funds - 9.2%
VIP Overseas Portfolio Initial Class	36,628	927,421
TOTAL EQUITY FUNDS (Cost $4,329,454)		4,798,701
Fixed-Income Funds - 40.3%

High Yield Fixed - Income Funds - 4.9%
VIP High Income Portfolio Initial Class	83,712	500,596
Investment Grade Fixed - Income Funds - 35.4%
VIP Investment Grade Bond Portfolio Initial Class	280,222	3,575,631
TOTAL FIXED-INCOME FUNDS (Cost $4,012,873)		4,076,227
Short-Term Funds - 12.2%

VIP Money Market Portfolio Initial Class (Cost $1,232,880)	1,232,880	1,232,880
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,575,207)		$ 10,107,808

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $9,575,207) - See accompanying schedule		$ 10,107,808
Receivable for investments sold		874
Total assets		10,108,682

Liabilities
Payable for investments purchased	$ 167
Payable for fund shares redeemed	588
Distribution fees payable	133
Total liabilities		888

Net Assets		$ 10,107,794
Net Assets consist of:
Paid in capital		$ 9,396,095
Undistributed net investment income		3,921
Accumulated undistributed net realized gain (loss) on investments		175,177
Net unrealized appreciation (depreciation) on investments		532,601
Net Assets		$ 10,107,794

Initial Class: Net Asset Value, offering price and redemption price per share ($9,202,915 ÷ 793,728 shares)		$ 11.59

Service Class: Net Asset Value, offering price and redemption price per share ($448,953 ÷ 38,728 shares)		$ 11.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($455,926 ÷ 39,342 shares)		$ 11.59

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 280,010

Expenses
Distribution fees	$ 1,542
Independent trustees' compensation	30
Total expenses before reductions	1,572
Expense reductions	(30)	1,542
Net investment income (loss)		278,468
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	70,688
Capital gain distributions from underlying funds	386,389	457,077
Change in net unrealized appreciation (depreciation) on underlying funds		(51,770)
Net gain (loss)		405,307
Net increase (decrease) in net assets resulting from operations		$ 683,775

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2005 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,468	$ 223,838
Net realized gain (loss)	457,077	126,531
Change in net unrealized appreciation (depreciation)	(51,770)	371,871
Net increase (decrease) in net assets resulting from operations	683,775	722,240
Distributions to shareholders from net investment income	(274,547)	(227,593)
Distributions to shareholders from net realized gain	(365,943)	(36,950)
Total distributions	(640,490)	(264,543)
Share transactions - net increase (decrease)	1,367,317	2,200,656
Total increase (decrease) in net assets	1,410,602	2,658,353

Net Assets
Beginning of period	8,697,192	6,038,839
End of period (including undistributed net investment income of $3,921 and undistributed net investment income of $0, respectively)	$ 10,107,794	$ 8,697,192

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.31	.09
Net realized and unrealized gain (loss)	.60	.72	.71
Total from investment operations	.98	1.03	.80
Distributions from net investment income	(.34)	(.31)	(.06)
Distributions from net realized gain	(.47)	(.05)	-
Total distributions	(.80) I	(.36)	(.06)
Net asset value, end of period	$ 11.59	$ 11.41	$ 10.74
Total Return B,C,D	8.65%	9.59%	7.98%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	3.20%	2.82%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,203	$ 7,871	$ 5,284
Portfolio turnover rate	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.800 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.37	.30	.08
Net realized and unrealized gain (loss)	.60	.72	.71
Total from investment operations	.97	1.02	.79
Distributions from net investment income	(.32)	(.30)	(.05)
Distributions from net realized gain	(.47)	(.05)	-
Total distributions	(.79) I	(.35)	(.05)
Net asset value, end of period	$ 11.59	$ 11.41	$ 10.74
Total Return B,C,D	8.55%	9.48%	7.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	3.10%	2.72%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 449	$ 414	$ 378
Portfolio turnover rate	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.788 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.29	.07
Net realized and unrealized gain (loss)	.60	.71	.71
Total from investment operations	.95	1.00	.78
Distributions from net investment income	(.31)	(.28)	(.04)
Distributions from net realized gain	(.47)	(.05)	-
Total distributions	(.77) I	(.33)	(.04)
Net asset value, end of period	$ 11.59	$ 11.41	$ 10.74
Total Return B,C,D	8.40%	9.34%	7.80%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.95%	2.57%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 456	$ 413	$ 377
Portfolio turnover rate	51%	56%	43% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.771 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.6	6.4
VIP Equity-Income Portfolio Initial Class	6.7	7.3
VIP Growth & Income Portfolio Initial Class	7.3	7.3
VIP Growth Portfolio Initial Class	7.9	7.5
VIP Mid Cap Portfolio Initial Class	2.6	2.7
VIP Value Portfolio Initial Class	5.7	6.3
VIP Value Strategies Portfolio Initial Class	2.4	2.6
	39.2	40.1
International Equity Funds
VIP Overseas Portfolio Initial Class	9.9	10.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.9	34.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.0	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.2%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	35.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	40.1%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	35.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Freedom Funds Portfolio

VIP Freedom 2010 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.1%
	Shares	Value
Domestic Equity Funds - 39.2%
VIP Contrafund Portfolio Initial Class	254,960	$ 7,113,376
VIP Equity-Income Portfolio Initial Class	304,653	7,284,258
VIP Growth & Income Portfolio Initial Class	467,900	7,958,977
VIP Growth Portfolio Initial Class	188,986	8,527,037
VIP Mid Cap Portfolio Initial Class	78,220	2,828,431
VIP Value Portfolio Initial Class	471,278	6,178,453
VIP Value Strategies Portfolio Initial Class	203,634	2,561,712
TOTAL DOMESTIC EQUITY FUNDS		42,452,244
International Equity Funds - 9.9%
VIP Overseas Portfolio Initial Class	424,796	10,755,844
TOTAL EQUITY FUNDS (Cost $49,992,550)		53,208,088
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	903,104	5,400,563
Investment Grade Fixed-Income Funds - 35.9%
VIP Investment Grade Bond Portfolio Initial Class	3,055,501	38,988,188
TOTAL FIXED-INCOME FUNDS (Cost $43,788,242)		44,388,751
Short-Term Funds - 10.0%

VIP Money Market Portfolio Initial Class (Cost $10,852,346)	10,852,346	10,852,346
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $104,633,138)		$ 108,449,185

Annual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $104,633,138) - See accompanying schedule		$ 108,449,185
Cash		11,640
Receivable for investments sold		14
Receivable for fund shares sold		723,528
Total assets		109,184,367

Liabilities
Payable for investments purchased	$ 723,801
Payable for fund shares redeemed	12,741
Distribution fees payable	14,249
Total liabilities		750,791

Net Assets		$ 108,433,576
Net Assets consist of:
Paid in capital		$ 102,814,050
Undistributed net investment income		699
Accumulated undistributed net realized gain (loss) on investments		1,802,780
Net unrealized appreciation (depreciation) on investments		3,816,047
Net Assets		$ 108,433,576

Initial Class: Net Asset Value, offering price and redemption price per share ($26,628,604 ÷ 2,226,247 shares)		$ 11.96

Service Class: Net Asset Value, offering price and redemption price per share ($19,294,967 ÷ 1,614,701 shares)		$ 11.95

Service Class 2: Net Asset Value, offering price and redemption price per share ($62,510,005 ÷ 5,242,579 shares)		$ 11.92

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 2,643,400
Interest		74
Total income		2,643,474

Expenses
Distribution fees	$ 143,620
Independent trustees' compensation	298
Total expenses before reductions	143,918
Expense reductions	(298)	143,620
Net investment income (loss)		2,499,854
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(108,553)
Capital gain distributions from underlying funds	3,850,599	3,742,046
Change in net unrealized appreciation (depreciation) on underlying funds		672,345
Net gain (loss)		4,414,391
Net increase (decrease) in net assets resulting from operations		$ 6,914,245

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,499,854	$ 1,029,176
Net realized gain (loss)	3,742,046	902,834
Change in net unrealized appreciation (depreciation)	672,345	2,551,775
Net increase (decrease) in net assets resulting from operations	6,914,245	4,483,785
Distributions to shareholders from net investment income	(2,484,126)	(1,040,763)
Distributions to shareholders from net realized gain	(2,555,478)	(276,865)
Total distributions	(5,039,604)	(1,317,628)
Share transactions - net increase (decrease)	40,920,991	38,663,621
Total increase (decrease) in net assets	42,795,632	41,829,778

Net Assets
Beginning of period	65,637,944	23,808,166
End of period (including undistributed net investment income of $699 and undistributed net investment income of $0, respectively)	$ 108,433,576	$ 65,637,944

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.36	.28	.11
Net realized and unrealized gain (loss)	.64	.78	.72
Total from investment operations	1.00	1.06	.83
Distributions from net investment income	(.30)	(.20)	(.05)
Distributions from net realized gain	(.33)	(.05)	-
Total distributions	(.63)	(.25)	(.05)
Net asset value, end of period	$ 11.96	$ 11.59	$ 10.78
Total Return B,C,D	8.71%	9.82%	8.33%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.95%	2.48%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,629	$ 20,992	$ 13,343
Portfolio turnover rate	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2010 Portfolio
Financial Statements - continued

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.27	.10
Net realized and unrealized gain (loss)	.64	.78	.72
Total from investment operations	.99	1.05	.82
Distributions from net investment income	(.29)	(.19)	(.05)
Distributions from net realized gain	(.33)	(.05)	-
Total distributions	(.62)	(.24)	(.05)
Net asset value, end of period	$ 11.95	$ 11.58	$ 10.77
Total Return B,C,D	8.65%	9.78%	8.17%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.85%	2.39%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,295	$ 5,984	$ 764
Portfolio turnover rate	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.25	.09
Net realized and unrealized gain (loss)	.64	.78	.72
Total from investment operations	.97	1.03	.81
Distributions from net investment income	(.28)	(.18)	(.05)
Distributions from net realized gain	(.33)	(.05)	-
Total distributions	(.61)	(.23)	(.05)
Net asset value, end of period	$ 11.92	$ 11.56	$ 10.76
Total Return B,C,D	8.42%	9.58%	8.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.70%	2.24%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,510	$ 38,662	$ 9,702
Portfolio turnover rate	21%	24%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2015 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.4	7.2
VIP Equity-Income Portfolio Initial Class	7.6	8.2
VIP Growth & Income Portfolio Initial Class	8.3	8.3
VIP Growth Portfolio Initial Class	8.8	8.5
VIP Mid Cap Portfolio Initial Class	2.9	3.0
VIP Value Portfolio Initial Class	6.4	7.1
VIP Value Strategies Portfolio Initial Class	2.7	2.9
	44.1	45.2
International Equity Funds
VIP Overseas Portfolio Initial Class	11.2	11.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.9	5.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	32.7	31.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	6.1	5.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.1%
International Equity Funds	11.2%
Investment Grade Fixed-Income Funds	32.7%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	11.3%
Investment Grade Fixed-Income Funds	31.7%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	10.8%
Investment Grade Fixed-Income Funds	33.0%
High Yield Fixed-Income Funds	5.5%
Short-Term Funds	7.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

Annual Report

VIP Freedom 2015 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.3%
	Shares	Value
Domestic Equity Funds - 44.1%
VIP Contrafund Portfolio Initial Class	155,157	$ 4,328,893
VIP Equity-Income Portfolio Initial Class	186,984	4,470,795
VIP Growth & Income Portfolio Initial Class	285,789	4,861,265
VIP Growth Portfolio Initial Class	114,859	5,182,451
VIP Mid Cap Portfolio Initial Class	47,842	1,729,979
VIP Value Portfolio Initial Class	288,675	3,784,527
VIP Value Strategies Portfolio Initial Class	125,162	1,574,540
TOTAL DOMESTIC EQUITY FUNDS		25,932,450
International Equity Funds - 11.2%
VIP Overseas Portfolio Initial Class	258,905	6,555,484
TOTAL EQUITY FUNDS (Cost $30,470,657)		32,487,934
Fixed-Income Funds - 38.6%

High Yield Fixed-Income Funds - 5.9%
VIP High Income Portfolio Initial Class	583,121	3,487,064
Investment Grade Fixed-Income Funds - 32.7%
VIP Investment Grade Bond Portfolio Initial Class	1,506,063	19,217,364
TOTAL FIXED-INCOME FUNDS (Cost $22,526,485)		22,704,428
Short-Term Funds - 6.1%

VIP Money Market Portfolio Initial Class (Cost $3,566,469)	3,566,469	3,566,469
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $56,563,611)		$ 58,758,831

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $56,563,611) - See accompanying schedule		$ 58,758,831
Cash		58
Receivable for investments sold		161
Receivable for fund shares sold		102,702
Total assets		58,861,752

Liabilities
Payable for investments purchased	$ 100,576
Payable for fund shares redeemed	2,572
Distribution fees payable	5,016
Total liabilities		108,164

Net Assets		$ 58,753,588
Net Assets consist of:
Paid in capital		$ 55,437,652
Accumulated undistributed net realized gain (loss) on investments		1,120,716
Net unrealized appreciation (depreciation) on investments		2,195,220
Net Assets		$ 58,753,588

Initial Class: Net Asset Value, offering price and redemption price per share ($33,779,761 ÷ 2,747,596 shares)		$ 12.29

Service Class: Net Asset Value, offering price and redemption price per share ($477,253 ÷ 38,820 shares)		$ 12.29

Service Class 2: Net Asset Value, offering price and redemption price per share ($24,496,574 ÷ 1,998,015 shares)		$ 12.26
Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,381,702
Interest		8
Total income		1,381,710

Expenses
Distribution fees	$ 43,080
Independent trustees' compensation	157
Total expenses before reductions	43,237
Expense reductions	(157)	43,080
Net investment income (loss)		1,338,630
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,193)
Capital gain distributions from underlying funds	2,392,687	2,342,494
Change in net unrealized appreciation (depreciation) on underlying funds		140,064
Net gain (loss)		2,482,558
Net increase (decrease) in net assets resulting from operations		$ 3,821,188

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2015 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,338,630	$ 552,971
Net realized gain (loss)	2,342,494	627,270
Change in net unrealized appreciation (depreciation)	140,064	1,475,662
Net increase (decrease) in net assets resulting from operations	3,821,188	2,655,903
Distributions to shareholders from net investment income	(1,528,528)	(379,299)
Distributions to shareholders from net realized gain	(1,568,554)	(252,774)
Total distributions	(3,097,082)	(632,073)
Share transactions - net increase (decrease)	23,906,125	17,131,091
Total increase (decrease) in net assets	24,630,231	19,154,921

Net Assets
Beginning of period	34,123,357	14,968,436
End of period (including undistributed net investment income of $0 and undistributed net investment income of $172,565, respectively)	$ 58,753,588	$ 34,123,357

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.37	.27	.11
Net realized and unrealized gain (loss)	.73	.94	.90
Total from investment operations	1.10	1.21	1.01
Distributions from net investment income	(.36)	(.14)	(.06)
Distributions from net realized gain	(.38)	(.09)	-
Total distributions	(.74)	(.23)	(.06)
Net asset value, end of period	$ 12.29	$ 11.93	$ 10.95
Total Return B,C,D	9.33%	11.04%	10.11%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.93%	2.34%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,780	$ 23,712	$ 13,930
Portfolio turnover rate	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.26	.10
Net realized and unrealized gain (loss)	.74	.94	.90
Total from investment operations	1.09	1.20	1.00
Distributions from net investment income	(.35)	(.13)	(.05)
Distributions from net realized gain	(.38)	(.09)	-
Total distributions	(.73)	(.22)	(.05)
Net asset value, end of period	$ 12.29	$ 11.93	$ 10.95
Total Return B,C,D	9.23%	10.94%	10.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.83%	2.24%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 477	$ 427	$ 385
Portfolio turnover rate	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.24	.09
Net realized and unrealized gain (loss)	.74	.95	.90
Total from investment operations	1.07	1.19	.99
Distributions from net investment income	(.34)	(.13)	(.05)
Distributions from net realized gain	(.38)	(.09)	-
Total distributions	(.72)	(.22)	(.05)
Net asset value, end of period	$ 12.26	$ 11.91	$ 10.94
Total Return B,C,D	9.07%	10.84%	9.90%
Ratios to Average Net Assets F.H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.68%	2.09%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,497	$ 9,984	$ 653
Portfolio turnover rate	18%	24%	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	8.6
VIP Equity-Income Portfolio Initial Class	9.2	10.0
VIP Growth & Income Portfolio Initial Class	10.0	10.0
VIP Growth Portfolio Initial Class	10.7	10.2
VIP Mid Cap Portfolio Initial Class	3.6	3.6
VIP Value Portfolio Initial Class	7.8	8.5
VIP Value Strategies Portfolio Initial Class	3.3	3.6
	53.6	54.5
International Equity Funds
VIP Overseas Portfolio Initial Class	13.6	13.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	24.9	24.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.4	0.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.6%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.9%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	54.5%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.1%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.4%

Expected
Domestic Equity Funds	53.2%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	25.2%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Freedom Funds Portfolio

VIP Freedom 2020 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.2%
	Shares	Value
Domestic Equity Funds - 53.6%
VIP Contrafund Portfolio Initial Class	547,972	$ 15,288,427
VIP Equity-Income Portfolio Initial Class	659,663	15,772,549
VIP Growth & Income Portfolio Initial Class	1,008,591	17,156,130
VIP Growth Portfolio Initial Class	405,498	18,296,055
VIP Mid Cap Portfolio Initial Class	168,762	6,102,427
VIP Value Portfolio Initial Class	1,020,429	13,377,822
VIP Value Strategies Portfolio Initial Class	442,086	5,561,441
TOTAL DOMESTIC EQUITY FUNDS		91,554,851
International Equity Funds - 13.6%
VIP Overseas Portfolio Initial Class	915,593	23,182,816
TOTAL EQUITY FUNDS (Cost $109,679,895)		114,737,667
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	2,130,969	12,743,192
Investment Grade Fixed-Income Funds - 24.9%
VIP Investment Grade Bond Portfolio Initial Class	3,333,019	42,529,320
TOTAL FIXED-INCOME FUNDS (Cost $55,258,828)		55,272,512
Short-Term Funds - 0.4%

VIP Money Market Portfolio Initial Class (Cost $756,893)	756,893	756,893
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $165,695,616)		$ 170,767,072

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $165,695,616) - See accompanying schedule		$ 170,767,072
Receivable for fund shares sold		631,639
Total assets		171,398,711

Liabilities
Payable to custodian bank	$ 1,119
Payable for investments purchased	610,084
Payable for fund shares redeemed	20,501
Distribution fees payable	25,728
Total liabilities		657,432

Net Assets		$ 170,741,279
Net Assets consist of:
Paid in capital		$ 161,789,388
Accumulated undistributed net realized gain (loss) on investments		3,880,435
Net unrealized appreciation (depreciation) on investments		5,071,456
Net Assets		$ 170,741,279

Initial Class: Net Asset Value, offering price and redemption price per share ($31,465,332 ÷ 2,490,792 shares)		$ 12.63

Service Class: Net Asset Value, offering price and redemption price per share ($19,881,344 ÷ 1,575,772 shares)		$ 12.62

Service Class 2: Net Asset Value, offering price and redemption price per share ($119,394,603 ÷ 9,478,162 shares)		$ 12.60

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 3,529,119
Interest		37
Total income		3,529,156

Expenses
Distribution fees	$ 232,635
Independent trustees' compensation	420
Total expenses before reductions	233,055
Expense reductions	(420)	232,635
Net investment income (loss)		3,296,521
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(224,091)
Capital gain distributions from underlying funds	7,776,078	7,551,987
Change in net unrealized appreciation (depreciation) on underlying funds		(232,295)
Net gain (loss)		7,319,692
Net increase (decrease) in net assets resulting from operations		$ 10,616,213

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,296,521	$ 1,178,471
Net realized gain (loss)	7,551,987	1,816,338
Change in net unrealized appreciation (depreciation)	(232,295)	4,058,003
Net increase (decrease) in net assets resulting from operations	10,616,213	7,052,812
Distributions to shareholders from net investment income	(3,307,398)	(1,169,624)
Distributions to shareholders from net realized gain	(4,726,644)	(753,339)
Total distributions	(8,034,042)	(1,922,963)
Share transactions - net increase (decrease)	83,437,561	45,506,036
Total increase (decrease) in net assets	86,019,732	50,635,885

Net Assets
Beginning of period	84,721,547	34,085,662
End of period (including undistributed net investment income of $0 and undistributed net investment income of $8,841, respectively)	$ 170,741,279	$ 84,721,547

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.26	.13
Net realized and unrealized gain (loss)	.88	1.06	1.00
Total from investment operations	1.23	1.32	1.13
Distributions from net investment income	(.27)	(.18)	(.06)
Distributions from net realized gain	(.43)	(.11)	-
Total distributions	(.70) I	(.29)	(.06)
Net asset value, end of period	$ 12.63	$ 12.10	$ 11.07
Total Return B,C,D	10.23%	11.95%	11.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.76%	2.21%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,465	$ 21,356	$ 16,085
Portfolio turnover rate	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.698 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2020 Portfolio
Financial Statements - continued

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.25	.12
Net realized and unrealized gain (loss)	.88	1.06	1.01
Total from investment operations	1.22	1.31	1.13
Distributions from net investment income	(.26)	(.18)	(.06)
Distributions from net realized gain	(.43)	(.11)	-
Total distributions	(.69) I	(.29)	(.06)
Net asset value, end of period	$ 12.62	$ 12.09	$ 11.07
Total Return B,C,D	10.17%	11.81%	11.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.66%	2.11%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,881	$ 6,555	$ 1,586
Portfolio turnover rate	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.689 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.23	.11
Net realized and unrealized gain (loss)	.87	1.07	1.01
Total from investment operations	1.19	1.30	1.12
Distributions from net investment income	(.25)	(.17)	(.06)
Distributions from net realized gain	(.43)	(.11)	-
Total distributions	(.67) I	(.28)	(.06)
Net asset value, end of period	$ 12.60	$ 12.08	$ 11.06
Total Return B,C,D	9.97%	11.70%	11.17%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.51%	1.96%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,395	$ 56,810	$ 16,414
Portfolio turnover rate	12%	21%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.674 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.4	9.0
VIP Equity-Income Portfolio Initial Class	9.8	10.4
VIP Growth & Income Portfolio Initial Class	10.6	10.4
VIP Growth Portfolio Initial Class	11.1	10.6
VIP Mid Cap Portfolio Initial Class	3.8	3.8
VIP Value Portfolio Initial Class	8.3	8.9
VIP Value Strategies Portfolio Initial Class	3.5	3.7
	56.5	56.8
International Equity Funds
VIP Overseas Portfolio Initial Class	14.1	14.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	21.9	21.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.5%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	21.9%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	56.8%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	21.5%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	56.2%
International Equity Funds	14.0%
Investment Grade Fixed-Income Funds	22.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

Annual Report

VIP Freedom 2025 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.6%
	Shares	Value
Domestic Equity Funds - 56.5%
VIP Contrafund Portfolio Initial Class	66,143	$ 1,845,389
VIP Equity-Income Portfolio Initial Class	80,891	1,934,107
VIP Growth & Income Portfolio Initial Class	122,387	2,081,810
VIP Growth Portfolio Initial Class	48,676	2,196,244
VIP Mid Cap Portfolio Initial Class	20,443	739,201
VIP Value Portfolio Initial Class	124,991	1,638,634
VIP Value Strategies Portfolio Initial Class	54,134	681,000
TOTAL DOMESTIC EQUITY FUNDS		11,116,385
International Equity Funds - 14.1%
VIP Overseas Portfolio Initial Class	109,968	2,784,386
TOTAL EQUITY FUNDS (Cost $13,253,032)		13,900,771
Fixed-Income Funds - 29.4%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	247,612	1,480,721
Investment Grade Fixed-Income Funds - 21.9%
VIP Investment Grade Bond Portfolio Initial Class	337,850	4,310,967
TOTAL FIXED-INCOME FUNDS (Cost $5,802,961)		5,791,688
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,055,993)		$ 19,692,459

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $19,055,993) - See accompanying schedule		$ 19,692,459
Receivable for investments sold		128,688
Receivable for fund shares sold		1,807
Total assets		19,822,954

Liabilities
Payable to custodian bank	$ 746
Payable for fund shares redeemed	129,492
Distribution fees payable	837
Total liabilities		131,075

Net Assets		$ 19,691,879
Net Assets consist of:
Paid in capital		$ 18,579,501
Accumulated undistributed net realized gain (loss) on investments		475,912
Net unrealized appreciation (depreciation) on investments		636,466
Net Assets		$ 19,691,879

Initial Class: Net Asset Value, offering price and redemption price per share ($15,197,022 ÷ 1,195,987 shares)		$ 12.71

Service Class: Net Asset Value, offering price and redemption price per share ($497,310 ÷ 39,148 shares)		$ 12.70

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,997,547 ÷ 315,356 shares)		$ 12.68

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 393,889
Interest		50
Total income		393,939

Expenses
Distribution fees	$ 3,466
Independent trustees' compensation	44
Total expenses before reductions	3,510
Expense reductions	(44)	3,466
Net investment income (loss)		390,473
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,453)
Capital gain distributions from underlying funds	927,529	899,076
Change in net unrealized appreciation (depreciation) on underlying funds		(188,158)
Net gain (loss)		710,918
Net increase (decrease) in net assets resulting from operations		$ 1,101,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2025 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 390,473	$ 150,496
Net realized gain (loss)	899,076	283,979
Change in net unrealized appreciation (depreciation)	(188,158)	528,242
Net increase (decrease) in net assets resulting from operations	1,101,391	962,717
Distributions to shareholders from net investment income	(392,829)	(151,306)
Distributions to shareholders from net realized gain	(575,210)	(126,743)
Total distributions	(968,039)	(278,049)
Share transactions - net increase (decrease)	10,198,355	3,065,781
Total increase (decrease) in net assets	10,331,707	3,750,449

Net Assets
Beginning of period	9,360,172	5,609,723
End of period	$ 19,691,879	$ 9,360,172

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.38	.23	.11
Net realized and unrealized gain (loss)	.89	1.17	1.12
Total from investment operations	1.27	1.40	1.23
Distributions from net investment income	(.27)	(.21)	(.07)
Distributions from net realized gain	(.47)	(.17)	-
Total distributions	(.74)	(.38)	(.07)
Net asset value, end of period	$ 12.71	$ 12.18	$ 11.16
Total Return B,C,D	10.50%	12.49%	12.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.95%	1.95%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,197	$ 8,363	$ 4,825
Portfolio turnover rate	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.37	.22	.10
Net realized and unrealized gain (loss)	.87	1.16	1.12
Total from investment operations	1.24	1.38	1.22
Distributions from net investment income	(.25)	(.19)	(.06)
Distributions from net realized gain	(.47)	(.17)	-
Total distributions	(.72)	(.36)	(.06)
Net asset value, end of period	$ 12.70	$ 12.18	$ 11.16
Total Return B,C,D	10.31%	12.39%	12.18%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.85%	1.85%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 497	$ 441	$ 393
Portfolio turnover rate	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.20	.09
Net realized and unrealized gain (loss)	.89	1.16	1.12
Total from investment operations	1.24	1.36	1.21
Distributions from net investment income	(.26)	(.18)	(.05)
Distributions from net realized gain	(.47)	(.17)	-
Total distributions	(.73)	(.35)	(.05)
Net asset value, end of period	$ 12.68	$ 12.17	$ 11.16
Total Return B,C,D	10.26%	12.18%	12.07%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.70%	1.70%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,998	$ 556	$ 392
Portfolio turnover rate	20%	49%	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.8	10.4
VIP Equity-Income Portfolio Initial Class	11.2	12.0
VIP Growth & Income Portfolio Initial Class	12.2	12.0
VIP Growth Portfolio Initial Class	13.0	12.3
VIP Mid Cap Portfolio Initial Class	4.3	4.3
VIP Value Portfolio Initial Class	9.5	10.3
VIP Value Strategies Portfolio Initial Class	3.9	4.3
	64.9	65.6
International Equity Funds
VIP Overseas Portfolio Initial Class	16.5	16.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.6	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	11.0	10.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.9%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	11.0%
High Yield Fixed-Income Funds	7.6%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.5%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	64.6%
International Equity Funds	16.2%
Investment Grade Fixed-Income Funds	11.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Freedom Funds Portfolio

VIP Freedom 2030 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.4%
	Shares	Value
Domestic Equity Funds - 64.9%
VIP Contrafund Portfolio Initial Class	236,756	$ 6,605,485
VIP Equity-Income Portfolio Initial Class	284,108	6,793,012
VIP Growth & Income Portfolio Initial Class	435,175	7,402,330
VIP Growth Portfolio Initial Class	175,318	7,910,331
VIP Mid Cap Portfolio Initial Class	72,739	2,630,242
VIP Value Portfolio Initial Class	439,306	5,759,300
VIP Value Strategies Portfolio Initial Class	189,907	2,389,030
TOTAL DOMESTIC EQUITY FUNDS		39,489,730
International Equity Funds - 16.5%
VIP Overseas Portfolio Initial Class	395,491	10,013,843
TOTAL EQUITY FUNDS (Cost $46,783,040)		49,503,573
Fixed-Income Funds - 18.6%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	767,910	4,592,102
Investment Grade Fixed-Income Funds - 11.0%
VIP Investment Grade Bond Portfolio Initial Class	525,781	6,708,967
TOTAL FIXED-INCOME FUNDS (Cost $11,493,515)		11,301,069
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $58,276,555)		$ 60,804,642

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $58,276,555) - See accompanying schedule		$ 60,804,642
Cash		740
Receivable for investments sold		296
Receivable for fund shares sold		136,185
Total assets		60,941,863

Liabilities
Payable for investments purchased	$ 58,464
Payable for fund shares redeemed	78,400
Distribution fees payable	5,969
Total liabilities		142,833

Net Assets		$ 60,799,030
Net Assets consist of:
Paid in capital		$ 56,554,649
Accumulated undistributed net realized gain (loss) on investments		1,716,294
Net unrealized appreciation (depreciation) on investments		2,528,087
Net Assets		$ 60,799,030

Initial Class: Net Asset Value, offering price and redemption price per share ($23,767,106 ÷ 1,824,858 shares)		$ 13.02

Service Class: Net Asset Value, offering price and redemption price per share ($12,884,375 ÷ 990,205 shares)		$ 13.01

Service Class 2: Net Asset Value, offering price and redemption price per share ($24,147,549 ÷ 1,858,544 shares)		$ 12.99

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,244,983
Interest		60
Total income		1,245,043

Expenses
Distribution fees	$ 56,747
Independent trustees' compensation	160
Total expenses before reductions	56,907
Expense reductions	(160)	56,747
Net investment income (loss)		1,188,296
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(163,667)
Capital gain distributions from underlying funds	3,555,296	3,391,629
Change in net unrealized appreciation (depreciation) on underlying funds		(28,674)
Net gain (loss)		3,362,955
Net increase (decrease) in net assets resulting from operations		$ 4,551,251

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,188,296	$ 454,629
Net realized gain (loss)	3,391,629	870,615
Change in net unrealized appreciation (depreciation)	(28,674)	1,738,118
Net increase (decrease) in net assets resulting from operations	4,551,251	3,063,362
Distributions to shareholders from net investment income	(1,194,475)	(470,715)
Distributions to shareholders from net realized gain	(2,163,007)	(345,367)
Total distributions	(3,357,482)	(816,082)
Share transactions - net increase (decrease)	25,665,961	15,075,481
Total increase (decrease) in net assets	26,859,730	17,322,761

Net Assets
Beginning of period	33,939,300	16,616,539
End of period	$ 60,799,030	$ 33,939,300

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.34	.24	.13
Net realized and unrealized gain (loss)	1.06	1.25	1.21
Total from investment operations	1.40	1.49	1.34
Distributions from net investment income	(.28)	(.19)	(.07)
Distributions from net realized gain	(.54)	(.13)	-
Total distributions	(.82)	(.32)	(.07)
Net asset value, end of period	$ 13.02	$ 12.44	$ 11.27
Total Return B,C,D	11.37%	13.20%	13.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.56%	2.05%	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,767	$ 14,298	$ 8,262
Portfolio turnover rate	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom 2030 Portfolio
Financial Statements - continued

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.23	.12
Net realized and unrealized gain (loss)	1.05	1.25	1.21
Total from investment operations	1.38	1.48	1.33
Distributions from net investment income	(.27)	(.18)	(.06)
Distributions from net realized gain	(.54)	(.13)	-
Total distributions	(.81)	(.31)	(.06)
Net asset value, end of period	$ 13.01	$ 12.44	$ 11.27
Total Return B,C,D	11.21%	13.15%	13.30%
Ratios to Average Net Assets F,H
Expenses before reductions	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10%	.10% A
Expenses net of all reductions	.10%	.10%	.10% A
Net investment income (loss)	2.46%	1.95%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,884	$ 3,867	$ 958
Portfolio turnover rate	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.21	.11
Net realized and unrealized gain (loss)	1.05	1.25	1.21
Total from investment operations	1.36	1.46	1.32
Distributions from net investment income	(.25)	(.17)	(.06)
Distributions from net realized gain	(.54)	(.13)	-
Total distributions	(.79)	(.30)	(.06)
Net asset value, end of period	$ 12.99	$ 12.42	$ 11.26
Total Return B,C,D	11.08%	12.92%	13.16%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.31%	1.80%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,148	$ 15,774	$ 7,396
Portfolio turnover rate	17%	32%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio and VIP Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund IV). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by FMR. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Income	$ 13,762,916	$ 374,797	$ (97,949)	$ 276,848
VIP Freedom 2005	9,575,326	648,712	(116,230)	532,482
VIP Freedom 2010	104,635,716	5,699,728	(1,886,259)	3,813,469
VIP Freedom 2015	56,564,005	3,385,358	(1,190,532)	2,194,826
VIP Freedom 2020	165,696,046	10,045,279	(4,974,253)	5,071,026
VIP Freedom 2025	19,056,227	1,229,343	(593,111)	636,232
VIP Freedom 2030	58,276,787	4,460,341	(1,932,486)	2,527,855
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
VIP Freedom Income	$ 30,027	$ 126,402
VIP Freedom 2005	5,682	173,534
VIP Freedom 2010	699	1,805,358
VIP Freedom 2015	-	1,121,109
VIP Freedom 2020	-	3,880,865
VIP Freedom 2025	-	476,148
VIP Freedom 2030	-	1,716,528

The tax character of distributions paid was as follows:

December 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 623,460	$ 57,167	$ 680,627
VIP Freedom 2005	389,918	250,572	640,490
VIP Freedom 2010	3,554,163	1,485,441	5,039,604
VIP Freedom 2015	2,166,906	930,176	3,097,082
VIP Freedom 2020	5,419,053	2,614,989	8,034,042
VIP Freedom 2025	671,787	296,252	968,039
VIP Freedom 2030	2,172,376	1,185,106	3,357,482

December 31, 2006
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$ 319,579	$ 39,255	$ 358,834
VIP Freedom 2005	242,373	22,170	264,543
VIP Freedom 2010	1,096,136	221,492	1,317,628
VIP Freedom 2015	435,471	196,602	632,073
VIP Freedom 2020	1,306,595	616,368	1,922,963
VIP Freedom 2025	173,672	104,377	278,049
VIP Freedom 2030	550,416	265,666	816,082

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the

VIP Freedom Funds Portfolio

3. Operating Policies - continued

Repurchase Agreements - continued

event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	10,897,240	7,747,034
VIP Freedom 2005	5,833,597	4,441,758
VIP Freedom 2010	61,101,521	18,860,644
VIP Freedom 2015	33,112,500	8,568,390
VIP Freedom 2020	102,133,272	15,643,365
VIP Freedom 2025	13,202,526	2,653,770
VIP Freedom 2030	35,220,205	8,150,990

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 406	$ 6,905	$ 7,311
VIP Freedom 2005	435	1,107	1,542
VIP Freedom 2010	12,962	130,658	143,620
VIP Freedom 2015	459	42,621	43,080
VIP Freedom 2020	14,102	218,533	232,635
VIP Freedom 2025	479	2,987	3,466
VIP Freedom 2030	8,629	48,118	56,747

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Total expenses for each class are limited to 0.00% of average net assets plus the distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Income
Initial Class	0%	$ 33
Service Class	.10%	2
Service Class 2.25%		12

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period: - continued

	Expense Limitations	Reimbursement from adviser
VIP Freedom 2005
Initial Class	0%	$ 28
Service Class	.10%	1
Service Class 2.25%		1
VIP Freedom 2010
Initial Class	0%	73
Service Class	.10%	53
Service Class 2.25%		172
VIP Freedom 2015
Initial Class	0%	90
Service Class	.10%	1
Service Class 2.25%		66
VIP Freedom 2020
Initial Class	0%	77
Service Class	.10%	49
Service Class 2.25%		294
VIP Freedom 2025
Initial Class	0%	34
Service Class	.10%	1
Service Class 2.25%		9
VIP Freedom 2030
Initial Class	0%	63
Service Class	.10%	34
Service Class 2.25%		63

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	68%	1	15%
VIP Freedom 2005	98%	-	-
VIP Freedom 2010	25%	1	59%
VIP Freedom 2015	56%	1	34%
VIP Freedom 2020	16%	2	75%
VIP Freedom 2025	73%	1	12%
VIP Freedom 2030	35%	1	52%

VIP Freedom Funds Portfolio

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
VIP Freedom Income
From net investment income
Initial Class	$ 389,472	$ 269,889
Service Class	15,761	10,880
Service Class 2	131,697	28,996
Total	$ 536,930	$ 309,765
From net realized gain
Initial Class	$ 105,776	$ 42,500
Service Class	4,392	1,766
Service Class 2	33,529	4,803
Total	$ 143,697	$ 49,069
VIP Freedom 2005
From net investment income
Initial Class	$ 251,310	$ 207,132
Service Class	11,833	10,517
Service Class 2	11,404	9,944
Total	$ 274,547	$ 227,593
From net realized gain
Initial Class	$ 331,682	$ 33,434
Service Class	16,986	1,759
Service Class 2	17,275	1,757
Total	$ 365,943	$ 36,950
VIP Freedom 2010
From net investment income
Initial Class	$ 656,116	$ 353,057
Service Class	445,976	98,166
Service Class 2	1,382,034	589,540
Total	$ 2,484,126	$ 1,040,763
From net realized gain
Initial Class	$ 670,107	$ 88,708
Service Class	394,049	25,301
Service Class 2	1,491,322	162,856
Total	$ 2,555,478	$ 276,865
VIP Freedom 2015
From net investment income
Initial Class	$ 919,677	$ 271,006
Service Class	12,891	4,502
Service Class 2	595,960	103,791
Total	$ 1,528,528	$ 379,299
From net realized gain
Initial Class	$ 938,900	$ 175,471
Service Class	13,956	3,166
Service Class 2	615,698	74,137
Total	$ 1,568,554	$ 252,774
VIP Freedom 2020
From net investment income
Initial Class	$ 652,197	$ 316,990
Service Class	399,422	94,245
Service Class 2	2,255,779	758,389
Total	$ 3,307,398	$ 1,169,624
From net realized gain
Initial Class	$ 924,317	$ 189,505
Service Class	520,253	58,242
Service Class 2	3,282,074	505,592
Total	$ 4,726,644	$ 753,339

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended December 31,	2007	2006
VIP Freedom 2025
From net investment income
Initial Class	$ 306,188	$ 136,529
Service Class	9,470	6,790
Service Class 2	77,171	7,987
Total	$ 392,829	$ 151,306
From net realized gain
Initial Class	$ 464,560	$ 113,219
Service Class	17,406	5,981
Service Class 2	93,244	7,543
Total	$ 575,210	$ 126,743
VIP Freedom 2030
From net investment income
Initial Class	$ 488,612	$ 210,649
Service Class	255,840	54,452
Service Class 2	450,023	205,614
Total	$ 1,194,475	$ 470,715
From net realized gain
Initial Class	$ 856,913	$ 145,662
Service Class	417,687	38,682
Service Class 2	888,407	161,023
Total	$ 2,163,007	$ 345,367

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
VIP Freedom Income
Initial Class
Shares sold	685,787	628,341	$ 7,557,523	$ 6,697,181
Reinvestment of distributions	45,868	29,149	495,249	312,388
Shares redeemed	(680,725)	(354,600)	(7,558,034)	(3,763,363)
Net increase (decrease)	50,930	302,890	$ 494,738	$ 3,246,206
Service Class
Reinvestment of distributions	1,867	1,180	$ 20,153	$ 12,646
Net increase (decrease)	1,867	1,180	$ 20,153	$ 12,646
Service Class 2
Shares sold	255,437	77,795	$ 2,785,548	$ 837,357
Reinvestment of distributions	15,330	3,159	165,225	33,799
Shares redeemed	(37,092)	(17,023)	(408,034)	(178,812)
Net increase (decrease)	233,675	63,931	$ 2,542,739	$ 692,344
VIP Freedom 2005
Initial Class
Shares sold	398,715	512,176	$ 4,787,205	$ 5,650,369
Reinvestment of distributions	50,295	21,052	582,992	240,567
Shares redeemed	(344,897)	(335,528)	(4,068,626)	(3,714,256)
Net increase (decrease)	104,113	197,700	$ 1,301,571	$ 2,176,680
Service Class
Reinvestment of distributions	2,487	1,074	$ 28,820	$ 12,275
Net increase (decrease)	2,487	1,074	$ 28,820	$ 12,275
Service Class 2
Shares sold	726	-	$ 8,434	$ -
Reinvestment of distributions	2,477	1,024	28,679	11,701
Shares redeemed	(16)	-	(187)	-
Net increase (decrease)	3,187	1,024	$ 36,926	$ 11,701

VIP Freedom Funds Portfolio

9. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
VIP Freedom 2010
Initial Class
Shares sold	828,873	1,085,640	$ 10,012,337	$ 12,091,220
Reinvestment of distributions	111,133	38,083	1,326,223	441,765
Shares redeemed	(525,621)	(550,105)	(6,297,794)	(6,137,550)
Net increase (decrease)	414,385	573,618	$ 5,040,766	$ 6,395,435
Service Class
Shares sold	1,541,928	461,171	$ 18,694,544	$ 5,186,749
Reinvestment of distributions	70,366	10,644	840,025	123,467
Shares redeemed	(514,426)	(25,858)	(6,273,125)	(288,627)
Net increase (decrease)	1,097,868	445,957	$ 13,261,444	$ 5,021,589
Service Class 2
Shares sold	2,466,070	2,611,488	$ 29,558,142	$ 29,083,720
Reinvestment of distributions	241,528	65,030	2,873,356	752,397
Shares redeemed	(810,681)	(232,684)	(9,812,717)	(2,589,520)
Net increase (decrease)	1,896,917	2,443,834	$ 22,618,781	$ 27,246,597
VIP Freedom 2015
Initial Class
Shares sold	1,246,967	1,063,240	$ 15,630,773	$ 12,155,808
Reinvestment of distributions	151,849	37,362	1,858,577	446,476
Shares redeemed	(639,202)	(384,997)	(8,014,311)	(4,436,992)
Net increase (decrease)	759,614	715,605	$ 9,475,039	$ 8,165,292
Service Class
Shares sold	810	-	$ 10,000	$ -
Reinvestment of distributions	2,195	642	26,847	7,668
Net increase (decrease)	3,005	642	$ 36,847	$ 7,668
Service Class 2
Shares sold	1,142,941	825,508	$ 14,217,661	$ 9,476,778
Reinvestment of distributions	99,078	14,914	1,211,658	177,928
Shares redeemed	(82,606)	(61,528)	(1,035,080)	(696,575)
Net increase (decrease)	1,159,413	778,894	$ 14,394,239	$ 8,958,131
VIP Freedom 2020
Initial Class
Shares sold	1,051,777	858,421	$ 13,569,797	$ 9,934,015
Reinvestment of distributions	125,271	41,756	1,576,514	506,495
Shares redeemed	(450,780)	(588,301)	(5,731,905)	(6,802,896)
Net increase (decrease)	726,268	311,876	$ 9,414,406	$ 3,637,614
Service Class
Shares sold	1,195,293	411,929	$ 15,239,157	$ 4,798,643
Reinvestment of distributions	72,983	12,581	919,675	152,487
Shares redeemed	(234,570)	(25,736)	(3,023,931)	(305,071)
Net increase (decrease)	1,033,706	398,774	$ 13,134,901	$ 4,646,059
Service Class 2
Shares sold	4,990,327	3,353,614	$ 63,745,796	$ 38,778,034
Reinvestment of distributions	440,649	104,461	5,537,853	1,263,981
Shares redeemed	(656,261)	(238,340)	(8,395,395)	(2,819,652)
Net increase (decrease)	4,774,715	3,219,735	$ 60,888,254	$ 37,222,363
VIP Freedom 2025
Initial Class
Shares sold	622,753	508,046	$ 8,070,203	$ 5,956,062
Reinvestment of distributions	60,941	20,454	770,748	249,748
Shares redeemed	(174,322)	(274,265)	(2,213,504)	(3,281,077)
Net increase (decrease)	509,372	254,235	$ 6,627,447	$ 2,924,733

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
VIP Freedom 2025 - continued
Service Class
Shares sold	788	-	$ 10,000	$ -
Reinvestment of distributions	2,131	1,047	26,876	12,771
Net increase (decrease)	2,919	1,047	$ 36,876	$ 12,771
Service Class 2
Shares sold	265,377	9,336	$ 3,480,937	$ 114,122
Reinvestment of distributions	13,434	1,273	170,415	15,530
Shares redeemed	(9,100)	(112)	(117,320)	(1,375)
Net increase (decrease)	269,711	10,497	$ 3,534,032	$ 128,277
VIP Freedom 2030
Initial Class
Shares sold	996,989	710,684	$ 13,223,488	$ 8,499,790
Reinvestment of distributions	103,604	28,573	1,345,525	356,311
Shares redeemed	(424,689)	(323,491)	(5,631,778)	(3,808,183)
Net increase (decrease)	675,904	415,766	$ 8,937,235	$ 5,047,918
Service Class
Shares sold	734,873	235,504	$ 9,669,259	$ 2,842,204
Reinvestment of distributions	51,784	7,469	673,527	93,133
Shares redeemed	(107,374)	(17,091)	(1,424,042)	(204,059)
Net increase (decrease)	679,283	225,882	$ 8,918,744	$ 2,731,278
Service Class 2
Shares sold	711,415	819,368	$ 9,456,604	$ 9,707,801
Reinvestment of distributions	103,352	29,449	1,338,430	366,637
Shares redeemed	(226,223)	(235,970)	(2,985,052)	(2,778,153)
Net increase (decrease)	588,544	612,847	$ 7,809,982	$ 7,296,285

VIP Freedom Funds Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio (the Funds), each a fund of the Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund IV), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfoio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2030 Portfolio as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. If the interests of a fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2005

Secretary of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, VIP Investor Freedom 2030. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of [Fidelity Distributors Corporation (FDC)/FDC] (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Income, VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, and VIP Freedom 2030. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/15/08	02/15/08	$0.005	$0.105
Service Class	02/15/08	02/15/08	$0.005	$0.105
Service Class 2	02/15/08	02/15/08	$0.005	$0.105
VIP Freedom 2005 Portfolio
Initial Class	02/15/08	02/15/08	$0.005	$0.245
Service Class	02/15/08	02/15/08	$0.005	$0.245
Service Class 2	02/15/08	02/15/08	$0.005	$0.245
VIP Freedom 2010 Portfolio
Initial Class	02/15/08	02/15/08	$0.000	$0.180
Service Class	02/15/08	02/15/08	$0.000	$0.180
Service Class 2	02/15/08	02/15/08	$0.000	$0.180
VIP Freedom 2015 Portfolio
Initial Class	02/15/08	02/15/08	$0.000	$0.230
Service Class	02/15/08	02/15/08	$0.000	$0.230
Service Class 2	02/15/08	02/15/08	$0.000	$0.230
VIP Freedom 2020 Portfolio
Initial Class	02/15/08	02/15/08	$0.000	$0.280
Service Class	02/15/08	02/15/08	$0.000	$0.280
Service Class 2	02/15/08	02/15/08	$0.000	$0.280
VIP Freedom 2025 Portfolio
Initial Class	02/15/08	02/15/08	$0.000	$0.300
Service Class	02/15/08	02/15/08	$0.000	$0.300
Service Class 2	02/15/08	02/15/08	$0.000	$0.300
VIP Freedom 2030 Portfolio
Initial Class	02/15/08	02/15/08	$0.000	$0.355
Service Class	02/15/08	02/15/08	$0.000	$0.355
Service Class 2	02/15/08	02/15/08	$0.000	$0.355

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$141,963
VIP Freedom 2005 Portfolio	$340,125
VIP Freedom 2010 Portfolio	$2,697,309
VIP Freedom 2015 Portfolio	$1,687,736
VIP Freedom 2020 Portfolio	$5,475,164
VIP Freedom 2025 Portfolio	$653,372
VIP Freedom 2030 Portfolio	$2,428,457

VIP Freedom Funds Portfolio

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	February 2007	December 2007
VIP Freedom Income Portfolio
Initial Class	3%	5%
Service Class	3%	5%
Service Class 2	3%	5%
VIP Freedom 2005 Portfolio
Initial Class	-%	11%
Service Class	-%	11%
Service Class 2	-%	12%
VIP Freedom 2010 Portfolio
Initial Class	9%	12%
Service Class	9%	12%
Service Class 2	9%	13%
VIP Freedom 2015 Portfolio
Initial Class	-%	13%
Service Class	-%	14%
Service Class 2	-%	14%
VIP Freedom 2020 Portfolio
Initial Class	8%	16%
Service Class	8%	16%
Service Class 2	8%	17%
VIP Freedom 2025 Portfolio
Initial Class	-%	17%
Service Class	-%	17%
Service Class 2	-%	17%
VIP Freedom 2030 Portfolio
Initial Class	-%	18%
Service Class	-%	19%
Service Class 2	-%	19%

The funds will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the total returns of Initial Class and Service Class 2 of the fund and the total returns of a proprietary custom index ("benchmark"). The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than VIP Freedom Income Portfolio) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2010 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2015 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2020 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom 2030 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Income Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Initial Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Initial Class of each underlying fund bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each of Initial Class and Service Class of each fund ranked below its competitive median for 2006, and the total expenses of Service Class 2 of each fund ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

VIP Freedom Funds Portfolio

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFF2K-ANN-0208
1.826371.103

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income Portfolio I	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio II	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio III	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Freedom Lifetime Income I	8.16%	8.60%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income I on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Freedom Lifetime Income II	9.67%	10.77%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income II on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Freedom Lifetime Income III	10.88%	12.32%

A From July 26, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income III on July 26, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of VIP Freedom Lifetime Income Funds

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

Each of the three VIP Freedom Lifetime Income Funds recorded positive results for the year. (For specific portfolio performance results, please refer to the performance section of this report.) On an absolute basis, these returns were consistent with the kind of performance we would expect to see from a series of portfolios with different asset-allocation levels based on age-appropriate risks. On a relative basis versus their individual composite indexes, the Funds also did well, with all of them beating their respective benchmarks for the period. Overall performance was led by the Funds' underlying domestic and international equity asset classes. Both equity classes outperformed their benchmarks - the Dow Jones Wilshire 5000 Composite IndexSM, which rose 5.62%, and the MSCI EAFE, respectively - thanks mostly to effective stock selection within their underlying funds. The Funds' investments in both short-term and high-yield bonds performed in line with their respective benchmarks, with returns of 5.11% for the Lehman Brothers 3-Month Treasury Bill Index and 2.53% for the Merrill Lynch U.S. High Yield Master II Constrained Index. Meanwhile, the investment-grade bond class underperformed the 6.97% return of the Lehman Brothers U.S. Aggregate Index, in part because of its exposure to subprime-mortgage-backed securities, which saw their prices fall as the credit crunch worsened during the year.

Note to shareholders: Jonathan Shelon became Co-Portfolio Manager on September 4, 2007 replacing Ren Cheng, who was promoted to Chief Investment Officer of Fidelity's Global Asset Allocation Group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Lifetime Income Funds Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
VIP Freedom Lifetime Income I
Actual	$ 1,000.00	$ 1,025.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income II
Actual	$ 1,000.00	$ 1,022.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Freedom Lifetime Income III
Actual	$ 1,000.00	$ 1,020.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	5.7
VIP Equity-Income Portfolio Investor Class	6.0	6.5
VIP Growth & Income Portfolio Investor Class	6.6	6.6
VIP Growth Portfolio Investor Class	7.1	6.7
VIP Mid Cap Portfolio Investor Class	2.3	2.4
VIP Value Portfolio Investor Class	5.0	5.6
VIP Value Strategies Portfolio Investor Class	2.1	2.3
	35.0	35.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	8.8	8.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	4.9	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	39.4	38.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	11.9	11.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	35.0%
International Equity Funds	8.8%
Investment Grade Fixed-Income Funds	39.4%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	35.8%
International Equity Funds	8.9%
Investment Grade Fixed-Income Funds	38.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	35.9%
International Equity Funds	8.9%
Investment Grade Fixed-Income Funds	36.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income I Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 43.8%
	Shares	Value
Domestic Equity Funds - 35.0%
VIP Contrafund Portfolio Investor Class	26,521	$ 737,813
VIP Equity-Income Portfolio Investor Class	31,414	749,223
VIP Growth & Income Portfolio Investor Class	48,609	824,417
VIP Growth Portfolio Investor Class	19,731	887,887
VIP Mid Cap Portfolio Investor Class	8,117	292,794
VIP Value Portfolio Investor Class	48,444	634,126
VIP Value Strategies Portfolio Investor Class	21,016	263,325
TOTAL DOMESTIC EQUITY FUNDS		4,389,585
International Equity Funds - 8.8%
VIP Overseas Portfolio Investor Class R	43,413	1,096,606
TOTAL EQUITY FUNDS (Cost $5,101,699)		5,486,191
Fixed-Income Funds - 44.3%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Investor Class	104,148	620,720
Investment Grade Fixed-Income Funds - 39.4%
VIP Investment Grade Bond Portfolio Investor Class	387,613	4,934,314
TOTAL FIXED-INCOME FUNDS (Cost $5,476,277)		5,555,034
Short-Term Funds - 11.9%

VIP Money Market Portfolio Investor Class (Cost $1,492,173)	1,492,173	1,492,173
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,070,149)		$ 12,533,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $12,070,149) - See accompanying schedule		$ 12,533,398
Cash		89
Receivable for investments sold		566
Total assets		12,534,053

Liabilities
Payable for investments purchased	$ 201
Payable for fund shares redeemed	560
Total liabilities		761

Net Assets		$ 12,533,292
Net Assets consist of:
Paid in capital		$ 11,873,589
Undistributed net investment income		724
Accumulated undistributed net realized gain (loss) on investments		195,730
Net unrealized appreciation (depreciation) on investments		463,249
Net Assets, for 1,118,082 shares outstanding		$ 12,533,292
Net Asset Value, offering price and redemption price per share ($12,533,292 ÷ 1,118,082 shares)		$ 11.21

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 363,583

Expenses
Independent trustees' compensation	$ 39
Total expenses before reductions	39
Expense reductions	(39)	0
Net investment income (loss)		363,583
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,056)
Capital gain distributions from underlying funds	444,130	443,074
Change in net unrealized appreciation (depreciation) on underlying funds		85,222
Net gain (loss)		528,296
Net increase (decrease) in net assets resulting from operations		$ 891,879

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 363,583	$ 160,138
Net realized gain (loss)	443,074	127,086
Change in net unrealized appreciation (depreciation)	85,222	348,399
Net increase (decrease) in net assets resulting from operations	891,879	635,623
Distributions to shareholders from net investment income	(361,791)	(162,340)
Distributions to shareholders from net realized gain	(328,199)	(45,095)
Total distributions	(689,990)	(207,435)
Share transactions Proceeds from sales of shares	2,994,715	7,602,656
Reinvestment of distributions	689,990	207,435
Cost of shares redeemed	(1,459,058)	(1,038,565)
Net increase (decrease) in net assets resulting from share transactions	2,225,647	6,771,526
Total increase (decrease) in net assets	2,427,536	7,199,714

Net Assets
Beginning of period	10,105,756	2,906,042
End of period (including undistributed net investment income of $724 and $0, respectively)	$ 12,533,292	$ 10,105,756
Other Information Shares
Sold	263,784	715,785
Issued in reinvestment of distributions	61,611	18,875
Redeemed	(128,066)	(96,908)
Net increase (decrease)	197,329	637,752

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.36	.27	.10
Net realized and unrealized gain (loss)	.53	.67	.26
Total from investment operations	.89	.94	.36
Distributions from net investment income	(.34)	(.18)	(.05)
Distributions from net realized gain	(.32)	(.05)	(.04)
Total distributions	(.66)	(.23)	(.09)
Net asset value, end of period	$ 11.21	$ 10.98	$ 10.27
Total Return B, C, D	8.16%	9.15%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%A
Net investment income (loss)	3.15%	2.50%	2.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,533	$ 10,106	$ 2,906
Portfolio turnover rate	16%	28%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.9	7.7
VIP Equity-Income Portfolio Investor Class	8.1	8.9
VIP Growth & Income Portfolio Investor Class	8.9	9.0
VIP Growth Portfolio Investor Class	9.5	9.1
VIP Mid Cap Portfolio Investor Class	3.2	3.2
VIP Value Portfolio Investor Class	6.9	7.6
VIP Value Strategies Portfolio Investor Class	2.8	3.2
	47.3	48.7
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.9	12.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.8	6.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	30.8	29.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	3.2	2.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	47.3%
International Equity Funds	11.9%
Investment Grade Fixed-Income Funds	30.8%
High Yield Fixed-Income Funds	6.8%
Short-Term Funds	3.2%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	12.1%
Investment Grade Fixed-Income Funds	29.4%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	2.9%

Expected
Domestic Equity Funds	45.8%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	32.0%
High Yield Fixed-Income Funds	6.5%
Short-Term Funds	4.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income II Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.2%
	Shares	Value
Domestic Equity Funds - 47.3%
VIP Contrafund Portfolio Investor Class	64,854	$ 1,804,238
VIP Equity-Income Portfolio Investor Class	77,184	1,840,845
VIP Growth & Income Portfolio Investor Class	118,981	2,017,913
VIP Growth Portfolio Investor Class	48,179	2,168,046
VIP Mid Cap Portfolio Investor Class	19,893	717,554
VIP Value Portfolio Investor Class	119,049	1,558,350
VIP Value Strategies Portfolio Investor Class	51,622	646,828
TOTAL DOMESTIC EQUITY FUNDS		10,753,774
International Equity Funds - 11.9%
VIP Overseas Portfolio Investor Class R	106,742	2,696,314
TOTAL EQUITY FUNDS (Cost $12,663,591)		13,450,088
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 6.8%
VIP High Income Portfolio Investor Class	257,909	1,537,136
Investment Grade Fixed-Income Funds - 30.8%
VIP Investment Grade Bond Portfolio Investor Class	549,725	6,998,003
TOTAL FIXED-INCOME FUNDS (Cost $8,445,764)		8,535,139
Short-Term Funds - 3.2%

VIP Money Market Portfolio Investor Class (Cost $715,805)	715,805	715,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,825,160)		$ 22,701,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $21,825,160) - See accompanying schedule		$ 22,701,032
Cash		90
Receivable for investments sold		1,077
Total assets		22,702,199

Liabilities
Payable for investments purchased	$ 98
Payable for fund shares redeemed	1,062
Total liabilities		1,160

Net Assets		$ 22,701,039
Net Assets consist of:
Paid in capital		$ 21,344,859
Undistributed net investment income		6,993
Accumulated undistributed net realized gain (loss) on investments		473,315
Net unrealized appreciation (depreciation) on investments		875,872
Net Assets, for 1,942,909 shares outstanding		$ 22,701,039
Net Asset Value, offering price and redemption price per share ($22,701,039 ÷ 1,942,909 shares)		$ 11.68

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 545,664

Expenses
Independent trustees' compensation	$ 69
Total expenses before reductions	69
Expense reductions	(69)	0
Net investment income (loss)		545,664
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	27,875
Capital gain distributions from underlying funds	1,076,319	1,104,194
Change in net unrealized appreciation (depreciation) on underlying funds		186,662
Net gain (loss)		1,290,856
Net increase (decrease) in net assets resulting from operations		$ 1,836,520

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 545,664	$ 212,416
Net realized gain (loss)	1,104,194	277,462
Change in net unrealized appreciation (depreciation)	186,662	641,870
Net increase (decrease) in net assets resulting from operations	1,836,520	1,131,748
Distributions to shareholders from net investment income	(542,373)	(208,713)
Distributions to shareholders from net realized gain	(833,778)	(74,541)
Total distributions	(1,376,151)	(283,254)
Share transactions Proceeds from sales of shares	5,718,549	14,411,163
Reinvestment of distributions	1,376,151	283,254
Cost of shares redeemed	(2,074,997)	(688,332)
Net increase (decrease) in net assets resulting from share transactions	5,019,703	14,006,085
Total increase (decrease) in net assets	5,480,072	14,854,579

Net Assets
Beginning of period	17,220,967	2,366,388
End of period (including undistributed net investment income of $6,993 and $3,703, respectively)	$ 22,701,039	$ 17,220,967
Other Information Shares
Sold	481,833	1,326,173
Issued in reinvestment of distributions	117,952	24,891
Redeemed	(172,555)	(63,508)
Net increase (decrease)	427,230	1,287,556

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.23	.10
Net realized and unrealized gain (loss)	.77	.95	.40
Total from investment operations	1.09	1.18	.50
Distributions from net investment income	(.30)	(.14)	(.06)
Distributions from net realized gain	(.48)	(.05)	(.07)
Total distributions	(.77) I	(.19)	(.13)
Net asset value, end of period	$ 11.68	$ 11.36	$ 10.37
Total Return B, C, D	9.67%	11.38%	5.00%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%A
Net investment income (loss)	2.67%	2.12%	2.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,701	$ 17,221	$ 2,366
Portfolio turnover rate	18%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.0	9.7
VIP Equity-Income Portfolio Investor Class	10.2	11.2
VIP Growth & Income Portfolio Investor Class	11.2	11.2
VIP Growth Portfolio Investor Class	12.0	11.4
VIP Mid Cap Portfolio Investor Class	3.9	4.0
VIP Value Portfolio Investor Class	8.6	9.5
VIP Value Strategies Portfolio Investor Class	3.6	4.0
	59.5	61.0
International Equity Funds
VIP Overseas Portfolio Investor Class R	15.1	15.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.5	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	17.9	16.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	59.5%
International Equity Funds	15.1%
Investment Grade Fixed-Income Funds	17.9%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	61.0%
International Equity Funds	15.1%
Investment Grade Fixed-Income Funds	16.4%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

Expected
Domestic Equity Funds	58.3%
International Equity Funds	14.6%
Investment Grade Fixed-Income Funds	19.6%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income III Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 74.6%
	Shares	Value
Domestic Equity Funds - 59.5%
VIP Contrafund Portfolio Investor Class	39,866	$ 1,109,079
VIP Equity-Income Portfolio Investor Class	47,283	1,127,689
VIP Growth & Income Portfolio Investor Class	73,024	1,238,480
VIP Growth Portfolio Investor Class	29,591	1,331,617
VIP Mid Cap Portfolio Investor Class	12,192	439,769
VIP Value Portfolio Investor Class	72,998	955,537
VIP Value Strategies Portfolio Investor Class	31,589	395,805
TOTAL DOMESTIC EQUITY FUNDS		6,597,976
International Equity Funds - 15.1%
VIP Overseas Portfolio Investor Class R	66,138	1,670,658
TOTAL EQUITY FUNDS (Cost $7,621,747)		8,268,634
Fixed-Income Funds - 25.4%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	139,921	833,931
Investment Grade Fixed-Income Funds - 17.9%
VIP Investment Grade Bond Portfolio Investor Class	155,526	1,979,851
TOTAL FIXED-INCOME FUNDS (Cost $2,812,642)		2,813,782
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $2,216)	2,216	2,216
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,436,605)		$ 11,084,632

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $10,436,605) - See accompanying schedule		$ 11,084,632
Cash		88
Receivable for investments sold		493
Total assets		11,085,213

Liabilities
Payable for investments purchased	$ 12
Payable for fund shares redeemed	484
Total liabilities		496

Net Assets		$ 11,084,717
Net Assets consist of:
Paid in capital		$ 10,144,386
Accumulated undistributed net realized gain (loss) on investments		292,304
Net unrealized appreciation (depreciation) on investments		648,027
Net Assets, for 931,677 shares outstanding		$ 11,084,717
Net Asset Value, offering price and redemption price per share ($11,084,717 ÷ 931,677 shares)		$ 11.90

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 247,764

Expenses
Independent trustees' compensation	$ 35
Total expenses before reductions	35
Expense reductions	(35)	0
Net investment income (loss)		247,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,748
Capital gain distributions from underlying funds	682,498	689,246
Change in net unrealized appreciation (depreciation) on underlying funds		81,118
Net gain (loss)		770,364
Net increase (decrease) in net assets resulting from operations		$ 1,018,128

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 247,764	$ 112,758
Net realized gain (loss)	689,246	219,068
Change in net unrealized appreciation (depreciation)	81,118	469,611
Net increase (decrease) in net assets resulting from operations	1,018,128	801,437
Distributions to shareholders from net investment income	(249,881)	(112,128)
Distributions to shareholders from net realized gain	(532,048)	(82,227)
Total distributions	(781,929)	(194,355)
Share transactions Proceeds from sales of shares	1,768,038	5,427,409
Reinvestment of distributions	781,929	194,355
Cost of shares redeemed	(536,548)	(352,017)
Net increase (decrease) in net assets resulting from share transactions	2,013,419	5,269,747
Total increase (decrease) in net assets	2,249,618	5,876,829

Net Assets
Beginning of period	8,835,099	2,958,270
End of period (including undistributed net investment income of $0 and $630, respectively)	$ 11,084,717	$ 8,835,099
Other Information Shares
Sold	145,013	496,103
Issued in reinvestment of distributions	65,782	16,769
Redeemed	(43,397)	(30,993)
Net increase (decrease)	167,398	481,879

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.29	.19	.11
Net realized and unrealized gain (loss)	.96	1.15	.50
Total from investment operations	1.25	1.34	.61
Distributions from net investment income	(.29)	(.15)	(.06)
Distributions from net realized gain	(.62)	(.11)	(.07)
Total distributions	(.91)	(.26)	(.13)
Net asset value, end of period	$ 11.90	$ 11.56	$ 10.48
Total Return B, C, D	10.88%	12.78%	6.10%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%A
Net investment income (loss)	2.41%	1.76%	2.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,085	$ 8,835	$ 2,958
Portfolio turnover rate	11%	15%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products IV). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by FMR. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

VIP Lifetime Income Funds Portfolio

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Lifetime Income I	$ 12,070,181	$ 636,371	$ (173,154)	$ 463,217
VIP Freedom Lifetime Income II	21,825,326	1,349,610	(473,904)	875,706
VIP Freedom Lifetime Income III	10,436,709	886,743	(238,820)	647,923
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
VIP Freedom Lifetime Income I	$ 724	$ 195,763	$ -
VIP Freedom Lifetime Income II	7,840	472,634	-
VIP Freedom Lifetime Income III	-	292,410	-

The tax character of distributions paid was as follows:

December 31, 2007	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 489,482	$ 200,508	$ 689,990
VIP Freedom Lifetime Income II	863,486	512,665	1,376,151
VIP Freedom Lifetime Income III	447,079	334,850	781,929
December 31, 2006	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$ 171,359	$ 36,076	$ 207,435
VIP Freedom Lifetime Income II	223,622	59,632	283,254
VIP Freedom Lifetime Income III	127,078	67,277	194,355

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	4,227,483	1,883,627
VIP Freedom Lifetime Income II	8,858,680	3,592,975
VIP Freedom Lifetime Income III	3,255,319	1,093,562

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Lifetime Income I	0%	$ 39
VIP Freedom Lifetime Income II	0%	$ 69
VIP Freedom Lifetime Income III	0%	$ 35

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

VIP Lifetime Income Funds Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio (the Funds), each a fund of Variable Insurance Products Fund V (formerly of Variable Insurance Products IV), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period July 26, 2005 (commencement of operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and the period July 26, 2005 (commencement of operations) to December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each VIP Freedom Lifetime Income Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP Freedom Lifetime Income Fund's activities, review contractual arrangements with companies that provide services to each VIP Freedom Lifetime Income Fund, and review each VIP Freedom Lifetime Income Fund's performance. If the interests of a VIP Freedom Lifetime Income Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the VIP Freedom Lifetime Income Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).
Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2005

Secretary of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously,
Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment:2005

Deputy Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Freedom Lifetime Income I, VIP Freedom Lifetime Income II, and VIP Freedom Lifetime Income III.
Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
VIP Freedom Lifetime Income I	02/15/08	02/15/08	$0.19
VIP Freedom Lifetime Income II	02/15/08	02/15/08	$0.25
VIP Freedom Lifetime Income III	02/15/08	02/15/08	$0.32

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Freedom Lifetime Income I	$316,482
VIP Freedom Lifetime Income II	$785,785
VIP Freedom Lifetime Income III	$494,555

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund
VIP Freedom Lifetime Income I
February, 2007	0%
December, 2007	10%
VIP Freedom Lifetime Income II
February, 2007	7%
December, 2007	14%
VIP Freedom Lifetime Income III
February, 2007	5%
December, 2007	11%

The funds will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

VIP Lifetime Income Funds Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Lifetime Income I Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Freedom Lifetime Income II Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income III Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

VIP Lifetime Income Funds Portfolio

Annual Report

VIP Lifetime Income Funds Portfolio

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFLI-ANN-0208
1.816199.102

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 50% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 60% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 70% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 85% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of Fund A
VIP FundsManager 20% - Investor Class	6.12%	6.70%
VIP FundsManager 20% - Service Class B	6.12%	6.70%
VIP FundsManager 20% - Service Class 2 C	5.96%	6.54%

A From April 13, 2006.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 20% Portfolio-Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

VIP FundsManager 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of Fund A
VIP FundsManager 50% - Investor Class	6.99%	8.37%
VIP FundsManager 50% - Service Class B	6.99%	8.37%
VIP FundsManager 50% - Service Class 2 C	6.93%	8.21%

A From April 13, 2006.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 50% Portfolio-Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of Fund A
VIP FundsManager 70% - Investor Class	7.80%	9.58%
VIP FundsManager 70% - Service Class B	7.80%	9.58%
VIP FundsManager 70% - Service Class 2 C	7.63%	9.42%

A From April 13, 2006.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 70% Portfolio-Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

VIP FundsManager 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of Fund A
VIP FundsManager 85% - Investor Class	8.63%	10.39%
VIP FundsManager 85% - Service Class B	8.52%	10.33%
VIP FundsManager 85% - Service Class 2 C	8.36%	10.17%

A From April 13, 2006.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager 85% Portfolio-Investor Class on April 13, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

VIP FundsManager Portfolio

Management's Discussion of Fund Performance

Comments from Scott Kuldell, Portfolio Manager of VIP FundsManager Portfolios

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

For the year ending December 31, 2007, all but one of the VIP FundsManager Portfolios exceeded their composite benchmarks; the 20% Portfolio trailed its index slightly. (For specific portfolio performance results, please refer to the performance section of this report.) The 60% Portfolio, which launched on August 22, 2007, solidly outperformed its benchmark during this abbreviated period. Across the portfolios, greater equity exposure resulted in higher absolute returns and also greater outperformance relative to the benchmarks. Many Fidelity domestic equity fund managers beat their benchmarks in 2007. As a result, a broad range of domestic equity funds contributed to results. Several international equity funds also helped returns. As for the 20% Portfolio, Fidelity® U.S. Bond Index Fund was a significant drag on results because of its exposure to Fidelity Ultra-Short Central Fund - a diversified pool of short-term assets - which suffered from exposure to subprime mortgage bonds. Fidelity U.S. Bond Index Fund detracted from the fixed-income return in all the portfolios, but, because the 20% Portfolio had the greatest exposure to this fund, it experienced the greatest impact.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007), except for VIP FundsManager 60% Portfolio. The actual Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 22, 2007 to December 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period July 1, 2007 to December 31, 2007
VIP FundsManager 20% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,024.40	$ 1.02 C
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C
Service Class 2
Actual	$ 1,000.00	$ 1,023.80	$ 1.79 C
HypotheticalA	$ 1,000.00	$ 1,023.44	$ 1.79 C
Investor Class
Actual	$ 1,000.00	$ 1,024.40	$ 1.02 C
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02 C
VIP FundsManager 50% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,011.60	$ 1.01 C
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02 C
Service Class 2
Actual	$ 1,000.00	$ 1,011.00	$ 1.77 C
HypotheticalA	$ 1,000.00	$ 1,023.44	$ 1.79 C
Investor Class
Actual	$ 1,000.00	$ 1,011.60	$ 1.01 C
HypotheticalA	$ 1,000.00	$ 1,024.20	$ 1.02 C
	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period July 1, 2007 to December 31, 2007
VIP FundsManager 60% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,040.70	$ .74 B
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C
Service Class 2
Actual	$ 1,000.00	$ 1,040.10	$ 1.29 B
Hypothetical A	$ 1,000.00	$ 1,023.44	$ 1.79 C
Investor Class
Actual	$ 1,000.00	$ 1,040.70	$ .74 B
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C
VIP FundsManager 70% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,001.90	$ 1.01 C
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C
Service Class 2
Actual	$ 1,000.00	$ 1,001.30	$ 1.77 C
Hypothetical A	$ 1,000.00	$ 1,023.44	$ 1.79 C
Investor Class
Actual	$ 1,000.00	$ 1,001.90	$ 1.01 C
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C
VIP FundsManager 85% Portfolio
Service Class
Actual	$ 1,000.00	$ 997.10	$ 1.01 C
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C
Service Class 2
Actual	$ 1,000.00	$ 996.50	$ 1.76 C
Hypothetical A	$ 1,000.00	$ 1,023.44	$ 1.79 C
Investor Class
Actual	$ 1,000.00	$ 998.00	$ 1.01 C
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02 C

A 5% return per year before expenses.

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period August 22, 2007 to December 31, 2007.)

C Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
VIP FundsManager 20% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 50% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 60% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 70% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 85% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%

Annual Report

VIP FundsManager 20% Portfolio

Investment Summary

Fund Holdings as of December 31, 2007
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	1.0
Fidelity Contrafund	1.7
Fidelity Equity-Income II Fund	0.5
Fidelity Fund	3.4
Fidelity Growth Company Fund	0.1
Fidelity Large Cap Stock Fund	1.5
Fidelity Leveraged Company Stock Fund	2.1
Fidelity Mid-Cap Stock Fund	0.1
Fidelity New Millennium Fund	1.9
Fidelity Real Estate Investment Portfolio	0.2
Fidelity Small Cap Growth Fund	0.2
Fidelity Small Cap Stock Fund	0.1
Fidelity Small Cap Value Fund	0.1
Fidelity Stock Selector Fund	2.3
Fidelity Value Discovery Fund	0.2
VIP Growth & Income Portfolio Investor Class	1.8
VIP Growth Portfolio Investor Class	1.3
18.5
International Equity Funds
Fidelity International Discovery Fund	0.7
Fidelity International Real Estate Fund	0.7
Fidelity Overseas Fund	0.7
2.1
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0
Fidelity Floating Rate High Income Fund	2.0
Fidelity New Markets Income Fund	3.0
Fidelity U.S. Bond Index Fund	42.0
51.0
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	28.4
100.0
Asset Allocation (% of fund's investments)
As of December 31, 2007
Domestic Equity Funds	18.5%
International Equity Funds	2.1%
Fixed Income Funds	51.0%
Money Market Funds	28.4%

As of June 30, 2007
Domestic Equity Funds	18.4%
International Equity Funds	2.2%
Fixed Income Funds	50.8%
Money Market Funds	28.6%

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.6%
	Shares	Value
Domestic Equity Funds - 18.5%
Fidelity 100 Index Fund	107,581	$ 1,140,358
Fidelity Contrafund	27,705	2,025,529
Fidelity Equity-Income II Fund	24,824	570,452
Fidelity Fund	99,249	3,955,061
Fidelity Growth Company Fund	1,385	114,944
Fidelity Large Cap Stock Fund	87,368	1,688,828
Fidelity Leveraged Company Stock Fund	76,102	2,460,363
Fidelity Mid-Cap Stock Fund	3,967	115,992
Fidelity New Millennium Fund	73,455	2,188,227
Fidelity Real Estate Investment Portfolio	10,715	278,370
Fidelity Small Cap Growth Fund	11,502	181,503
Fidelity Small Cap Stock Fund	6,575	114,600
Fidelity Small Cap Value Fund	7,656	104,117
Fidelity Stock Selector Fund	91,069	2,686,534
Fidelity Value Discovery Fund	12,774	229,174
VIP Growth & Income Portfolio Investor Class	121,904	2,067,498
VIP Growth Portfolio Investor Class	33,378	1,502,007
TOTAL DOMESTIC EQUITY FUNDS		21,423,557
International Equity Funds - 2.1%
Fidelity International Discovery Fund	20,126	867,017
Fidelity International Real Estate Fund	63,493	850,809
Fidelity Overseas Fund	17,893	865,842
TOTAL INTERNATIONAL EQUITY FUNDS		2,583,668
TOTAL EQUITY FUNDS (Cost $25,324,991)		24,007,225
Fixed-Income Funds - 51.0%

Fidelity Capital & Income Fund	535,399	4,647,267
Fidelity Floating Rate High Income Fund	243,279	2,328,176
Fidelity New Markets Income Fund	237,593	3,487,871
Fidelity U.S. Bond Index Fund	4,477,801	48,763,256
TOTAL FIXED-INCOME FUNDS (Cost $58,948,400)		59,226,570
Money Market Funds - 28.4%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $32,971,194)	32,971,194	32,971,194
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $117,244,585)		$ 116,204,989

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (cost $117,244,585) - See accompanying schedule		$ 116,204,989
Receivable for fund shares sold		308,349
Total assets		116,513,338

Liabilities
Payable for investments purchased	$ 307,986
Payable for fund shares redeemed	347
Accrued management fee	18,836
Distribution fees payable	14
Total liabilities		327,183

Net Assets		$ 116,186,155
Net Assets consist of:
Paid in capital		$ 116,822,530
Accumulated undistributed net realized gain (loss) on investments		403,221
Net unrealized appreciation (depreciation) on investments		(1,039,596)
Net Assets		$ 116,186,155

Statement of Assets and Liabilities - continued

December 31, 2007
Service Class: Net Asset Value, offering price and redemption price per share ($111,799 ÷ 10,667 shares)	$ 10.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($111,512 ÷ 10,641 shares)	$ 10.48

Investor Class: Net Asset Value, offering price and redemption price per share ($115,962,844 ÷ 11,069,590 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

	Year ended December 31, 2007
Investment Income
Income distributions from underlying funds		$ 3,138,167
Interest		277
Total income		3,138,444

Expenses
Management fee	$ 177,146
Distribution fees	380
Independent trustees' compensation	222
Total expenses before reductions	177,748
Expense reductions	(36,170)	141,578
Net investment income (loss)		2,996,866
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	933,405
Capital gain distributions from underlying funds	1,112,171	2,045,576
Change in net unrealized appreciation (depreciation) on underlying funds		(1,206,656)
Net gain (loss)		838,920
Net increase (decrease) in net assets resulting from operations		$ 3,835,786

Statement of Changes in Net Assets

	Year ended December 31, 2007	For the period April 13, 2006 (Commencement of Operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,996,866	$ 327,696
Net realized gain (loss)	2,045,576	255,502
Change in net unrealized appreciation (depreciation)	(1,206,656)	167,060
Net increase (decrease) in net assets resulting from operations	3,835,786	750,258
Distributions to shareholders from net investment income	(3,045,063)	(329,928)
Distributions to shareholders from net realized gain	(1,732,833)	(114,596)
Total distributions	(4,777,896)	(444,524)
Share transactions - net increase (decrease)	92,872,808	23,949,723
Total increase (decrease) in net assets	91,930,698	24,255,457

Net Assets
Beginning of period	24,255,457	-
End of period	$ 116,186,155	$ 24,255,457

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.45	.33
Net realized and unrealized gain (loss)	.18	.20
Total from investment operations	.63	.53
Distributions from net investment income	(.29)	(.14)
Distributions from net realized gain	(.20)	(.05)
Total distributions	(.49)	(.19)
Net asset value, end of period	$ 10.48	$ 10.34
Total Return B,C,D	6.12%	5.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.43	.32
Net realized and unrealized gain (loss)	.18	.20
Total from investment operations	.61	.52
Distributions from net investment income	(.27)	(.13)
Distributions from net realized gain	(.20)	(.05)
Total distributions	(.47)	(.18)
Net asset value, end of period	$ 10.48	$ 10.34
Total Return B,C,D	5.96%	5.23%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income (loss)	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.45	.33
Net realized and unrealized gain (loss)	.18	.20
Total from investment operations	.63	.53
Distributions from net investment income	(.29)	(.14)
Distributions from net realized gain	(.20)	(.05)
Total distributions	(.49)	(.19)
Net asset value, end of period	$ 10.48	$ 10.34
Total Return B,C,D	6.12%	5.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,963	$ 24,045
Portfolio turnover rate	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Investment Summary

Fund Holdings as of December 31, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Contrafund	3.6
Fidelity Disciplined Equity Fund	2.8
Fidelity Equity Income Fund	0.5
Fidelity Equity-Income II Fund	6.9
Fidelity Fund	5.0
Fidelity Growth Company Fund	0.1
Fidelity Large Cap Stock Fund	4.2
Fidelity Large Cap Value Fund	3.5
Fidelity Leveraged Company Stock Fund	2.3
Fidelity Mid Cap Value Fund	2.3
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Nasdaq Composite Index Fund	0.8
Fidelity New Millennium Fund	0.8
Fidelity Real Estate Investment Portfolio	0.7
Fidelity Small Cap Growth Fund	0.2
Fidelity Small Cap Stock Fund	0.1
Fidelity Small Cap Value Fund	0.2
Fidelity Stock Selector Fund	2.5
Fidelity Value Discovery Fund	0.3
Fidelity Value Strategies Fund	1.2
Spartan Total Market Index Fund Investor Class	2.0
Spartan U.S. Equity Index Fund Investor Class	0.6
VIP Growth & Income Portfolio Investor Class	3.3
VIP Growth Opportunities Portfolio Investor Class	1.0
VIP Growth Portfolio Investor Class	0.9
45.9
International Equity Funds
Fidelity International Discovery Fund	2.2
Fidelity International Real Estate Fund	1.2
Fidelity Overseas Fund	2.3
5.7
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0
Fidelity Floating Rate High Income Fund	1.0
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	32.7
39.7
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	8.7
100.0
Asset Allocation (% of fund's investments)
As of December 31, 2007
Domestic Equity Funds	45.9%
International Equity Funds	5.7%
Fixed Income Funds	39.7%
Money Market Funds	8.7%

As of June 30, 2007
Domestic Equity Funds	45.9%
International Equity Funds	5.7%
Fixed Income Funds	39.6%
Money Market Funds	8.8%

VIP FundsManager Portfolio

VIP FundsManager 50% Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Contrafund	180,559	$ 13,200,645
Fidelity Disciplined Equity Fund	355,907	10,506,370
Fidelity Equity Income Fund	32,729	1,805,339
Fidelity Equity-Income II Fund	1,115,695	25,638,660
Fidelity Fund	465,078	18,533,375
Fidelity Growth Company Fund	4,466	370,573
Fidelity Large Cap Stock Fund	808,333	15,625,072
Fidelity Large Cap Value Fund	893,495	12,955,671
Fidelity Leveraged Company Stock Fund	267,378	8,644,319
Fidelity Mid Cap Value Fund	520,884	8,479,995
Fidelity Mid-Cap Stock Fund	12,693	371,133
Fidelity Nasdaq Composite Index Fund	84,709	2,974,149
Fidelity New Millennium Fund	97,685	2,910,041
Fidelity Real Estate Investment Portfolio	102,819	2,671,236
Fidelity Small Cap Growth Fund	56,251	887,634
Fidelity Small Cap Stock Fund	21,194	369,413
Fidelity Small Cap Value Fund	54,661	743,388
Fidelity Stock Selector Fund	309,731	9,137,075
Fidelity Value Discovery Fund	61,433	1,102,104
Fidelity Value Strategies Fund	150,230	4,323,630
Spartan Total Market Index Fund Investor Class	178,660	7,307,189
Spartan U.S. Equity Index Fund Investor Class	45,934	2,383,961
VIP Growth & Income Portfolio Investor Class	722,085	12,246,562
VIP Growth Opportunities Portfolio Investor Class (a)	171,912	3,830,196
VIP Growth Portfolio Investor Class	74,278	3,342,515
TOTAL DOMESTIC EQUITY FUNDS		170,360,245
International Equity Funds - 5.7%
Fidelity International Discovery Fund	192,962	8,312,823
Fidelity International Real Estate Fund	338,808	4,540,027
Fidelity Overseas Fund	172,731	8,358,472
TOTAL INTERNATIONAL EQUITY FUNDS		21,211,322
TOTAL EQUITY FUNDS (Cost $199,519,113)		191,571,567
Fixed-Income Funds - 39.7%

Fidelity Capital & Income Fund	1,714,818	14,884,621
Fidelity Floating Rate High Income Fund	389,593	3,728,405
Fidelity New Markets Income Fund	508,566	7,465,742
Fidelity U.S. Bond Index Fund	11,158,522	121,516,309
TOTAL FIXED-INCOME FUNDS (Cost $146,868,956)		147,595,077
Money Market Funds - 8.7%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $32,421,122)	32,421,122	$ 32,421,122
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $378,809,191)		$ 371,587,766
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (cost $378,809,191) - See accompanying schedule		$ 371,587,766
Receivable for fund shares sold		662,014
Total assets		372,249,780

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	661,963
Payable for fund shares redeemed	17
Accrued management fee	60,842
Distribution fees payable	14
Total liabilities		722,838

Net Assets		$ 371,526,942
Net Assets consist of:
Paid in capital		$ 374,308,536
Accumulated undistributed net realized gain (loss) on investments		4,439,831
Net unrealized appreciation (depreciation) on investments		(7,221,425)
Net Assets		$ 371,526,942

Statement of Assets and Liabilities - continued

December 31, 2007
Service Class: Net Asset Value, offering price and redemption price per share ($114,798 ÷ 10,924 shares)	$ 10.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($114,502 ÷ 10,897 shares)	$ 10.51

Investor Class: Net Asset Value, offering price and redemption price per share ($371,297,642 ÷ 35,340,109 shares)	$ 10.51

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

	Year ended December 31, 2007
Investment Income
Income distributions from underlying funds		$ 8,430,564
Interest		396
Total income		8,430,960

Expenses
Management fee	$ 664,247
Distribution fees	390
Independent trustees' compensation	861
Total expenses before reductions	665,498
Expense reductions	(133,499)	531,999
Net investment income (loss)		7,898,961
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,352,614
Capital gain distributions from underlying funds	8,917,129	16,269,743
Change in net unrealized appreciation (depreciation) on underlying funds		(9,534,386)
Net gain (loss)		6,735,357
Net increase (decrease) in net assets resulting from operations		$ 14,634,318

Statement of Changes in Net Assets

	Year ended December 31, 2007	For the period April 13, 2006 (Commencement of Operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,898,961	$ 1,609,708
Net realized gain (loss)	16,269,743	3,559,783
Change in net unrealized appreciation (depreciation)	(9,534,386)	2,312,961
Net increase (decrease) in net assets resulting from operations	14,634,318	7,482,452
Distributions to shareholders from net investment income	(7,948,355)	(1,627,619)
Distributions to shareholders from net realized gain	(14,111,683)	(1,210,707)
Total distributions	(22,060,038)	(2,838,326)
Share transactions - net increase (decrease)	234,994,088	139,314,448
Total increase (decrease) in net assets	227,568,368	143,958,574

Net Assets
Beginning of period	143,958,574	-
End of period	$ 371,526,942	$ 143,958,574

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.26
Net realized and unrealized gain (loss)	.41	.47
Total from investment operations	.73	.73
Distributions from net investment income	(.24)	(.12)
Distributions from net realized gain	(.50)	(.09)
Total distributions	(.74)	(.21)
Net asset value, end of period	$ 10.51	$ 10.52
Total Return B,C,D	6.99%	7.31%
Ratios to Average Net Assets F,H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 107
Portfolio turnover rate	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.24
Net realized and unrealized gain (loss)	.41	.47
Total from investment operations	.72	.71
Distributions from net investment income	(.22)	(.11)
Distributions from net realized gain	(.50)	(.09)
Total distributions	(.72)	(.20)
Net asset value, end of period	$ 10.51	$ 10.51
Total Return B,C,D	6.93%	7.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income (loss)	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 107
Portfolio turnover rate	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.26
Net realized and unrealized gain (loss)	.41	.47
Total from investment operations	.73	.73
Distributions from net investment income	(.24)	(.12)
Distributions from net realized gain	(.50)	(.09)
Total distributions	(.74)	(.21)
Net asset value, end of period	$ 10.51	$ 10.52
Total Return B,C,D	6.99%	7.31%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 371,298	$ 143,744
Portfolio turnover rate	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Investment Summary

Fund Holdings as of December 31, 2007
% of fund's investments
Domestic Equity Funds
Fidelity 100 Index Fund	1.0
Fidelity Contrafund	4.3
Fidelity Equity-Income II Fund	6.8
Fidelity Fund	5.6
Fidelity Large Cap Stock Fund	1.7
Fidelity Large Cap Value Fund	6.4
Fidelity Leveraged Company Stock Fund	4.6
Fidelity Mid Cap Value Fund	4.5
Fidelity Real Estate Investment Portfolio	1.0
Fidelity Small Cap Value Fund	1.9
Fidelity Stock Selector Fund	3.9
Fidelity Value Discovery Fund	0.5
Spartan Total Market Index Fund Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	3.0
VIP Growth Portfolio Investor Class	4.0
51.2
International Equity Funds
Fidelity Emerging Markets Fund	0.5
Fidelity International Discovery Fund	4.1
Fidelity International Real Estate Fund	2.0
Fidelity Overseas Fund	4.1
10.7
Fixed-Income Funds
Fidelity Capital & Income Fund	4.1
Fidelity Floating Rate High Income Fund	1.0
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	28.0
35.1
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.0
100.0
Asset Allocation (% of fund's investments)
As of December 31, 2007
Domestic Equity Funds	51.2%
International Equity Funds	10.7%
Fixed Income Funds	35.1%
Money Market Funds	3.0%

VIP FundsManager Portfolio

VIP FundsManager 60% Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.9%
	Shares	Value
Domestic Equity Funds - 51.2%
Fidelity 100 Index Fund	110,603	$ 1,172,387
Fidelity Contrafund	67,490	4,934,226
Fidelity Equity-Income II Fund	337,649	7,759,171
Fidelity Fund	158,984	6,335,507
Fidelity Large Cap Stock Fund	100,072	1,934,388
Fidelity Large Cap Value Fund	504,810	7,319,746
Fidelity Leveraged Company Stock Fund	163,301	5,279,524
Fidelity Mid Cap Value Fund	314,066	5,112,989
Fidelity Real Estate Investment Portfolio	43,772	1,137,192
Fidelity Small Cap Value Fund	156,977	2,134,889
Fidelity Stock Selector Fund	150,095	4,427,790
Fidelity Value Discovery Fund	33,189	595,408
Spartan Total Market Index Fund Investor Class	57,218	2,340,230
VIP Growth & Income Portfolio Investor Class	198,739	3,370,618
VIP Growth Portfolio Investor Class	101,659	4,574,640
TOTAL DOMESTIC EQUITY FUNDS		58,428,705
International Equity Funds - 10.7%
Fidelity Emerging Markets Fund	18,026	610,163
Fidelity International Discovery Fund	106,993	4,609,260
Fidelity International Real Estate Fund	168,472	2,257,519
Fidelity Overseas Fund	95,985	4,644,709
TOTAL INTERNATIONAL EQUITY FUNDS		12,121,651
TOTAL EQUITY FUNDS (Cost $73,508,459)		70,550,356
Fixed-Income Funds - 35.1%

Fidelity Capital & Income Fund	530,574	4,605,379
Fidelity Floating Rate High Income Fund	123,297	1,179,952
Fidelity New Markets Income Fund	157,919	2,318,254
Fidelity U.S. Bond Index Fund	2,930,389	31,911,936
TOTAL FIXED-INCOME FUNDS (Cost $40,011,004)		40,015,521
Money Market Funds - 3.0%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $3,463,727)	3,463,727	3,463,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $116,983,190)		$ 114,029,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (cost $116,983,190) - See accompanying schedule		$ 114,029,604
Cash		21
Receivable for fund shares sold		3,000,186
Total assets		117,029,811

Liabilities
Payable for investments purchased	$ 2,999,173
Payable for fund shares redeemed	1,005
Accrued management fee	15,190
Distribution fees payable	13
Total liabilities		3,015,381

Net Assets		$ 114,014,430
Net Assets consist of:
Paid in capital		$ 115,766,511
Undistributed net investment income		43,897
Accumulated undistributed net realized gain (loss) on investments		1,157,608
Net unrealized appreciation (depreciation) on investments		(2,953,586)
Net Assets		$ 114,014,430

Statement of Assets and Liabilities - continued

December 31, 2007
Service Class: Net Asset Value, offering price and redemption price per share ($104,054 ÷ 10,114 shares)	$ 10.29

Service Class 2: Net Asset Value, offering price and redemption price per share ($103,999 ÷ 10,109 shares)	$ 10.29

Investor Class: Net Asset Value, offering price and redemption price per share ($113,806,377 ÷ 11,064,852 shares)	$ 10.29

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations
		For the period August 22, 2007 (Commencement of Operations) to December 31, 2007
Investment Income
Income distributions from underlying funds		$ 669,377
Interest		23
Total income		669,400

Expenses
Management fee	$ 34,017
Distribution fees	129
Independent trustees' compensation	22
Total expenses before reductions	34,168
Expense reductions	(6,837)	27,331
Net investment income (loss)		642,069
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(271,295)
Capital gain distributions from underlying funds	2,058,621	1,787,326
Change in net unrealized appreciation (depreciation) on underlying funds		(2,953,586)
Net gain (loss)		(1,166,260)
Net increase (decrease) in net assets resulting from operations		$ (524,191)

Statement of Changes in Net Assets

For the period August 22, 2007 (Commencement of Operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 642,069
Net realized gain (loss)	1,787,326
Change in net unrealized appreciation (depreciation)	(2,953,586)
Net increase (decrease) in net assets resulting from operations	(524,191)
Distributions to shareholders from net investment income	(598,172)
Distributions to shareholders from net realized gain	(629,718)
Total distributions	(1,227,890)
Share transactions - net increase (decrease)	115,766,511
Total increase (decrease) in net assets	114,014,430

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $43,897)	$ 114,014,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Year ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18
Net realized and unrealized gain (loss)	.23 G
Total from investment operations	.41
Distributions from net investment income	(.06)
Distributions from net realized gain	(.06)
Total distributions	(.12)
Net asset value, end of period	$ 10.29
Total Return B,C,D	4.07%
Ratios to Average Net Assets F,I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 22, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Year ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.23 G
Total from investment operations	.40
Distributions from net investment income	(.05)
Distributions from net realized gain	(.06)
Total distributions	(.11)
Net asset value, end of period	$ 10.29
Total Return B,C,D	4.01%
Ratios to Average Net Assets F,I
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 22, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Year ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.24 G
Total from investment operations	.41
Distributions from net investment income	(.06)
Distributions from net realized gain	(.06)
Total distributions	(.12)
Net asset value, end of period	$ 10.29
Total Return B,C,D	4.07%
Ratios to Average Net Assets F,I
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.20% A
Net investment income (loss)	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,806
Portfolio turnover rate	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 22, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Investment Summary

Fund Holdings as of December 31, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Contrafund	3.4
Fidelity Disciplined Equity Fund	4.5
Fidelity Equity Income Fund	3.3
Fidelity Equity-Income II Fund	8.9
Fidelity Fund	5.1
Fidelity Growth Company Fund	0.1
Fidelity Large Cap Stock Fund	7.0
Fidelity Large Cap Value Fund	3.6
Fidelity Leveraged Company Stock Fund	2.3
Fidelity Mid Cap Value Fund	2.2
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Nasdaq Composite Index Fund	1.9
Fidelity New Millennium Fund	2.1
Fidelity Real Estate Investment Portfolio	1.0
Fidelity Small Cap Growth Fund	0.2
Fidelity Small Cap Stock Fund	0.1
Fidelity Small Cap Value Fund	0.3
Fidelity Stock Selector Fund	2.4
Fidelity Value Discovery Fund	0.3
Fidelity Value Strategies Fund	2.7
Spartan Total Market Index Fund Investor Class	2.0
Spartan U.S. Equity Index Fund Investor Class	3.2
VIP Growth & Income Portfolio Investor Class	3.3
VIP Growth Opportunities Portfolio Investor Class	1.3
VIP Growth Portfolio Investor Class	0.0*
61.3
International Equity Funds
Fidelity Emerging Markets Fund	1.0
Fidelity International Discovery Fund	3.7
Fidelity International Real Estate Fund	2.0
Fidelity Overseas Fund	3.8
Spartan International Index Fund Investor Class	0.5
11.0
Fixed-Income Funds
Fidelity Capital & Income Fund	4.0
Fidelity Floating Rate High Income Fund	1.0
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	17.4
24.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.3
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of December 31, 2007
Domestic Equity Funds	61.3%
International Equity Funds	11.0%
Fixed Income Funds	24.4%
Money Market Funds	3.3%

As of June 30, 2007
Domestic Equity Funds	61.3%
International Equity Funds	11.0%
Fixed Income Funds	24.3%
Money Market Funds	3.4%

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.3%
	Shares	Value
Domestic Equity Funds - 61.3%
Fidelity Contrafund	204,909	$ 14,980,895
Fidelity Disciplined Equity Fund	679,304	20,053,054
Fidelity Equity Income Fund	269,543	14,867,999
Fidelity Equity-Income II Fund	1,725,334	39,648,177
Fidelity Fund	569,967	22,713,180
Fidelity Growth Company Fund	4,883	405,171
Fidelity Large Cap Stock Fund	1,601,417	30,955,393
Fidelity Large Cap Value Fund	1,115,779	16,178,795
Fidelity Leveraged Company Stock Fund	312,802	10,112,878
Fidelity Mid Cap Value Fund	606,418	9,872,482
Fidelity Mid-Cap Stock Fund	15,229	445,299
Fidelity Nasdaq Composite Index Fund	246,612	8,658,555
Fidelity New Millennium Fund	310,449	9,248,280
Fidelity Real Estate Investment Portfolio	164,562	4,275,315
Fidelity Small Cap Growth Fund	57,566	908,397
Fidelity Small Cap Stock Fund	25,417	443,027
Fidelity Small Cap Value Fund	104,993	1,427,899
Fidelity Stock Selector Fund	360,263	10,627,771
Fidelity Value Discovery Fund	73,695	1,322,084
Fidelity Value Strategies Fund	425,352	12,241,641
Spartan Total Market Index Fund Investor Class	215,476	8,812,981
Spartan U.S. Equity Index Fund Investor Class	271,003	14,065,078
VIP Growth & Income Portfolio Investor Class	871,118	14,774,156
VIP Growth Opportunities Portfolio Investor Class (a)	253,219	5,641,712
VIP Growth Portfolio Investor Class	1,065	47,903
TOTAL DOMESTIC EQUITY FUNDS		272,728,122
International Equity Funds - 11.0%
Fidelity Emerging Markets Fund	132,307	4,478,596
Fidelity International Discovery Fund	386,280	16,640,939
Fidelity International Real Estate Fund	651,006	8,723,484
Fidelity Overseas Fund	345,391	16,713,449
Spartan International Index Fund Investor Class	45,552	2,154,614
TOTAL INTERNATIONAL EQUITY FUNDS		48,711,082
TOTAL EQUITY FUNDS (Cost $334,245,254)		321,439,204
Fixed-Income Funds - 24.4%

Fidelity Capital & Income Fund	2,059,614	17,877,447
Fidelity Floating Rate High Income Fund	467,989	4,478,658
Fidelity New Markets Income Fund	610,937	8,968,562
Fidelity U.S. Bond Index Fund	7,093,841	77,251,936
TOTAL FIXED-INCOME FUNDS (Cost $108,474,677)		108,576,603
Money Market Funds - 3.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $14,757,606)	14,757,606	$ 14,757,606
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $457,477,537)		$ 444,773,413
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (cost $457,477,537) - See accompanying schedule		$ 444,773,413
Receivable for investments sold		76
Receivable for fund shares sold		1,718,778
Total assets		446,492,267

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	1,718,602
Payable for fund shares redeemed	166
Accrued management fee	73,177
Distribution fees payable	15
Total liabilities		1,791,961

Net Assets		$ 444,700,306
Net Assets consist of:
Paid in capital		$ 447,178,271
Accumulated undistributed net realized gain (loss) on investments		10,226,159
Net unrealized appreciation (depreciation) on investments		(12,704,124)
Net Assets		$ 444,700,306

Statement of Assets and Liabilities - continued

December 31, 2007
Service Class: Net Asset Value, offering price and redemption price per share ($117,029 ÷ 10,989 shares)	$ 10.65

Service Class 2: Net Asset Value, offering price and redemption price per share ($116,730 ÷ 10,961 shares)	$ 10.65

Investor Class: Net Asset Value, offering price and redemption price per share ($444,466,547 ÷ 41,742,880 shares)	$ 10.65

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

	Year ended December 31, 2007
Investment Income
Income distributions from underlying funds		$ 7,780,392
Interest		815
Total income		7,781,207

Expenses
Management fee	$ 830,374
Distribution fees	400
Independent trustees' compensation	1,079
Total expenses before reductions	831,853
Expense reductions	(167,049)	664,804
Net investment income (loss)		7,116,403
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,844,763
Capital gain distributions from underlying funds	16,362,786	29,207,549
Change in net unrealized appreciation (depreciation) on underlying funds		(17,190,342)
Net gain (loss)		12,017,207
Net increase (decrease) in net assets resulting from operations		$ 19,133,610

Statement of Changes in Net Assets

	Year ended December 31, 2007	For the period April 13, 2006, (Commencement of Operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,116,403	$ 1,553,731
Net realized gain (loss)	29,207,549	4,862,432
Change in net unrealized appreciation (depreciation)	(17,190,342)	4,486,218
Net increase (decrease) in net assets resulting from operations	19,133,610	10,902,381
Distributions to shareholders from net investment income	(7,181,365)	(1,730,930)
Distributions to shareholders from net realized gain	(21,805,300)	(1,796,362)
Total distributions	(28,986,665)	(3,527,292)
Share transactions - net increase (decrease)	276,358,393	170,819,879
Total increase (decrease) in net assets	266,505,338	178,194,968

Net Assets
Beginning of period	178,194,968	-
End of period	$ 444,700,306	$ 178,194,968

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.21
Net realized and unrealized gain (loss)	.58	.65
Total from investment operations	.82	.86
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.63)	(.11)
Total distributions	(.81)	(.22)
Net asset value, end of period	$ 10.65	$ 10.64
Total Return B,C,D	7.80%	8.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 109
Portfolio turnover rate	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.20
Net realized and unrealized gain (loss)	.59	.65
Total from investment operations	.81	.85
Distributions from net investment income	(.17)	(.10)
Distributions from net realized gain	(.63)	(.11)
Total distributions	(.80)	(.21)
Net asset value, end of period	$ 10.65	$ 10.64
Total Return B,C,D	7.63%	8.45%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income (loss)	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 108
Portfolio turnover rate	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.24	.21
Net realized and unrealized gain (loss)	.58	.65
Total from investment operations	.82	.86
Distributions from net investment income	(.18)	(.11)
Distributions from net realized gain	(.63)	(.11)
Total distributions	(.81)	(.22)
Net asset value, end of period	$ 10.65	$ 10.64
Total Return B,C,D	7.80%	8.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,467	$ 177,978
Portfolio turnover rate	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Investment Summary

Fund Holdings as of December 31, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Contrafund	2.9
Fidelity Disciplined Equity Fund	6.2
Fidelity Equity Income Fund	6.2
Fidelity Equity-Income II Fund	10.0
Fidelity Fund	4.6
Fidelity Growth Company Fund	0.1
Fidelity Large Cap Stock Fund	8.4
Fidelity Large Cap Value Fund	3.6
Fidelity Leveraged Company Stock Fund	2.7
Fidelity Mid Cap Value Fund	2.0
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Nasdaq Composite Index Fund	2.8
Fidelity New Millennium Fund	2.1
Fidelity Real Estate Investment Portfolio	1.0
Fidelity Small Cap Growth Fund	0.2
Fidelity Small Cap Stock Fund	0.1
Fidelity Small Cap Value Fund	0.8
Fidelity Stock Selector Fund	2.1
Fidelity Value Discovery Fund	0.3
Fidelity Value Strategies Fund	3.7
Spartan Total Market Index Fund Investor Class	2.0
Spartan U.S. Equity Index Fund Investor Class	5.1
VIP Growth & Income Portfolio Investor Class	3.2
VIP Growth Opportunities Portfolio Investor Class	1.6
VIP Growth Portfolio Investor Class	0.0*
71.8
International Equity Funds
Fidelity Emerging Markets Fund	1.0
Fidelity International Discovery Fund	8.3
Fidelity International Real Estate Fund	2.0
Fidelity Overseas Fund	3.8
Spartan International Index Fund Investor Class	0.9
16.0
Fixed-Income Funds
Fidelity Capital & Income Fund	2.0
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	8.2
12.2
100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
As of December 31, 2007
Domestic Equity Funds	71.8%
International Equity Funds	16.0%
Fixed Income Funds	12.2%

As of June 30, 2007
Domestic Equity Funds	71.9%
International Equity Funds	16.0%
Fixed Income Funds	12.1%

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.8%
	Shares	Value
Domestic Equity Funds - 71.8%
Fidelity Contrafund	69,449	$ 5,077,411
Fidelity Disciplined Equity Fund	372,863	11,006,928
Fidelity Equity Income Fund	197,985	10,920,869
Fidelity Equity-Income II Fund	765,689	17,595,530
Fidelity Fund	204,881	8,164,507
Fidelity Growth Company Fund	2,135	177,144
Fidelity Large Cap Stock Fund	770,498	14,893,717
Fidelity Large Cap Value Fund	442,934	6,422,550
Fidelity Leveraged Company Stock Fund	149,853	4,844,737
Fidelity Mid Cap Value Fund	217,117	3,534,661
Fidelity Mid-Cap Stock Fund	6,072	177,533
Fidelity Nasdaq Composite Index Fund	141,198	4,957,460
Fidelity New Millennium Fund	125,324	3,733,398
Fidelity Real Estate Investment Portfolio	65,623	1,704,892
Fidelity Small Cap Growth Fund	23,287	367,467
Fidelity Small Cap Stock Fund	10,129	176,550
Fidelity Small Cap Value Fund	100,909	1,372,365
Fidelity Stock Selector Fund	127,922	3,773,713
Fidelity Value Discovery Fund	29,390	527,248
Fidelity Value Strategies Fund	227,413	6,544,936
Spartan Total Market Index Fund Investor Class	85,863	3,511,792
Spartan U.S. Equity Index Fund Investor Class	174,679	9,065,832
VIP Growth & Income Portfolio Investor Class	331,228	5,617,629
VIP Growth Opportunities Portfolio Investor Class (a)	124,268	2,768,685
VIP Growth Portfolio Investor Class	942	42,381
TOTAL DOMESTIC EQUITY FUNDS		126,979,935
International Equity Funds - 16.0%
Fidelity Emerging Markets Fund	52,861	1,789,344
Fidelity International Discovery Fund	339,071	14,607,174
Fidelity International Real Estate Fund	260,155	3,486,072
Fidelity Overseas Fund	137,808	6,668,506
Spartan International Index Fund Investor Class	35,888	1,697,507
TOTAL INTERNATIONAL EQUITY FUNDS		28,248,603
TOTAL EQUITY FUNDS (Cost $159,813,273)		155,228,538
Fixed-Income Funds - 12.2%

Fidelity Capital & Income Fund	410,043	3,559,171
Fidelity New Markets Income Fund	243,229	3,570,609
Fidelity U.S. Bond Index Fund	1,318,916	14,362,995
TOTAL FIXED-INCOME FUNDS (Cost $21,456,377)		21,492,775
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $181,269,650)		$ 176,721,313
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007
Assets
Investment in securities, at value (cost $181,269,650) - See accompanying schedule		$ 176,721,313
Receivable for investments sold		115,070
Receivable for fund shares sold		46,737
Total assets		176,883,120

Liabilities
Payable to custodian bank	$ 14
Payable for fund shares redeemed	161,782
Accrued management fee	29,120
Distribution fees payable	15
Total liabilities		190,931

Net Assets		$ 176,692,189
Net Assets consist of:
Paid in capital		176,322,521
Undistributed net investment income		7,998
Accumulated undistributed net realized gain (loss) on investments		4,910,007
Net unrealized appreciation (depreciation) on investments		(4,548,337)
Net Assets		$ 176,692,189

Statement of Assets and Liabilities - continued

December 31, 2007
Service Class: Net Asset Value, offering price and redemption price per share ($118,431 ÷ 11,005 shares)	$ 10.76

Service Class 2: Net Asset Value, offering price and redemption price per share ($118,128 ÷ 10,977 shares)	$ 10.76

Investor Class: Net Asset Value, offering price and redemption price per share ($176,455,630 ÷ 16,387,837 shares)	$ 10.77

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Statement of Operations

	Year ended December 31, 2007
Investment Income
Income distributions from underlying funds		$ 2,291,671
Interest		408
Total income		2,292,079

Expenses
Management fee	$ 339,637
Distribution fees	406
Independent trustees' compensation	442
Total expenses before reductions	340,485
Expense reductions	(68,503)	271,982
Net investment income (loss)		2,020,097
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,346,730
Capital gain distributions from underlying funds	7,837,799	13,184,529
Change in net unrealized appreciation (depreciation) on underlying funds		(6,607,832)
Net gain (loss)		6,576,697
Net increase (decrease) in net assets resulting from operations		$ 8,596,794

Statement of Changes in Net Assets

	Year ended December 31, 2007	For the period April 13, 2006 (Commencement of Operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,020,097	$ 524,191
Net realized gain (loss)	13,184,529	2,296,173
Change in net unrealized appreciation (depreciation)	(6,607,832)	2,059,495
Net increase (decrease) in net assets resulting from operations	8,596,794	4,879,859
Distributions to shareholders from net investment income	(2,012,099)	(528,972)
Distributions to shareholders from net realized gain	(9,838,427)	(727,487)
Total distributions	(11,850,526)	(1,256,459)
Share transactions - net increase (decrease)	107,632,395	68,690,126
Total increase (decrease) in net assets	104,378,663	72,313,526

Net Assets
Beginning of period	72,313,526	-
End of period (including undistributed net investment income of $7,998 and $0, respectively)	$ 176,692,189	$ 72,313,526

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.17
Net realized and unrealized gain (loss)	.74	.74
Total from investment operations	.91	.91
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.74)	(.11)
Total distributions	(.87)	(.19)
Net asset value, end of period	$ 10.76	$ 10.72
Total Return B,C,D	8.52%	9.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rate	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.16
Net realized and unrealized gain (loss)	.74	.74
Total from investment operations	.89	.90
Distributions from net investment income	(.11)	(.07)
Distributions from net realized gain	(.74)	(.11)
Total distributions	(.85)	(.18)
Net asset value, end of period	$ 10.76	$ 10.72
Total Return B,C,D	8.36%	8.99%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income (loss)	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rate	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Investor Class

Years ended December 31,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.17
Net realized and unrealized gain (loss)	.75	.74
Total from investment operations	.92	.91
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.74)	(.11)
Total distributions	(.87)	(.19)
Net asset value, end of period	$ 10.77	$ 10.72
Total Return B,C,D	8.63%	9.09%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income (loss)	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,456	$ 72,095
Portfolio turnover rate	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the trust)(formerly of Variable Insurance Products Fund IV). Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds (with the exception of VIP FundsManager 60% Portfolio, which commenced operations on August 22, 2007) reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP and Fidelity retail equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR) and its affiliates. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. VIP FundsManager 60% Portfolio has been subject to the provisions of FIN 48 since its commencement of operations. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. For VIP FundsManager 60% Portfolio there are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of its federal tax return. Each of the Fund's federal tax returns for the prior three fiscal years (except for VIP FundsManager 60% Portfolio) remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

VIP FundsManager Portfolio

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP FundsManager 20% Portfolio	$ 117,246,273	$ 584,491	$ (1,625,775)	$ (1,041,284)
VIP FundsManager 50% Portfolio	378,818,080	3,783,478	(11,013,792)	(7,230,314)
VIP FundsManager 60% Portfolio	116,983,211	288,107	(3,241,714)	(2,953,607)
VIP FundsManager 70% Portfolio	457,486,834	6,754,776	(19,468,197)	(12,713,421)
VIP FundsManager 85% Portfolio	181,272,951	3,915,768	(8,467,406)	(4,551,638)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
VIP FundsManager 20% Portfolio	$ -	$ 404,909
VIP FundsManager 50% Portfolio	-	4,448,719
VIP FundsManager 60% Portfolio	43,897	1,157,628
VIP FundsManager 70% Portfolio	-	10,235,457
VIP FundsManager 85% Portfolio	16,999	4,904,308

The tax character of distributions paid was as follows:

December 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$ 4,473,251	$ 304,645	$ 4,777,896
VIP FundsManager 50% Portfolio	18,441,095	3,618,943	22,060,038
VIP FundsManager 60% Portfolio	1,017,984	209,906	1,227,890
VIP FundsManager 70% Portfolio	23,666,951	5,319,714	28,986,665
VIP FundsManager 85% Portfolio	9,256,735	2,593,791	11,850,526
December 31, 2006
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$ 421,605	$ 22,919	$ 444,524
VIP FundsManager 50% Portfolio	2,569,280	269,046	2,838,326
VIP FundsManager 70% Portfolio	3,200,680	326,612	3,527,292
VIP FundsManager 85% Portfolio	1,058,054	198,405	1,256,459

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	146,087,004	53,904,613
VIP FundsManager 50% Portfolio	474,604,492	244,883,980
VIP FundsManager 60% Portfolio	127,255,957	10,034,260
VIP FundsManager 70% Portfolio	620,778,968	350,004,177
VIP FundsManager 85% Portfolio	246,290,088	140,668,072

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until July 31, 2008.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 109	$ 271	$ 380
VIP FundsManager 50% Portfolio	112	278	390
VIP FundsManager 60% Portfolio	37	92	129
VIP FundsManager 70% Portfolio	115	285	400
VIP FundsManager 85% Portfolio	116	290	406

6. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until July 31, 2008. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver

VIP FundsManager 20% Portfolio	$ 35,639
VIP FundsManager 50% Portfolio	132,853
VIP FundsManager 60% Portfolio	6,751
VIP FundsManager 70% Portfolio	166,110
VIP FundsManager 85% Portfolio	68,248

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 109
Service Class 2	106

VIP FundsManager Portfolio

6. Expense Reductions - continued

Reimbursement
VIP FundsManager 50% Portfolio
Service Class	$ 112
Service Class 2	106

VIP FundsManager 60% Portfolio
Service Class	37
Service Class 2	37

VIP FundsManager 70% Portfolio
Service Class	115
Service Class 2	112

VIP FundsManager 85% Portfolio
Service Class	116
Service Class 2	114

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 20% Portfolio	$ 316
VIP FundsManager 50% Portfolio	428
VIP FundsManager 60% Portfolio	12
VIP FundsManager 70% Portfolio	712
VIP FundsManager 85% Portfolio	25

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Funds' net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006 A
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ 2,969	$ 1,440
Service Class 2	2,802	1,330
Investor Class	3,039,292	327,158
Total	$ 3,045,063	$ 329,928
From net realized gain
Service Class	$ 2,045	$ 500
Service Class 2	2,043	500
Investor Class	1,728,745	113,596
Total	$ 1,732,833	$ 114,596

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006 A
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ 2,462	$ 1,210
Service Class 2	2,284	1,100
Investor Class	7,943,609	1,625,309
Total	$ 7,948,355	$ 1,627,619
From net realized gain
Service Class	$ 5,151	$ 900
Service Class 2	5,146	900
Investor Class	14,101,386	1,208,907
Total	$ 14,111,683	$ 1,210,707

VIP FundsManager 60% Portfolio B
From net investment income
Service Class	$ 570	$ -
Service Class 2	510	-
Investor Class	597,092	-
Total	$ 598,172	$ -
From net realized gain
Service Class	$ 600	$ -
Service Class 2	600	-
Investor Class	628,518	-
Total	$ 629,718	$ -

VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ 1,893	$ 1,060
Service Class 2	1,716	950
Investor Class	7,177,756	1,728,920
Total	$ 7,181,365	$ 1,730,930
From net realized gain
Service Class	$ 6,497	$ 1,100
Service Class 2	6,490	1,100
Investor Class	21,792,313	1,794,162
Total	$ 21,805,300	$ 1,796,362

VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ 1,348	$ 800
Service Class 2	1,171	690
Investor Class	2,009,580	527,482
Total	$ 2,012,099	$ 528,972
From net realized gain
Service Class	$ 7,583	$ 1,100
Service Class 2	7,576	1,100
Investor Class	9,823,268	725,287
Total	$ 9,838,427	$ 727,487

A Distributions for Service Class, Service Class 2 and Investor Class are for the period April 13, 2006 (commencement of sale of shares) to December 31, 2006.

B For the period August 22, 2007 (commencement of operations) to December 31, 2007.

VIP FundsManager Portfolio

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006 A	2007	2006 A
VIP FundsManager 20% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	479	187	5,014	1,940
Net increase (decrease)	479	10,188	$ 5,014	$ 101,950
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	463	177	4,845	1,830
Net increase (decrease)	463	10,178	$ 4,845	$ 101,840
Investor Class
Shares sold	9,012,043	2,582,277	$ 95,847,467	$ 26,408,816
Reinvestment of distributions	455,501	42,585	4,768,037	440,754
Shares redeemed	(723,608)	(299,208)	(7,752,555)	(3,103,637)
Net increase (decrease)	8,743,936	2,325,654	$ 92,862,949	$ 23,745,933

VIP FundsManager 50% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	723	200	7,613	2,110
Net increase (decrease)	723	10,201	$ 7,613	$ 102,120
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	706	190	7,430	2,000
Net increase (decrease)	706	10,191	$ 7,430	$ 102,010
Investor Class
Shares sold	20,445,178	13,626,238	$ 222,343,167	$ 138,574,548
Reinvestment of distributions	2,094,878	268,901	22,044,995	2,834,216
Shares redeemed	(869,854)	(225,232)	(9,409,117)	(2,298,446)
Net increase (decrease)	21,670,202	13,669,907	$ 234,979,045	$ 139,110,318

VIP FundsManager 60% Portfolio B
Service Class
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	113	-	1,170	-
Net increase (decrease)	10,114	-	$ 101,180	$ -
Service Class 2
Shares sold	10,001	-	$ 100,010	$ -
Reinvestment of distributions	108	-	1,110	-
Net increase (decrease)	10,109	-	$ 101,120	$ -
Investor Class
Shares sold	10,959,715	-	$ 114,483,306	$ -
Reinvestment of distributions	118,876	-	1,225,610	-
Shares redeemed	(13,739)	-	(144,705)	-
Net increase (decrease)	11,064,852	-	$ 115,564,211	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006 A	2007	2006 A
VIP FundsManager 70% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	785	203	8,390	2,160
Net increase (decrease)	785	10,204	$ 8,390	$ 102,170
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	768	192	8,206	2,050
Net increase (decrease)	768	10,193	$ 8,206	$ 102,060
Investor Class
Shares sold	23,324,108	16,535,121	$ 258,786,944	$ 168,412,346
Reinvestment of distributions	2,711,517	330,495	28,970,069	3,523,082
Shares redeemed	(1,025,874)	(132,487)	(11,415,216)	(1,319,779)
Net increase (decrease)	25,009,751	16,733,129	$ 276,341,797	$ 170,615,649

VIP FundsManager 85% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	827	177	8,931	1,900
Net increase (decrease)	827	10,178	$ 8,931	$ 101,910
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	809	167	8,746	1,790
Net increase (decrease)	809	10,168	$ 8,746	$ 101,800
Investor Class
Shares sold	9,802,668	6,665,215	$ 109,712,701	$ 67,823,047
Reinvestment of distributions	1,094,900	116,537	11,832,849	1,252,769
Shares redeemed	(1,232,709)	(58,774)	(13,930,832)	(589,400)
Net increase (decrease)	9,664,859	6,722,978	$ 107,614,718	$ 68,486,416

A Share transactions for Service Class, Service Class 2 and Investor Class are for the period April 13, 2006 (commencement of sale of shares) to December 31, 2006.

B For the period August 22, 2007 (commencement of operations) to December 31, 2007.

VIP FundsManager Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP FundsManager 20% Portflio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (funds of Variable Insurance Products Fund V) at December 31, 2007, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Insurance Products Fund V's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and, as applicable, are listed below. The Board of Trustees governs each VIP FundsManager Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each VIP FundsManager Portfolio's activities, review contractual arrangements with companies that provide services to each VIP FundsManager Portfolio, and review each VIP FundsManager Portfolio's performance. If the interests of a VIP FundsManager Portfolio and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisors has structured the VIP FundsManager Portfolios to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisors, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize, and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006 or 2007

Vice President of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2006 or 2007

Secretary of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006 or 2007

Anti-Money Laundering (AML) officer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006 or 2007

Chief Financial Officer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006 or 2007

Chief Compliance Officer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006 or 2007

Deputy Treasurer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006 or 2007

Deputy Treasurer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006 or 2007

Assistant Treasurer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006 or 2007

Assistant Treasurer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2006 or 2007

Assistant Treasurer of VIP FundsManager 20% Portfolio (2006), VIP FundsManager 50% Portfolio (2006), VIP FundsManager 60% Portfolio (2007), VIP FundsManager 70% Portfolio (2006), and VIP FundsManager 85% Portfolio (2006). Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

VIP Funds Manager 20%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/08/08	02/08/08	-	$0.035
Service Class 2	02/08/08	02/08/08	-	$0.035
Investor Class	02/08/08	02/08/08	-	$0.035
VIP Funds Manager 50%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/08/08	02/08/08	-	$0.125
Service Class 2	02/08/08	02/08/08	-	$0.125
Investor Class	02/08/08	02/08/08	-	$0.125
VIP Funds Manager 60%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/08/08	02/08/08	$0.003	$0.075
Service Class 2	02/08/08	02/08/08	$0.003	$0.075
Investor Class	02/08/08	02/08/08	$0.003	$0.075
VIP Funds Manager 70%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/08/08	02/08/08	-	$0.245
Service Class 2	02/08/08	02/08/08	-	$0.245
Investor Class	02/08/08	02/08/08	-	$0.245
VIP Funds Manager 85%	Pay Date	Record Date	Dividends	Capital Gains
Service Class	02/08/08	02/08/08	$0.005	$0.29
Service Class 2	02/08/08	02/08/08	$0.005	$0.29
Investor Class	02/08/08	02/08/08	$0.005	$0.29

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Funds Manager 20%	$667,174
VIP Funds Manager 50%	$6,658,664
VIP Funds Manager 60%	$1,423,319
VIP Funds Manager 70%	$13,241,384
VIP Funds Manager 85%	$6,206,568

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	February 2007	December 2007
VIP Funds Manager 20%
Service Class	3%	3%
Service Class 2	3%	3%
Investor Class	3%	3%
VIP Funds Manager 50%
Service Class		9%
Service Class 2		9%
Investor Class		9%
Fund	February 2007	December 2007
VIP Funds Manager 60%
Service Class		26%
Service Class 2		27%
Investor Class		26%
VIP Funds Manager 70%
Service Class	2%	12%
Service Class 2	2%	12%
Investor Class	2%	12%
VIP Funds Manager 85%
Service Class		14%
Service Class 2		15%
Investor Class		14%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager 60% Portfolio

On May 17, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic) and the administrator, FMR, including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of Strategic's investment staff, their use of technology, and Strategic's and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution, and shareholder services performed by Strategic and FMR and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of Strategic's and FMR's supervision of third-party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP FundsManager 60% Portfolio is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate would rank above the median of competitive insurance-dedicated funds that invest in affiliated mutual funds. The Board noted, however, that the proposed management fee would cover substantially all fund expenses other than transfer agency fees (which are paid by the underlying funds) and 12b-1 fees. The Board considered that the fund will be fully actively managed and invest in a mix of underlying Fidelity retail and VIP funds.

In its review of the fund's total expenses, the Board noted that the fund invests in retail underlying funds and classes and in Investor Class of the VIP underlying funds to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the fund does not pay transfer agency fees. Instead, each retail underlying fund or class and Investor Class of each VIP underlying fund bears its pro rata portion of the VIP transfer agency fee according to the percentage of the fund's assets invested in that underlying fund. The Board also considered that FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2 of the fund. Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Based on its review, the Board concluded that the fund's management fee and the total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

VIP FundsManager Portfolio

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

VIP FundsManager Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the background of the funds' portfolio manager and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 71% would mean that 29% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses, and that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

VIP FundsManager Portfolio

VIP FundsManager 20%

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

VIP FundsManager 50%

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for the period.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP FundsManager 70%

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for the period.

VIP FundsManager 85%

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMR under the administration agreement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Investor Class and Service Class of each fund ranked below its competitive median for the period, and the total expenses of Service Class 2 of each fund ranked above its competitive median for the period. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

VIP FundsManager Portfolio

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

VIP FundsManager Portfolio

Annual Report

VIP FundsManager Portfolio

Annual Report

VIP FundsManager Portfolio

Annual Report

VIP FundsManager Portfolio

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPFM-ANN-0208
1.843208.101

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Fidelity VIP Investment Grade Central Fund Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
VIP Investment Grade Bond - Initial Class	4.35%	4.10%	5.77%
VIP Investment Grade Bond - Service Class A	4.29%	4.01%	5.69%
VIP Investment Grade Bond - Service Class 2 B	4.17%	3.86%	5.55%
VIP Investment Grade Bond - Investor Class C	4.28%	4.07%	5.76%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

C The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class's transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Bond Portfolio

In 2007, the U.S. investment-grade bond market outperformed the domestic stock market, as measured by the Standard & Poor's 500SM Index, for the first time in five years. High-quality debt, as measured by the Lehman Brothers® U.S. Aggregate Index, climbed 6.97%, beating the 5.49% return of the S&P 500®. Bonds with the lowest levels of risk ended the year with the highest returns, benefiting from a massive flight to quality as investors sought safer havens given the turmoil in the credit markets and deteriorating economic conditions. Treasuries, which are government guaranteed, had the best showing within the Aggregate index, gaining 9.01% according to the Lehman Brothers U.S. Treasury Index. Treasuries were among the few securities in any asset class that didn't feel the pain of the subprime mortgage crisis, which gripped the financial markets for most of the second half of 2007. The asset-backed category - home to weak subprime debt - had the most disappointing performance, returning only 2.21% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund's performance significantly lagged the Lehman Brothers U.S. Aggregate Index. (For specific portfolio performance results, please refer to the performance section of this report.) To review my strategy, virtually all of the fund's assets were invested in VIP Investment Grade Central Fund, which I also manage and which included a large holding in Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets. The remainder was invested in individual securities, short-term repurchase agreements and Fidelity Specialized High Income Central Fund. My discussion of the fund's performance reflects its holdings in aggregate, including the underlying central funds and other investments I just mentioned. The main factor behind the fund's weak showing was its exposure - mainly through Ultra-Short Central - to asset-backed securities backed by subprime mortgages, which suffered steep losses amid weakening housing fundamentals and deteriorating market technical factors. Given its heightened level of volatility, I cut back VIP Investment Grade Central's exposure to Ultra-Short Central by year end. As difficult conditions within the mortgage market extended broadly to other segments of the fixed-income market, our sector selection also worked against us. In particular, our decisions to invest outside the benchmark in collateralized mortgage obligations and to modestly overweight commercial mortgage-backed securities, investment-grade corporate bonds, high-yield corporate bonds and other asset-backed securities dampened our absolute and relative returns because they lagged the index. In the Treasury sector, we made some good decisions. Specifically, our out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS) helped. TIPS fared especially well amid a global flight to safety, rising inflation worries and a realized increase in the inflation rate. A significant underweighting in mortgage pass-through securities further boosted relative performance, as did yield-curve positioning. In particular, the fund benefited from concentrating investments in bonds with intermediate-range maturities, which performed well, and underweighting longer-term bonds, which lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 1,037.40	$ 2.16
HypotheticalA	$ 1,000.00	$ 1,023.09	$ 2.14
Service Class
Actual	$ 1,000.00	$ 1,037.60	$ 2.67
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.65
Service Class 2
Actual	$ 1,000.00	$ 1,037.20	$ 3.44
HypotheticalA	$ 1,000.00	$ 1,021.83	$ 3.41
Investor Class
Actual	$ 1,000.00	$ 1,037.50	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.42%
Service Class	.52%
Service Class 2.67%
Investor Class	.46%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund as of their most recent fiscal half-year were less than .01%.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
U.S. Government and U.S. Government Agency Obligations 60.2%	U.S. Government and U.S. Government Agency Obligations 58.1%
AAA 13.8%	AAA 16.4%
AA 4.4%	AA 6.1%
A 7.1%	A 5.8%
BBB 15.2%	BBB 17.1%
BB and Below 2.5%	BB and Below 3.3%
Not Rated 0.2%	Not Rated 0.7%
Short-Term Investments and Net Other Assets*** (3.4)%	Short-Term Investments and Net Other Assets*** (7.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2007
6 months ago
Years	6.0	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	4.4	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Corporate Bonds 22.9%		Corporate Bonds 23.6%
	U.S. Government and U.S. Government Agency Obligations 60.2%		U.S. Government and U.S. Government Agency Obligations 58.1%
	Asset-Backed Securities 7.2%		Asset-Backed Securities 11.3%
	CMOs and Other Mortgage Related Securities 12.9%		CMOs and Other Mortgage Related Securities 14.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (3.4)%		Short-Term Investments and Net Other Assets*** (7.5)%
* Foreign investments	6.6%	** Foreign investments	6.9%
* Futures and Swaps	13.0%	** Futures and Swaps	15.3%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.8%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 97.4%
Fidelity VIP Investment Grade Central Fund (d)	24,562,994	$ 2,517,706,878
HIGH YIELD FIXED-INCOME FUNDS - 1.4%
Fidelity Specialized High Income Central Fund (c)	367,424	35,871,563
TOTAL FIXED-INCOME FUNDS (Cost $2,570,678,657)		2,553,578,441
Nonconvertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17 (Cost $2,388,864)	$ 2,425,000	2,377,230
Asset-Backed Securities - 0.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 5.406% 1/22/13 (a)(b)	1,800,000	1,731,616
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	1,045,000	951,305
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	719,837
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	406,024
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	1,151,488	1,107,294
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,044,047
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.365% 10/25/36 (a)(b)	1,025,000	124,090
TOTAL ASSET-BACKED SECURITIES (Cost $7,181,124)		6,084,213
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 7.165% 7/25/36 (a)(b)	3,535,000	290,586
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.365% 12/25/36 (a)(b)	810,000	91,117
TOTAL PRIVATE SPONSOR		381,703

	Principal Amount	Value
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	$ 3,576,143	$ 3,513,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,252,707)		3,895,335
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $20,311,000)	$ 20,316,309	20,311,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,607,812,352)		2,586,246,219
NET OTHER ASSETS - 0.0%		(1,101,108)
NET ASSETS - 100%		$ 2,585,145,111
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 1,900,000	$ (36,289)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,865,000	(31,087)
		$ 3,765,000	$ (67,376)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 6,465,916 or 0.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investment and financial statements are included at the end of this report as an attachment.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,311,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 9,212,758
Bank of America, NA	3,799,015
Barclays Capital, Inc.	6,331,691
ING Financial Markets LLC	777,585
WestLB AG	189,951
$ 20,311,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 1,841,578
Fidelity VIP Investment Grade Central Fund	115,012,379
Total	$ 116,853,957

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 20,241,104	$ 16,130,418	$ -	$ 35,871,563	9.9%
Fidelity VIP Investment Grade Central Fund	1,824,890,441	728,867,899	30,123,642	2,517,706,878	70.2%
Total	$ 1,845,131,545	$ 744,998,317	$ 30,123,642	$ 2,553,578,441
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $7,863,643 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $20,311,000) - See accompanying schedule: Unaffiliated issuers (cost $37,133,695)	$ 32,667,778
Fidelity Central Funds (cost $2,570,678,657)	2,553,578,441
Total Investments (cost $2,607,812,352)		$ 2,586,246,219
Cash		834
Receivable for fund shares sold		2,374,709
Interest receivable		111,636
Distributions receivable from Fidelity Central Funds		13,205,570
Prepaid expenses		7,602
Other affiliated receivables		2,264
Total assets		2,601,948,834

Liabilities
Payable for investments purchased	$ 13,219,344
Payable for fund shares redeemed	2,314,465
Swap agreements, at value	67,376
Accrued management fee	669,873
Distribution fees payable	219,823
Other affiliated payables	216,656
Other payables and accrued expenses	96,186
Total liabilities		16,803,723

Net Assets		$ 2,585,145,111
Net Assets consist of:
Paid in capital		$ 2,506,906,646
Undistributed net investment income		106,317,579
Accumulated undistributed net realized gain (loss) on investments		(6,445,605)
Net unrealized appreciation (depreciation) on investments		(21,633,509)
Net Assets		$ 2,585,145,111

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($1,134,914,670 ÷ 88,908,946 shares)	$ 12.76

Service Class: Net Asset Value, offering price and redemption price per share ($147,990,096 ÷ 11,674,327 shares)	$ 12.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,018,017,166 ÷ 81,148,836 shares)	$ 12.55

Investor Class: Net Asset Value, offering price and redemption price per share ($284,223,179 ÷ 22,318,807 shares)	$ 12.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007

Investment Income
Interest		$ 2,439,559
Income from Fidelity Central Funds		116,853,957
Total income		119,293,516

Expenses
Management fee	$ 7,095,973
Transfer agent fees	1,612,765
Distribution fees	1,953,201
Accounting fees and expenses	732,874
Custodian fees and expenses	1,353
Independent trustees' compensation	7,626
Audit	54,791
Legal	12,933
Interest	3,957
Miscellaneous	185,558
Total expenses before reductions	11,661,031
Expense reductions	(1,065)	11,659,966
Net investment income		107,633,550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,855)
Fidelity Central Funds	(3,006)
Swap agreements	16,281
Capital gain distributions from Fidelity Central Funds	1,401,757
Total net realized gain (loss)		1,387,177
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,863,303)
Swap agreements	(67,376)
Total change in net unrealized appreciation (depreciation)		(10,930,679)
Net gain (loss)		(9,543,502)
Net increase (decrease) in net assets resulting from operations		$ 98,090,048

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 107,633,550	$ 83,673,466
Net realized gain (loss)	1,387,177	(4,151,411)
Change in net unrealized appreciation (depreciation)	(10,930,679)	(2,243,592)
Net increase (decrease) in net assets resulting from operations	98,090,048	77,278,463
Distributions to shareholders from net investment income	(82,169,011)	(66,380,131)
Distributions to shareholders from net realized gain	-	(4,008,845)
Total distributions	(82,169,011)	(70,388,976)
Share transactions - net increase (decrease)	618,689,233	251,368,493
Total increase (decrease) in net assets	634,610,270	258,257,980

Net Assets
Beginning of period	1,950,534,841	1,692,276,861
End of period (including undistributed net investment income of $106,317,579 and undistributed net investment income of $80,623,359, respectively)	$ 2,585,145,111	$ 1,950,534,841

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.76	$ 13.25	$ 13.65	$ 13.70
Income from Investment Operations
Net investment income C	.610	.591	.523	.476	.467
Net realized and unrealized gain (loss)	(.076)	(.060)	(.243)	.104	.213
Total from investment operations	.534	.531	.280	.580	.680
Distributions from net investment income	(.534)	(.501)	(.480)	(.570)	(.540)
Distributions from net realized gain	-	(.030)	(.290)	(.410)	(.190)
Total distributions	(.534)	(.531)	(.770)	(.980)	(.730)
Net asset value, end of period	$ 12.76	$ 12.76	$ 12.76	$ 13.25	$ 13.65
Total Return A, B	4.35%	4.35%	2.19%	4.46%	5.20%
Ratios to Average Net Assets D, F
Expenses before reductions	.43%	.44%	.49%	.56%	.54%
Expenses net of fee waivers, if any	.43%	.44%	.49%	.56%	.54%
Expenses net of all reductions	.43%	.44%	.49%	.56%	.54%
Net investment income	4.88%	4.75%	4.12%	3.65%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,134,915	$ 1,184,942	$ 1,284,600	$ 1,374,972	$ 1,528,417
Portfolio turnover rate E	2%	34%	157%	170%	218%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.68	$ 13.18	$ 13.61	$ 13.66
Income from Investment Operations
Net investment income C	.593	.575	.511	.456	.448
Net realized and unrealized gain (loss)	(.069)	(.053)	(.246)	.104	.212
Total from investment operations	.524	.522	.265	.560	.660
Distributions from net investment income	(.524)	(.492)	(.475)	(.580)	(.520)
Distributions from net realized gain	-	(.030)	(.290)	(.410)	(.190)
Total distributions	(.524)	(.522)	(.765)	(.990)	(.710)
Net asset value, end of period	$ 12.68	$ 12.68	$ 12.68	$ 13.18	$ 13.61
Total Return A, B	4.29%	4.30%	2.08%	4.32%	5.06%
Ratios to Average Net Assets D, F
Expenses before reductions	.53%	.54%	.58%	.66%	.64%
Expenses net of fee waivers, if any	.53%	.54%	.58%	.66%	.64%
Expenses net of all reductions	.53%	.54%	.58%	.66%	.64%
Net investment income	4.78%	4.65%	4.06%	3.54%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,990	$ 99,633	$ 79,205	$ 50,143	$ 18,305
Portfolio turnover rate E	2%	34%	157%	170%	218%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 12.57	$ 13.08	$ 13.50	$ 13.57
Income from Investment Operations
Net investment income C	.568	.551	.488	.435	.427
Net realized and unrealized gain (loss)	(.064)	(.053)	(.248)	.105	.213
Total from investment operations	.504	.498	.240	.540	.640
Distributions from net investment income	(.514)	(.478)	(.460)	(.550)	(.520)
Distributions from net realized gain	-	(.030)	(.290)	(.410)	(.190)
Total distributions	(.514)	(.508)	(.750)	(.960)	(.710)
Net asset value, end of period	$ 12.55	$ 12.56	$ 12.57	$ 13.08	$ 13.50
Total Return A, B	4.17%	4.14%	1.89%	4.19%	4.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.68%	.69%	.73%	.81%	.79%
Expenses net of fee waivers, if any	.68%	.69%	.73%	.81%	.79%
Expenses net of all reductions	.68%	.69%	.73%	.81%	.79%
Net investment income	4.63%	4.50%	3.90%	3.39%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018,017	$ 497,504	$ 285,528	$ 186,302	$ 115,411
Portfolio turnover rate E	2%	34%	157%	170%	218%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 12.75	$ 12.65
Income from Investment Operations
Net investment income E	.603	.583	.242
Net realized and unrealized gain (loss)	(.079)	(.055)	(.142)
Total from investment operations	.524	.528	.100
Distributions from net investment income	(.534)	(.508)	-
Distributions from net realized gain	-	(.030)	-
Total distributions	(.534)	(.538)	-
Net asset value, end of period	$ 12.73	$ 12.74	$ 12.75
Total Return B, C, D	4.28%	4.33%	.79%
Ratios to Average Net Assets F, I
Expenses before reductions	.46%	.48%	.49% A
Expenses net of fee waivers, if any	.46%	.48%	.49% A
Expenses net of all reductions	.46%	.48%	.49% A
Net investment income	4.84%	4.72%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,223	$ 168,456	$ 42,944
Portfolio turnover rate G	2%	34%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund II) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. The Fund invests substantially all of its assets in VIP Investment Grade Central Fund which is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR and seeks a high level of income by normally investing in investment-grade debt securities. VIP Investment Grade Central Fund's operating and accounting policies are outlined in its financial statements, included at the end of this report as an attachment.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

The Central Funds may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for the Fidelity Specialized High Income Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Specialized High Income Central Fund, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 45,287,094
Unrealized depreciation	(7,058,551)
Net unrealized appreciation (depreciation)	38,228,543
Undistributed ordinary income	107,094,598
Capital loss carryforward	(7,863,643)

Cost for federal income tax purposes	$ 2,548,017,676

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 82,169,011	$ 67,821,193
Long-term Capital Gains	-	2,567,783
Total	$ 82,169,011	$ 70,388,976

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $749,941,709 and $33,817,241, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 124,402
Service Class 2	1,828,799
$ 1,953,201

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 801,961
Service Class	84,085
Service Class 2	490,569
Investor Class	236,150
$ 1,612,765

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,114,000	4.93%	$ 2,511

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,363 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $10,414,000. The weighted average interest rate was 5.00%. The interest expense amounted to $1,446 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,065.

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 34% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Initial Class	$ 48,915,672	$ 49,399,358
Service Class	4,212,943	3,145,302
Service Class 2	21,635,659	11,428,030
Investor Class	7,404,737	2,407,441
Total	$ 82,169,011	$ 66,380,131
From net realized gain
Initial Class	$ -	$ 2,958,053
Service Class	-	191,787
Service Class 2	-	717,240
Investor Class	-	141,765
Total	$ -	$ 4,008,845

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Initial Class
Shares sold	14,387,790	10,837,814	$ 179,571,725	$ 135,193,195
Reinvestment of distributions	3,978,791	4,287,542	48,915,672	52,350,889
Shares redeemed	(22,289,170)	(22,975,071)	(278,600,560)	(284,993,124)
Net increase (decrease)	(3,922,589)	(7,849,715)	$ (50,113,163)	$ (97,449,040)
Service Class
Shares sold	5,832,754	3,518,243	$ 72,283,870	$ 43,182,084
Reinvestment of distributions	344,884	274,884	4,212,943	3,337,089
Shares redeemed	(2,359,701)	(2,181,355)	(29,213,717)	(26,768,294)
Net increase (decrease)	3,817,937	1,611,772	$ 47,283,096	$ 19,750,879
Service Class 2
Shares sold	43,988,735	19,973,590	$ 538,885,002	$ 244,806,904
Reinvestment of distributions	1,787,104	1,008,743	21,635,659	12,145,271
Shares redeemed	(4,226,093)	(4,090,898)	(52,037,853)	(50,132,793)
Net increase (decrease)	41,549,746	16,891,435	$ 508,482,808	$ 206,819,382
Investor Class
Shares sold	9,943,802	10,523,797	$ 123,816,926	$ 130,549,386
Reinvestment of distributions	603,684	208,558	7,404,737	2,542,317
Shares redeemed	(1,451,398)	(878,446)	(18,185,171)	(10,844,431)
Net increase (decrease)	9,096,088	9,853,909	$ 113,036,492	$ 122,247,272

13. Credit Risk.

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Investment Grade Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Bond. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of VIP Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-
present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of VIP Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Investment Grade Bond. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Investment Grade Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Investment Grade Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investment Grade Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investment Grade Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investment Grade Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Investment Grade Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investment Grade Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income.

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/15/08	02/15/08	$0.515	$0.01
Service Class	02/15/08	02/15/08	$0.506	$0.01
Service Class 2	02/15/08	02/15/08	$0.496	$0.01
Investor Class	02/15/08	02/15/08	$0.513	$0.01

A total of 11.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of December 31, 2007 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of Fund A
VIP Investment Grade Central Fund	4.94%	7.21%

A From June 23, 2006

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Not Part of Financial Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund

In 2007, the U.S. investment-grade bond market outperformed the domestic stock market, as measured by the Standard & Poor's 500SM Index, for the first time in five years. High-quality debt, as measured by the Lehman Brothers® U.S. Aggregate Index, climbed 6.97%, beating the 5.49% return of the S&P 500®. Bonds with the lowest levels of risk ended the year with the highest returns, benefiting from a massive flight to quality as investors sought safer havens given the turmoil in the credit markets and deteriorating economic conditions. Treasuries, which are government guaranteed, had the best showing within the Aggregate index, gaining 9.01% according to the Lehman Brothers U.S. Treasury Index. Treasuries were among the few securities in any asset class that didn't feel the pain of the subprime mortgage crisis, which gripped the financial markets for most of the second half of 2007. The asset-backed category - home to weak subprime debt - had the most disappointing performance, returning only 2.21% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index.

During the past year, the fund returned 4.94%, significantly lagging the Lehman Brothers U.S. Aggregate Index. My discussion of the fund's performance reflects its holdings in aggregate, including direct investments and holdings in underlying central funds. The main factor behind the fund's weak showing was its exposure - mainly through Fidelity® Ultra-Short Central Fund - to asset-backed securities backed by subprime mortgages, which suffered steep losses amid weakening housing fundamentals and deteriorating market technical factors. Given its heightened level of volatility, I cut back the fund's stake in Ultra-Short Central by year end. As difficult conditions within the mortgage market extended broadly to other segments of the fixed-income market, our sector selection also worked against us. In particular, our decisions to invest outside the benchmark in collateralized mortgage obligations and to modestly overweight commercial mortgage-backed securities, investment-grade corporate bonds, high-yield corporate bonds and other asset-backed securities dampened our absolute and relative returns because they lagged the index. Elsewhere, our out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS) worked in our favor. TIPS fared especially well amid a global flight to safety, rising inflation worries and a realized increase in the inflation rate. A significant underweighting in mortgage pass-through securities further boosted relative performance, as did yield-curve positioning. Specifically, the fund benefited from concentrating investments in bonds with intermediate-range maturities, which performed well, and underweighting longer-term bonds, which lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Actual	$ 1,000.00	$ 1,040.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0028%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Not Part of Financial Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
U.S. Government and U.S. Government Agency Obligations 61.7%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 14.1%	AAA 17.3%
AA 4.5%	AA 6.3%
A 7.3%	A 6.0%
BBB 15.7%	BBB 17.6%
BB and Below 0.9%	BB and Below 2.0%
Not Rated 0.2%	Not Rated 0.7%
Short-Term Investments and Net Other Assets*** (4.4)%	Short-Term Investments and Net Other Assets*** (10.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of December 31, 2007
6 months ago
Years	6.1	5.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	4.4	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Corporate Bonds 22.1%		Corporate Bonds 23.4%
	U.S. Government and U.S. Government Agency Obligations 61.7%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 7.2%		Asset-Backed Securities 11.5%
	CMOs and Other Mortgage Related Securities 13.2%		CMOs and Other Mortgage Related Securities 14.8%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (4.4)%		Short-Term Investments and Net Other Assets*** (10.3)%
* Foreign investments	6.6%	** Foreign investments	6.9%
* Futures and Swaps	13.2%	** Futures and Swaps	16.0%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Not Part of Financial Report

Investments December 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 4,001,864
5.875% 1/15/36	695,000	634,294
		4,636,158
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	104,154
6.875% 5/1/12	290,000	305,373
7.625% 4/15/31	1,625,000	1,798,258
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,801,450
5.5% 3/15/11	2,675,000	2,700,565
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,324,011
4.625% 6/1/13	3,475,000	3,324,567
6.45% 12/1/36 (a)	1,560,000	1,547,759
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,066,093
News America, Inc.:
6.15% 3/1/37	1,745,000	1,685,651
6.2% 12/15/34	6,695,000	6,599,864
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,473,089
6.55% 5/1/37	5,604,000	5,719,980
Time Warner, Inc. 5.875% 11/15/16	400,000	397,542
Viacom, Inc.:
5.75% 4/30/11	1,410,000	1,427,735
6.125% 10/5/17	2,710,000	2,709,883
6.75% 10/5/37	935,000	927,518
		39,913,492
TOTAL CONSUMER DISCRETIONARY		44,549,650
CONSUMER STAPLES - 1.1%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,712,783
5.75% 10/23/17	3,817,000	3,838,677
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,185,000	2,124,500
		7,675,960
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	7,279,933	6,989,900
6.302% 6/1/37 (e)	5,910,000	5,712,263
		12,702,163
Food Products - 0.4%
Cargill, Inc. 6.625% 9/15/37 (a)	3,333,000	3,317,525

	Principal Amount	Value
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	$ 2,935,000	$ 2,987,977
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,394,165
6.875% 2/1/38	3,900,000	4,048,937
		12,748,604
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	505,000	564,760
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,540,178
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,087,627
		6,192,565
TOTAL CONSUMER STAPLES		39,319,292
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,670,224
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,845,000	1,878,634
6.45% 9/15/36	1,155,000	1,176,178
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,212,673
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,546,686
6.25% 2/15/13	855,000	886,355
6.75% 2/15/32	4,255,000	4,248,286
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,210,471
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,286,760
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,541,524
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	327,890
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,889,940
Nakilat, Inc. 6.067% 12/31/33 (a)	4,015,000	3,663,487
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	879,353
Nexen, Inc.:
5.875% 3/10/35	1,655,000	1,559,358
6.4% 5/15/37	2,125,000	2,121,434
NGPL PipeCo LLC 6.514% 12/15/12 (a)	1,980,000	2,010,338
Pemex Project Funding Master Trust:
5.7238% 12/3/12 (a)(e)	410,000	403,645
6.125% 8/15/08	236,000	236,732
6.2906% 6/15/10 (a)(e)	4,480,000	4,497,920
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,266,823
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP: - continued
6.65% 1/15/37	$ 3,190,000	$ 3,210,400
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,413,428
6.332% 9/30/27 (a)	2,415,000	2,288,913
Talisman Energy, Inc. yankee 6.25% 2/1/38	1,335,000	1,301,036
Texas Eastern Transmission LP 6% 9/15/17 (a)	2,434,000	2,497,016
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	625,763
Valero Energy Corp. 6.625% 6/15/37	1,575,000	1,586,140
		64,767,183
TOTAL ENERGY		71,437,407
FINANCIALS - 8.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	7,170,000	7,372,194
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,793,450
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,771,293
5.625% 1/15/17	3,000,000	2,929,728
5.7% 9/1/12	2,935,000	3,019,593
6.6% 1/15/12	4,610,000	4,877,375
6.75% 10/1/37	6,705,000	6,569,411
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,062,698
6.25% 6/15/12	6,015,000	6,158,602
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	5,954,076
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,788,064
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,190,174
7.125% 5/15/15	5,585,000	5,683,363
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	3,100,000	3,157,251
6.75% 12/28/17	3,145,000	3,241,548
6.875% 7/17/37	3,100,000	3,030,824
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,131,668
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,405,281

	Principal Amount	Value
6.6% 4/1/12	$ 7,695,000	$ 8,085,306
UBS AG, Stamford 5.875% 12/20/17	3,145,000	3,167,157
		87,389,056
Commercial Banks - 1.1%
Bank of America NA:
5.3% 3/15/17	1,480,000	1,439,116
6% 10/15/36	143,000	136,769
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,283,522
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,597,075
HSBC Holdings PLC 6.5% 9/15/37	4,355,000	4,220,997
Korea Development Bank 3.875% 3/2/09	5,775,000	5,719,000
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,487,015
Standard Chartered Bank 6.4% 9/26/17 (a)	4,625,000	4,696,655
Wachovia Bank NA:
4.875% 2/1/15	4,405,000	4,193,375
5.85% 2/1/37	3,000,000	2,703,402
Wachovia Corp. 4.875% 2/15/14	785,000	753,803
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,756,905
		40,987,634
Consumer Finance - 1.0%
American Express Co. 6.15% 8/28/17	3,625,000	3,720,243
American General Finance Corp. 6.9% 12/15/17	2,370,000	2,372,370
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,328,334
Discover Financial Services 5.6625% 6/11/10 (a)(e)	7,050,000	6,709,767
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,482,862
6.375% 11/15/67 (e)	4,000,000	4,129,928
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,167,936
MBNA Corp. 7.5% 3/15/12	1,860,000	2,028,737
SLM Corp.:
4% 1/15/09	1,020,000	982,635
4.5% 7/26/10	2,555,000	2,343,441
5.2238% 7/27/09 (e)	1,064,000	1,000,874
5.2438% 7/26/10 (e)	6,312,000	5,810,013
		34,077,140
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,807,623
Citigroup, Inc.:
5% 9/15/14	1,175,000	1,119,592
5.875% 5/29/37	1,400,000	1,306,568
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	20,000	19,260
5.6% 6/1/11	127,000	131,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13	$ 3,500,000	$ 3,566,693
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	3,201,849
5.5% 1/15/14 (a)	2,405,000	2,393,148
TECO Finance, Inc. 7% 5/1/12 (a)	1,740,000	1,842,564
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(e)	3,400,000	3,168,521
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(e)	4,035,000	3,725,064
		30,281,934
Insurance - 0.5%
American International Group, Inc. 5.85% 1/16/18	4,750,000	4,781,103
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	411,694
Lincoln National Corp. 7% 5/17/66 (e)	1,475,000	1,480,934
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,403,529
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,460,924
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,855,000	3,838,562
		17,376,746
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,651,094
Arden Realty LP 5.25% 3/1/15	625,000	628,071
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,350,485
5.625% 12/15/10	2,260,000	2,281,931
5.7% 5/1/17	5,000,000	4,631,785
5.75% 4/1/12	1,115,000	1,103,752
Camden Property Trust 5.375% 12/15/13	1,655,000	1,600,575
Colonial Properties Trust:
4.75% 2/1/10	690,000	673,647
5.5% 10/1/15	6,290,000	5,704,627
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	986,888
4.625% 8/1/10	225,000	219,134
5% 5/3/10	2,435,000	2,396,033
5.25% 4/15/11	1,395,000	1,376,710
5.375% 10/15/12	1,240,000	1,205,538
Duke Realty LP:
4.625% 5/15/13	925,000	876,740
5.5% 3/1/16	1,270,000	1,202,606
5.625% 8/15/11	2,325,000	2,338,115
5.95% 2/15/17	695,000	672,823

	Principal Amount	Value
6.5% 1/15/18	$ 2,445,000	$ 2,458,863
6.95% 3/15/11	1,535,000	1,609,117
Equity One, Inc. 6% 9/15/17	1,760,000	1,651,887
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,374,130
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,895,875
HRPT Properties Trust:
5.75% 11/1/15	670,000	627,238
6.25% 6/15/17	4,455,000	4,182,452
Liberty Property LP:
5.5% 12/15/16	1,715,000	1,604,595
6.625% 10/1/17	1,850,000	1,851,014
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,758,249
7.25% 3/15/09	1,085,000	1,114,196
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	801,371
6% 3/31/16	3,099,000	2,936,303
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,947,397
4.875% 8/15/10	2,455,000	2,432,937
5% 3/1/12	2,060,000	2,009,347
5.1% 6/15/15	2,220,000	2,087,220
5.375% 6/1/11	2,020,000	1,994,443
7.75% 1/20/11	595,000	636,752
UDR, Inc. 5.5% 4/1/14	2,690,000	2,532,431
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	826,918
Washington (REIT) 5.95% 6/15/11	3,015,000	2,998,059
		76,231,348
Real Estate Management & Development - 0.3%
ERP Operating LP 5.5% 10/1/12	1,585,000	1,571,222
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,786,385
Regency Centers LP:
5.875% 6/15/17	3,005,000	2,903,855
6.75% 1/15/12	2,035,000	2,112,818
		9,374,280
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (a)	3,610,000	2,857,546
6.3% 5/10/17 (a)	1,400,000	1,043,648
Independence Community Bank Corp. 3.75% 4/1/14 (e)	3,820,000	3,772,670
Residential Capital LLC 8% 6/1/12 (e)	6,000,000	3,690,000
Washington Mutual, Inc. 4.625% 4/1/14	4,255,000	3,324,440
		14,688,304
TOTAL FINANCIALS		310,406,442
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	$ 1,990,000	$ 2,089,609
6.45% 9/15/37	1,485,000	1,627,079
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,905,276
		6,621,964
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,489,556
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,413,413
7.45% 5/1/34 (a)	420,000	413,700
		8,316,669
Airlines - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	179,770	181,118
6.978% 10/1/12	526,026	532,286
7.024% 4/15/11	2,180,000	2,188,175
7.858% 4/1/13	3,480,000	3,652,921
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,055,027	2,065,302
6.795% 2/2/20	3,717,714	3,310,624
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (a)	3,060,000	3,083,650
7.57% 11/18/10	5,885,000	5,943,850
Northwest Airlines, Inc. pass thru trust certificates 7.027% 11/1/19	3,024,000	2,903,040
Southwest Airlines Co. Pass-thru Trust Certificates 6.15% 8/1/22	2,400,000	2,409,600
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	1,530,452	1,511,322
8.36% 7/20/20	5,415,799	5,605,352
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	2,976,818	2,795,232
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	591,759	593,978
6.201% 3/1/10	251,421	250,163
6.602% 9/1/13	758,940	759,889
7.032% 4/1/12	1,247,669	1,253,907
7.186% 10/1/12	3,094,245	3,103,528
		42,143,937

	Principal Amount	Value
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	$ 3,395,000	$ 3,266,608
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.45% 10/15/12 (a)	2,155,000	2,218,764
6.55% 10/15/37 (a)	1,865,000	1,936,870
General Electric Co. 5.25% 12/6/17	7,130,000	7,114,785
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	3,600,000	3,635,644
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	6,485,000	6,817,304
		21,723,367
TOTAL INDUSTRIALS		75,450,581
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37 (a)	1,225,000	1,289,616
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	198,750
National Semiconductor Corp. 6.15% 6/15/12	5,265,000	5,367,046
		5,565,796
TOTAL INFORMATION TECHNOLOGY		6,855,412
MATERIALS - 0.2%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	2,270,000	2,024,940
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,124,672
		5,149,612
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,880,761
TOTAL MATERIALS		7,030,373
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,412,048
AT&T, Inc.:
6.3% 1/15/38	364,000	369,821
6.8% 5/15/36	10,939,000	11,836,961
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	722,285
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,978,156
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 5.25% 7/22/13	$ 2,500,000	$ 2,489,947
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,178,025
6.45% 6/15/34	3,620,000	3,731,022
Sprint Capital Corp.:
6.875% 11/15/28	5,040,000	4,779,750
8.75% 3/15/32	1,730,000	1,950,053
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,926,164
7.2% 7/18/36	3,620,000	3,991,282
Telefonica Emisiones SAU:
6.221% 7/3/17	2,885,000	2,997,492
7.045% 6/20/36	4,335,000	4,845,602
Verizon Communications, Inc. 6.25% 4/1/37	1,380,000	1,415,172
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,914,743
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,161,803
		54,700,326
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,743,952
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	801,395
8.125% 5/1/12	1,130,000	1,256,468
Sprint Nextel Corp. 6% 12/1/16	2,710,000	2,595,619
Vodafone Group PLC 5% 12/16/13	3,890,000	3,824,383
		10,221,817
TOTAL TELECOMMUNICATION SERVICES		64,922,143
UTILITIES - 3.4%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	6,014,000	6,302,786
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,585,995
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,419,396
6.15% 9/15/17	2,890,000	2,978,185
EDP Finance BV 6% 2/2/18 (a)	2,864,000	2,793,362
Enel Finance International SA:
6.25% 9/15/17 (a)	1,455,000	1,472,335
6.8% 9/15/37 (a)	5,224,000	5,248,579
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,777,184
6.75% 5/1/11	2,230,000	2,330,696
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,077,196

	Principal Amount	Value
Illinois Power Co. 6.125% 11/15/17 (a)	$ 1,465,000	$ 1,480,092
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,228,300
Pennsylvania Electric Co. 6.05% 9/1/17 (a)	2,905,000	2,887,126
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	6,230,000	5,732,211
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,998,806
7.1% 3/1/11	3,277,000	3,487,364
West Penn Power Co. 5.95% 12/15/17 (a)	3,275,000	3,290,969
		58,090,582
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	3,805,276
5.45% 9/15/20	2,135,000	1,910,494
6.4% 3/15/18	3,220,000	3,212,758
7.875% 11/15/10	925,000	981,259
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	198,313
		10,108,100
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,134,271
Exelon Generation Co. LLC 6.2% 10/1/17	5,545,000	5,510,782
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,949,275
6.2% 5/15/16	2,715,000	2,726,338
TXU Corp. 5.55% 11/15/14	980,000	754,600
		18,075,266
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,546,850
6.25% 6/30/12	1,938,000	2,030,435
6.3% 9/30/66 (e)	9,255,000	8,999,858
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,716,566
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,985,083
6.5% 9/15/37	3,280,000	3,425,258
National Grid PLC 6.3% 8/1/16	7,060,000	7,207,540
WPS Resources Corp. 6.11% 12/1/66 (e)	2,330,000	2,145,653
		34,057,243
TOTAL UTILITIES		120,331,191
TOTAL NONCONVERTIBLE BONDS (Cost $752,193,620)		746,924,455
U.S. Government and Government Agency Obligations - 26.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.25% 2/15/09	$ 3,286,000	$ 3,262,107
4.75% 11/19/12	13,310,000	13,775,850
5% 2/16/12	12,000,000	12,506,250
6.625% 9/15/09	3,020,000	3,169,626
Federal Home Loan Bank 5.375% 8/19/11	8,940,000	9,432,987
Freddie Mac:
4% 6/12/13	17,620,000	17,610,820
4.125% 12/21/12	11,690,000	11,772,356
4.75% 3/5/09	5,462,000	5,515,899
4.75% 1/18/11	9,565,000	9,871,817
5.25% 7/18/11	413,000	434,011
5.75% 1/15/12	6,410,000	6,859,931
6.625% 9/15/09	3,475,000	3,647,169
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,526,489
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,333,553
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		102,718,865
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	7,940,232	7,917,264
2% 4/15/12	10,295,700	10,674,541
2% 1/15/14 (c)	158,407,408	163,753,085
2% 7/15/14	5,541,800	5,726,219
2.375% 4/15/11	19,478,860	20,306,760
2.625% 7/15/17	15,120,450	16,330,494
3.5% 1/15/11	12,003,900	12,911,666
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		237,620,029
U.S. Treasury Obligations - 16.5%
U.S. Treasury Bonds 6.25% 5/15/30	46,558,000	58,102,941
U.S. Treasury Notes:
3.375% 11/30/12 (b)	185,367,000	184,729,871
4.25% 8/15/13 (c)	49,752,000	51,567,152
4.25% 8/15/14 (c)	130,000,000	134,417,920

	Principal Amount	Value
4.5% 4/30/12	$ 67,557,000	$ 70,570,650
4.875% 6/30/12	86,080,000	91,298,600
TOTAL U.S. TREASURY OBLIGATIONS		590,687,134
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $897,703,491)		931,026,028
U.S. Government Agency - Mortgage Securities - 31.9%

Fannie Mae - 26.6%
3.751% 10/1/33 (e)	250,661	250,744
3.783% 6/1/34 (e)	1,271,438	1,265,332
3.797% 6/1/33 (e)	211,755	212,596
3.817% 10/1/33 (e)	2,915,700	2,911,001
3.844% 10/1/33 (e)	6,016,793	6,058,484
3.915% 5/1/33 (e)	67,394	68,042
4% 8/1/18 to 6/1/19	3,409,110	3,288,170
4.062% 10/1/18 (e)	173,567	173,966
4.076% 4/1/34 (e)	4,319,204	4,304,447
4.104% 1/1/35 (e)	378,279	383,401
4.105% 2/1/35 (e)	127,082	128,666
4.172% 1/1/35 (e)	567,874	565,559
4.25% 2/1/35 (e)	264,254	263,453
4.263% 10/1/33 (e)	104,136	104,804
4.268% 6/1/33 (e)	115,165	116,481
4.288% 3/1/33 (e)	222,631	225,293
4.294% 3/1/35 (e)	235,747	237,156
4.299% 3/1/33 (e)	142,873	142,414
4.299% 4/1/35 (e)	117,765	119,138
4.336% 8/1/33 (e)	436,463	437,954
4.341% 5/1/35 (e)	239,477	242,627
4.345% 1/1/35 (e)	295,544	295,415
4.363% 2/1/34 (e)	510,801	512,029
4.391% 2/1/35 (e)	429,005	428,508
4.406% 5/1/35 (e)	198,729	200,799
4.421% 8/1/34 (e)	726,832	727,553
4.434% 3/1/35 (e)	396,392	396,123
4.478% 1/1/35 (e)	296,134	295,765
4.479% 3/1/35 (e)	876,404	876,919
4.5% 4/1/18 to 10/1/35	93,234,260	90,337,102
4.5% 1/1/23 (b)	12,000,000	11,812,897
4.5% 1/1/23 (b)	4,000,000	3,937,632
4.501% 2/1/35 (e)	3,639,890	3,642,318
4.504% 3/1/35 (e)	866,175	866,713
4.529% 7/1/35 (e)	833,944	839,744
4.53% 2/1/35 (e)	193,749	196,223
4.531% 5/1/35 (e)	675,969	678,479
4.539% 2/1/35 (e)	1,193,611	1,212,537
4.565% 11/1/34 (e)	713,844	714,234
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.565% 2/1/35 (e)	$ 2,646,015	$ 2,649,725
4.569% 10/1/35 (e)	58,827	59,150
4.57% 7/1/35 (e)	854,791	858,233
4.598% 2/1/35 (e)	707,073	708,286
4.598% 2/1/35 (e)	96,307	97,801
4.603% 9/1/34 (e)	777,922	779,701
4.622% 4/1/33 (e)	50,301	50,790
4.628% 2/1/35 (e)	8,738,700	8,762,487
4.665% 11/1/34 (e)	884,178	887,247
4.665% 5/1/35 (e)	3,564,746	3,599,502
4.678% 3/1/35 (e)	1,617,423	1,641,960
4.693% 10/1/34 (e)	868,061	870,343
4.714% 7/1/34 (e)	711,430	714,347
4.721% 12/1/34 (e)	569,659	571,324
4.721% 3/1/35 (e)	66,707	67,775
4.77% 12/1/34 (e)	229,198	229,805
4.796% 11/1/34 (e)	679,043	681,529
4.799% 6/1/35 (e)	1,088,200	1,098,252
4.857% 10/1/34 (e)	2,857,081	2,872,670
4.87% 5/1/33 (e)	6,751	6,871
5% 10/1/17 to 8/1/35	61,819,635	61,444,810
5% 1/1/23 (b)	33,000,000	33,031,796
5% 1/1/38 (b)	40,000,000	39,032,692
5% 1/1/38 (b)	25,000,000	24,395,433
5% 1/1/38 (b)	50,000,000	48,790,865
5.016% 7/1/34 (e)	118,882	119,586
5.033% 8/1/34 (e)	181,841	182,151
5.042% 5/1/35 (e)	1,357,806	1,376,229
5.067% 9/1/34 (e)	1,920,806	1,933,247
5.095% 5/1/35 (e)	3,494,313	3,541,914
5.144% 5/1/35 (e)	851,823	860,146
5.156% 5/1/35 (e)	2,517,812	2,542,615
5.18% 6/1/35 (e)	970,522	983,487
5.184% 8/1/33 (e)	319,360	321,818
5.194% 5/1/35 (e)	2,846,700	2,878,407
5.299% 2/1/36 (e)	3,235,912	3,278,684
5.31% 12/1/35 (e)	1,577,988	1,597,413
5.315% 7/1/35 (e)	124,159	125,722
5.462% 2/1/36 (e)	4,637,644	4,700,391
5.5% 6/1/09 to 12/1/37	299,612,954	299,887,037
5.559% 9/1/36 (e)	1,639,686	1,659,738
5.609% 1/1/36 (e)	1,378,302	1,399,612
5.648% 7/1/37 (e)	915,485	929,966
5.668% 9/1/35 (e)	1,300,823	1,320,733
5.792% 2/1/36 (e)	751,678	765,627
5.8% 1/1/36 (e)	850,298	865,250
6% 6/1/14 to 12/1/37	187,074,960	190,119,796
6% 1/1/23 (b)	3,000,000	3,070,052
6.035% 4/1/36 (e)	657,344	671,134

	Principal Amount	Value
6.224% 6/1/36 (e)	$ 329,199	$ 334,155
6.32% 4/1/36 (e)	599,077	612,669
6.5% 6/1/11 to 7/1/34	41,111,938	42,521,501
6.561% 9/1/36 (e)	3,773,567	3,876,117
7% 3/1/15 to 8/1/32	3,441,166	3,633,386
7.5% 8/1/08 to 11/1/31	2,774,040	2,994,868
8% 1/1/30 to 5/1/30	69,490	75,527
8.5% 3/1/25 to 6/1/25	1,273	1,405
TOTAL FANNIE MAE		952,554,495
Freddie Mac - 3.6%
4% 2/1/20	3,497,572	3,363,908
4.103% 1/1/35 (e)	764,673	770,082
4.299% 12/1/34 (e)	371,282	369,559
4.306% 3/1/35 (e)	289,255	290,111
4.314% 2/1/35 (e)	593,879	596,012
4.332% 3/1/35 (e)	599,822	597,055
4.374% 2/1/35 (e)	724,100	720,777
4.413% 6/1/35 (e)	416,421	419,025
4.417% 2/1/34 (e)	294,532	293,263
4.423% 3/1/35 (e)	417,370	415,521
4.45% 3/1/35 (e)	372,760	371,389
4.5% 5/1/19	39,050	38,501
4.54% 2/1/35 (e)	672,626	671,037
4.774% 10/1/34 (e)	1,127,351	1,129,246
4.803% 3/1/33 (e)	104,801	106,354
4.816% 9/1/34 (e)	548,735	550,313
5% 4/1/35 (e)	1,554,888	1,573,367
5.13% 4/1/35 (e)	1,602,334	1,613,216
5.278% 3/1/36 (e)	580,510	583,950
5.433% 11/1/35 (e)	790,321	798,620
5.53% 1/1/36 (e)	2,112,644	2,134,537
5.758% 10/1/35 (e)	574,303	581,715
5.847% 6/1/36 (e)	754,212	765,280
6% 5/1/33 to 11/1/37	93,926,770	95,345,365
6.031% 7/1/37 (e)	3,849,504	3,900,652
6.046% 6/1/36 (e)	719,856	729,967
6.095% 4/1/36 (e)	1,164,187	1,183,765
6.107% 6/1/36 (e)	676,640	689,386
6.455% 10/1/36 (e)	3,802,162	3,873,894
6.624% 7/1/36 (e)	5,034,811	5,154,655
6.71% 8/1/36 (e)	643,288	657,625
7.5% 5/1/17 to 11/1/31	316,117	338,420
8% 7/1/17 to 5/1/27	42,848	46,412
8.5% 3/1/20 to 1/1/28	185,143	204,130
TOTAL FREDDIE MAC		130,877,109
Government National Mortgage Association - 1.7%
4.5% 2/20/37 (e)	7,472,941	7,447,705
4.75% 1/20/34 (e)	1,616,985	1,624,445
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.25% 7/20/34 (e)	$ 482,348	$ 487,137
6% 8/15/08 to 8/15/29	604,495	624,560
6.5% 6/15/08 to 10/15/37	41,176,181	42,714,654
7% 1/15/28 to 11/15/32	6,034,300	6,331,216
7.5% 4/15/22 to 10/15/28	1,361,626	1,454,548
8% 2/15/17 to 11/15/30	150,199	163,833
8.5% 12/15/16 to 3/15/30	60,204	66,380
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		60,914,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,134,217,218)		1,144,346,082
Asset-Backed Securities - 2.8%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.265% 11/25/50 (e)	185,233	156,840
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	800,000	798,798
Airspeed Ltd. Series 2007-1A Class C1, 7.5275% 4/15/24 (a)(e)	3,011,799	2,891,327
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	65,149	65,087
Class B1, 5.2% 3/6/11	305,000	302,653
Class C1, 5.28% 11/6/11	1,850,000	1,819,915
Class E1, 6.62% 5/6/13 (a)	527,272	521,999
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.965% 1/25/32 (e)	129,113	123,086
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	866,667	865,594
Argent Securities, Inc. Series 2004-W5 Class M1, 5.465% 4/25/34 (e)	1,730,000	1,570,090
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	868,417	868,916
Class B, 5.26% 10/15/10	945,000	955,733
Class C, 5.55% 1/18/11	5,965,000	6,054,221
Class D, 7.16% 1/15/13 (a)	645,000	652,231
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	445,000	448,599
Class C, 5.77% 5/20/10 (a)	430,000	431,449
Class D, 6.15% 4/20/11 (a)	725,000	726,122
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,133,410
Class C, 5.73% 3/15/11	660,000	662,346

	Principal Amount	Value
Class D, 6.05% 1/17/12	$ 1,630,000	$ 1,629,950
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,415,917
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,178,513
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.865% 8/25/36 (a)(e)	255,000	33,150
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	653,534	641,794
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	2,245,142	2,252,429
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,104,394
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,273,369
Series 2007-B6 Class B6, 5.03% 11/8/12	7,680,000	7,701,300
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,332,273	2,334,913
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	2,020,892
Class C, 5.074% 6/15/35 (a)	1,862,000	1,818,653
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	848,511
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	5,024,444
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	5,099,801
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	1,634,064	1,636,733
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	975,330
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (a)(e)	301,611	180,967
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,029,307
Series 2006-1:
Class A3, 5.13% 6/15/10	501,418	502,497
Class B, 5.29% 11/15/12	308,454	309,878
Class C, 5.34% 11/15/12	396,583	393,809
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,588,789
Class C, 4.13% 11/20/37 (a)	3,760,000	3,290,203
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 5.395% 6/25/34 (e)	$ 525,000	$ 464,756
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (a)(e)	3,285,000	3,245,252
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	219,570
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.385% 1/25/35 (e)	1,700,000	1,423,687
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,460,824
Class C, 5.77% 5/25/10 (a)	1,355,000	1,356,647
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,536,473
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.465% 11/25/34 (e)	685,000	577,697
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.2475% 6/15/12 (e)	2,235,000	2,168,689
Class C, 5.5275% 6/15/12 (e)	1,335,000	1,298,427
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	3,999,978
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	1,381,022	1,382,994
TOTAL ASSET-BACKED SECURITIES (Cost $102,913,160)		101,468,953
Collateralized Mortgage Obligations - 5.5%

Private Sponsor - 2.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	485,000	445,312
Class C, 5.6984% 4/10/17	1,290,000	1,168,298
Class D, 5.6984% 5/10/17	650,000	560,557
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7598% 11/25/34 (e)	1,661,300	1,633,919
Series 2005-E Class 2A7, 4.6074% 6/25/35 (e)	2,680,000	2,615,450
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3552% 2/25/37 (e)	333,523	328,598
Series 2007-A2 Class 3A1, 4.5604% 7/25/37 (e)	8,075,473	7,954,260

	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4065% 8/25/34 (e)	$ 4,395,632	$ 4,315,671
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6276% 11/25/34 (e)	1,739,471	1,710,202
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.836% 4/25/35 (e)	1,720,491	1,693,725
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.6525% 7/15/40 (e)	1,950,000	1,800,045
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	6,185,000	6,160,707
JPMorgan Mortgage Trust:
sequential payer Series 2006-A3 Class 3A3, 5.7408% 5/25/36 (e)	7,815,000	7,568,829
Series 2005-A8 Class 2A3, 4.9484% 11/25/35 (e)	760,000	744,518
Series 2006-A3 Class 6A1, 3.768% 8/25/34 (e)	2,613,600	2,549,039
Series 2007-A1 Class 3A2, 5.0057% 7/25/35 (e)	8,876,637	8,760,132
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	421,791	424,163
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	4,570,000	4,591,156
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6502% 10/25/35 (e)	3,490,790	3,449,092
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.8925% 6/10/35 (a)(e)	1,010,129	952,087
Class B5, 7.4925% 6/10/35 (a)(e)	690,179	647,178
Class B6, 7.9925% 6/10/35 (a)(e)	406,794	366,496
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	208,689	214,405
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.169% 10/20/35 (e)	605,000	595,934
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7599% 9/25/36 (e)	2,890,000	2,874,807
Series 2005-AR10 Class 2A2, 4.1099% 6/25/35 (e)	4,078,435	3,988,374
Series 2005-AR12 Class 2A6, 4.3221% 7/25/35 (e)	6,503,380	6,373,404
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.1973% 3/25/35 (e)	$ 859,371	$ 852,501
Series 2005-AR4 Class 2A2, 4.5237% 4/25/35 (e)	3,351,638	3,286,241
Series 2006-AR8 Class 2A6, 5.2378% 4/25/36 (e)	6,240,000	6,168,023
TOTAL PRIVATE SPONSOR		84,793,123
U.S. Government Agency - 3.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,521,563
Series 1999-57 Class PH, 6.5% 12/25/29	2,391,401	2,491,613
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.115% 10/25/35 (e)	2,579,946	2,565,416
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,485,397	2,512,256
Series 2002-9 Class PC, 6% 3/25/17	458,426	468,488
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,208,398
Class KD, 4.5% 7/25/18	2,625,000	2,604,108
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	205,674	202,630
Series 2004-86 Class KC, 4.5% 5/25/19	939,821	931,646
Series 2004-91 Class AH, 4.5% 5/25/29	1,983,917	1,967,541
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,944,128
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,509,717
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,770,450
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,216,472
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,951,481
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,448,651

	Principal Amount	Value
Series 2885 Class PC, 4.5% 3/15/18	$ 2,560,000	$ 2,547,986
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,875,295
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,519,327
Series 3117 Class PC, 5% 6/15/31	20,000,000	20,148,732
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	10,000,369
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,188,642
Series 2750 Class ZT, 5% 2/15/34	2,348,922	2,161,903
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 10.035% 6/16/37 (e)	273,286	346,807
TOTAL U.S. GOVERNMENT AGENCY		113,103,619
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,677,891)		197,896,742
Commercial Mortgage Securities - 7.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.055% 2/14/43 (e)	1,435,000	1,558,255
Class A3, 7.105% 2/14/43 (e)	1,545,000	1,652,909
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9118% 5/10/45 (e)	2,100,000	2,153,520
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,774,495
Class A3, 5.39% 2/10/14	1,985,000	1,984,485
Series 2007-2 Class A1, 5.421% 1/10/12	2,229,525	2,249,504
Series 2007-3 Class A3, 5.8378% 6/10/49 (e)	6,100,000	6,186,244
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,844,665
Series 2001-3 Class H, 6.562% 4/11/37 (a)	4,889,139	5,189,000
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class B1, 6.465% 7/25/37 (a)(e)	212,387	163,007
Class B2, 7.115% 7/25/37 (a)(e)	183,425	128,483
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 8.215% 7/25/37 (a)(e)	$ 207,560	$ 147,594
Class M2, 5.275% 7/25/37 (a)(e)	125,501	115,775
Class M3, 5.355% 7/25/37 (a)(e)	125,501	115,226
Class M4, 5.515% 7/25/37 (a)(e)	265,483	226,864
Class M5, 5.615% 7/25/37 (a)(e)	236,521	197,200
Class M6, 5.865% 7/25/37 (a)(e)	294,445	242,135
Series 2007-3:
Class B1, 5.815% 7/25/37 (a)(e)	202,005	196,955
Class B2, 6.465% 7/25/37 (a)(e)	532,560	519,246
Class B3, 8.865% 7/25/37 (a)(e)	270,871	262,745
Class M1, 5.175% 7/25/37 (a)(e)	179,050	177,260
Class M2, 5.205% 7/25/37 (a)(e)	188,232	186,350
Class M3, 5.235% 7/25/37 (a)(e)	307,599	304,139
Class M4, 5.365% 7/25/37 (a)(e)	486,649	479,350
Class M5, 5.465% 7/25/37 (a)(e)	243,325	238,458
Class M6, 5.665% 7/25/37 (a)(e)	183,641	179,968
Series 2007-4A:
Class B1, 7.415% 9/25/37 (a)(e)	284,516	214,232
Class B2, 8.315% 9/25/37 (a)(e)	1,079,200	788,997
Class M4, 6.465% 9/25/37 (a)(e)	706,386	614,666
Class M5, 6.615% 9/25/37 (a)(e)	706,386	611,465
Class M6, 6.815% 9/25/37 (a)(e)	706,386	599,103
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,904,530
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,022,459
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,987,240	1,986,962
Class X2, 0.5584% 2/11/44 (a)(e)(g)	146,305,000	2,597,075

	Principal Amount	Value
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	$ 1,405,000	$ 1,306,026
Class C, 5.713% 6/11/40 (a)	1,170,000	1,065,138
Class D, 5.713% 6/11/40 (a)	1,170,000	1,050,500
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(e)	1,345,000	1,408,463
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,671,543	4,831,781
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (e)	6,030,748	6,112,561
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,900,860
COMM Series 2004-LBN2 Class X2, 1.0925% 3/10/39 (a)(e)(g)	5,978,266	120,813
COMM pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,772,795
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,389,581
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	2,750,000	2,799,222
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	4,311,682	4,441,589
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,672,242
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,216,525
Class A4, 4.75% 1/15/37	3,035,000	2,999,911
Series 1997-C2 Class D, 7.27% 1/17/35	1,058,394	1,061,456
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,052,353
Class D, 7.17% 5/17/40	595,000	628,132
Series 2001-CKN5 Class AX, 0.9731% 9/15/34 (a)(e)(g)	26,802,417	1,282,957
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	259,604
Series 2004-C1 Class ASP, 0.9487% 1/15/37 (a)(e)(g)	29,710,838	625,134
Series 2006-C1 Class A3, 5.711% 2/15/39 (e)	3,895,000	3,941,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 1,421,435	$ 1,425,496
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	4,939,693
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,406,273	3,599,277
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,762,091
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,217,434	3,178,000
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,619,132
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,751,253	1,758,077
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,561,385
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.5719% 3/1/20 (a)(e)	1,335,000	1,288,275
Class D, 5.6219% 3/1/20 (a)(e)	400,000	383,568
Class E, 5.6919% 3/1/20 (a)(e)	670,000	643,200
Class F, 5.7319% 3/1/20 (a)(e)	335,000	320,763
Class G, 5.7719% 3/1/20 (a)(e)	165,000	155,516
Class H, 5.9019% 3/1/20 (a)(e)	275,000	261,938
Class J, 6.1019% 3/1/20 (a)(e)	395,000	375,250
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,300,593	1,297,984
Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,743,870
Series 1998-GLII Class E, 7.1716% 4/13/31 (e)	1,615,000	1,621,413
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	2,990,000	3,023,438
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (e)	3,965,000	4,083,473

	Principal Amount	Value
Series 2007-GG10 Class A1, 5.69% 8/10/45	$ 1,978,286	$ 2,006,079
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (e)	5,840,000	5,955,670
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	5,065,000	4,961,170
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.6682% 12/12/44 (e)	4,625,000	4,662,039
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,908,538
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,783,679
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	698,254
Class C, 5.7462% 2/12/49	1,971,000	1,802,854
Class D, 5.7462% 2/12/49	2,075,000	1,872,044
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,323,269	1,325,093
Class BS, 5.437% 1/15/49 (e)	1,725,000	1,607,298
Class CS, 5.466% 1/15/49 (e)	745,000	685,645
Class ES, 5.7356% 1/15/49 (a)(e)	4,663,000	4,032,941
LB Conduit Commercial Mortgage Trust Series 2007-C3:
Class F, 6.1339% 7/15/44 (e)	1,815,000	1,502,488
Class G, 6.1339% 7/15/44 (a)(e)	3,200,000	2,577,546
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,145,791	2,265,950
Series 2001-C3 Class A1, 6.058% 6/15/20	1,618,992	1,646,853
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,729,879
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,496,451
Series 2006-C7 Class A1, 5.279% 11/15/38	788,200	793,539
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	1,158,202	1,167,134
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,912,356
Series 2007-C2 Class AM, 5.493% 2/15/40 (e)	1,898,000	1,866,517
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	208,193	206,366
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust: - continued
sequential payer:
Series 2005-MCP1 Class A2, 4.556% 6/12/43	$ 2,120,000	$ 2,096,749
Series 2007-C1 Class A4, 6.0228% 7/12/40 (e)	3,796,000	3,939,843
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,558,818
Series 2007-5 Class A1, 4.275% 12/12/11	1,036,767	1,022,077
Series 2007-7 Class B, 5.75% 6/25/50	770,000	697,240
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,212,622
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,099,779	4,106,153
Series 2006-T23 Class A1, 5.682% 8/12/41	1,210,067	1,227,073
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (e)	4,745,000	4,734,090
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,833,708	1,829,740
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,895,926	3,920,826
Class AM, 5.8768% 4/15/49 (e)	1,898,000	1,899,999
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,373,220
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (a)(e)(g)	25,112,174	823,732
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	2,002,146
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,387,332	2,847,060
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	753,646
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,581,124
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,262,473	1,252,669

	Principal Amount	Value
Series 2007-C30:
Class A3, 5.246% 12/15/43	$ 5,940,000	$ 5,929,312
Class A5, 5.342% 12/15/43	3,796,000	3,784,412
Series 2007-C31 Class A1, 5.14% 4/15/47	1,214,734	1,215,826
Series 2007-C30 Class E, 5.553% 12/15/43 (e)	6,257,000	5,256,784
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	1,876,712
Class C, 5.8818% 4/15/47 (e)	2,455,000	2,213,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $276,756,671)		273,415,574
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	532,980
United Mexican States 5.875% 1/15/14	1,665,000	1,731,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,264,580
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	629,114
6.875% 3/15/12	425,000	453,485
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,082,599
Fixed-Income Funds - 12.2%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $484,713,504)	4,877,015	435,371,129
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $3,520,000)	$ 3,520,000	3,430,426
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $43,682,000)	$ 43,693,418	$ 43,682,000
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,895,589,362)	3,880,908,568
NET OTHER ASSETS - (8.2)%	(293,101,102)
NET ASSETS - 100%	$ 3,587,807,466
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	$ 4,400,000	2,332,000
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	1,600,000	(1,360,771)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	(116,604)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.88% 11/25/34

	Dec. 2034	$ 775,000	$ (220,701)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 9.01% 8/25/34	Sept. 2034	141,097	(38,832)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	315,084	(81,948)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Jan. 2036	1,600,000	(1,323,680)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	1,685
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	$ 3,400,000	$ (51,473)
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	900,000	52,953
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	3,200,000	45,906
Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%	Dec. 2012	900,000	58,375
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(81,299)

	Expiration Date	Notional Amount	Value

Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%

	Sept. 2013	$ 2,035,000	$ (76,583)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	610,794	(370,859)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(1,118,275)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	3,100,000	(1,736,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	2,600,000	(1,456,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	August 2037	$ 3,000,000	$ (1,680,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	1,500,000	(840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par vale of the proportional notional amount (d)	Sept. 2037	1,800,000	(1,008,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (d)	Sept. 2037	2,300,000	(1,288,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	4,400,000	(2,464,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	August 2037	$ 1,600,000	$ (896,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	4,600,000	(2,576,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	412,580	(39,627)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(85,868)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 465,000	$ (57,014)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series	Nov. 2035	1,900,000	(1,388,569)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(272,937)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(197,913)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	Sept. 2036	$ 3,700,000	$ (3,330,609)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	515,880	(83,772)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	231,256	(191,518)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,800,000	(527,379)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 610,794	$ (371,188)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(314,962)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(33,963)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(350,312)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 565,599	$ (172,801)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(1,642,930)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,900,000	(836,413)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(262,565)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(141,124)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35

	Oct. 2035	$ 2,000,000	$ (1,201,449)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	1,124
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	3,876
Receive quarterly notional amount multiplied by .62% and pay UBS upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,070,000	(266,884)

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 4,290,000	$ 7,451
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	5,006
TOTAL CREDIT DEFAULT SWAPS		80,344,030	(28,046,446)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(31,605)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	129,055
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	371,168
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	275,798
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	39,621
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	$ 1,000,000	$ 27,297
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	2,544,655
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	1,593,618
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,051,590
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	2,094,614
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	4,345,184
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	626,039

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 32,000,000	$ 1,378,029
Receive semi-annually a fixed rate equal to 5.45% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	25,000,000	1,702,861
TOTAL INTEREST RATE SWAPS		423,050,000	16,147,924
		$ 503,394,030	$ (11,898,522)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,359,768 or 6.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,427,412.
(d) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,682,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 19,813,485
Bank of America, NA	8,170,379
Barclays Capital, Inc.	13,617,298
ING Financial Markets LLC	1,672,319
WestLB AG	408,519
$ 43,682,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 30,690,722

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 528,129,201	$ 128,603,122	$ 163,773,986	$ 435,371,129	4.3%

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $43,682,000) - See accompanying schedule: Unaffiliated issuers (cost $3,410,875,858)	$ 3,445,537,439
Fidelity Central Funds (cost $484,713,504)	435,371,129
Total Investments (cost $3,895,589,362)		$ 3,880,908,568
Cash		180,500
Receivable for investments sold		704,770
Receivable for swap agreements		65,881
Interest receivable		25,143,664
Distributions receivable from Fidelity Central Funds		1,955,292
Total assets		3,908,958,675

Liabilities
Payable for investments purchased Regular delivery	$ 11,339
Delayed delivery	309,232,247
Swap agreements, at value	11,898,522
Other payables and accrued expenses	9,101
Total liabilities		321,151,209

Net Assets		$ 3,587,807,466
Net Assets consist of:
Paid in capital		$ 3,601,043,779
Undistributed net investment income		3,017,076
Accumulated undistributed net realized gain (loss) on investments		6,364,217
Net unrealized appreciation (depreciation) on investments		(22,617,606)
Net Assets, for 35,001,498 shares outstanding		$ 3,587,807,466
Net Asset Value, offering price and redemption price per share ($3,587,807,466 ÷ 35,001,498 shares)		$ 102.50

Statement of Operations

	Year ended December 31, 2007

Investment Income
Dividends		$ 223,379
Interest		140,979,652
Income from Fidelity Central Funds		30,690,722
Total income		171,893,753

Expenses
Custodian fees and expenses	$ 93,947
Independent trustees' compensation	10,717
Total expenses before reductions	104,664
Expense reductions	(24,983)	79,681
Net investment income		171,814,072
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,959,379
Fidelity Central Funds	(8,216,215)
Swap agreements	(3,662,659)
Total net realized gain (loss)		5,080,505
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,614,453)
Swap agreements	(7,264,109)
Total change in net unrealized appreciation (depreciation)		(17,878,562)
Net gain (loss)		(12,798,057)
Net increase (decrease) in net assets resulting from operations		$ 159,016,015

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2007	For the period June 23, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 171,814,072	$ 75,243,878
Net realized gain (loss)	5,080,505	(585,352)
Change in net unrealized appreciation (depreciation)	(17,878,562)	82,658,962
Net increase (decrease) in net assets resulting from operations	159,016,015	157,317,488
Distributions to shareholders from net investment income	(167,465,735)	(74,679,073)
Distributions to shareholders from net realized gain	(2,131,039)	(2,712,938)
Total distributions	(169,596,774)	(77,392,011)
Affiliated shares transactions Proceeds from sales of shares	846,478,691	357,378,602
Contributions in-kind	-	2,367,627,479
Reinvestment of distributions	90,626,029	-
Cost of shares redeemed	(133,664,658)	(9,983,395)
Net increase (decrease) in net assets resulting from share transactions	803,440,062	2,715,022,686
Total increase (decrease) in net assets	792,859,303	2,794,948,163

Net Assets
Beginning of period	2,794,948,163	-
End of period (including undistributed net investment income of $3,017,076 and undistributed net investment income of $3,151,535, respectively)	$ 3,587,807,466	$ 2,794,948,163
Other Information Shares
Sold	8,284,694	3,550,542
Issued for in-kind contributions	-	23,676,275
Issued in reinvestment of distributions	888,417	-
Redeemed	(1,300,993)	(97,437)
Net increase (decrease)	7,872,118	27,129,380

Financial Highlights

Years ended December 31,	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	5.534	2.814
Net realized and unrealized gain (loss)	(.594)	3.132
Total from investment operations	4.940	5.946
Distributions from net investment income	(5.385)	(2.826)
Distributions from net realized gain	(.075)	(.100)
Total distributions	(5.460)	(2.926)
Net asset value, end of period	$ 102.50	$ 103.02
Total Return B, C	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-%A, G
Expenses net of fee waivers, if any	-%G	-%A, G
Expenses net of all reductions	-%G	-%A, G
Net investment income	5.42%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,587,807	$ 2,794,948
Portfolio turnover rateF	137%	99%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

On April 26, 2007, the Fund purchased 793,730 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $78,603,082 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $79,985.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 82,903,336
Unrealized depreciation	(104,439,842)
Net unrealized appreciation (depreciation)	(21,536,506)
Undistributed ordinary income	4,924,825
Undistributed long-term capital gain	3,375,373

Cost for federal income tax purposes	$ 3,902,445,074

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 169,596,774	$ 77,392,011

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Not Part of Financial Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price, including the associated financing cost, if any, is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Not Part of Financial Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $851,816,325 and $562,632,384, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $10,717.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,266.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	21.5%
VIP Asset Manager: Growth Portfolio	1.4%
VIP Balanced Portfolio	6.9%
VIP Investment Grade Bond Portfolio	70.2%

9. Credit Risk.

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 2007 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers[; where replies were not received from brokers, we performed other auditing procedures]. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2007 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 28, 2008

Not Part of Financial Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-
present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Investment Grade Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of VIP Investment Grade Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-
present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 2006

Secretary of VIP Investment Grade Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Investment Grade Central Fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Investment Grade Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Investment Grade Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of VIP Investment Grade Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-
present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP Investment Grade Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP Investment Grade Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Not Part of Financial Report

Distributions

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 8, 2008, to shareholders of record at the opening of business on February 8, 2008, a distribution of $0.22 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $3,375,373, or, if subsequently determined to be different, the net capital gain of such year.

A total of 16.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-ANN-0208
1.540025.110

Fidelity® Variable Insurance Products:
Investor Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investor Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Portfolios

VIP Investor Freedom Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom Income	6.08%	5.94%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman® Brothers U.S. Aggregate Index performed over the same period.

Annual Report

VIP Investor Freedom 2005 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom 2005	8.55%	8.58%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2010 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom 2010	8.63%	8.61%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

VIP Investor Freedom 2015 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom 2015	9.26%	9.71%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2020 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom 2020	10.20%	10.66%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

VIP Investor Freedom 2025 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom 2025	10.39%	11.05%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2030 Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Investor Freedom 2030	11.28%	11.91%

A From August 3, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio on August 3, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

VIP Investor Freedom Portfolios

Management's Discussion of Fund Performance

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of VIP Investor Freedom Funds

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

VIP Investor Freedom Funds all recorded positive results for the year. (For specific portfolio performance results, please refer to the performance section of this report.) On an absolute basis, these returns were consistent with the kind of performance we would expect to see from a series of portfolios with different asset-allocation levels based on age-appropriate risks. On a relative basis versus their individual composite indexes, the Funds also did well, with all of them beating their respective benchmarks for the period. Overall performance was led by the Funds' underlying domestic and international equity asset classes. Both equity classes outperformed their benchmarks - the Dow Jones Wilshire 5000 Composite IndexSM, which rose 5.62%, and the MSCI EAFE, respectively - thanks mostly to effective stock selection within their underlying funds. The Funds' investments in both short-term and high-yield bonds performed right in line with their respective benchmarks, with returns of 5.11% for the Lehman Brothers 3-Month Treasury Bill Index and 2.53% for the Merrill Lynch U.S. High Yield Master II Constrained Index. Meanwhile, the investment-grade bond class underperformed the 6.97% return of the Lehman Brothers U.S. Aggregate Index, in part because of its exposure to subprime-mortgage-backed securities, which saw their prices fall as the credit crunch worsened during the year.

Note to shareholders: Jonathan Shelon became Co-Portfolio Manager on September 4, 2007, replacing Ren Cheng, who was promoted to Chief Investment Officer of Fidelity's Global Asset Allocation Group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investor Freedom Portfolios

VIP Investor Freedom Portfolios

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
VIP Investor Freedom Income
Actual	$ 1,000.00	$ 1,025.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2005
Actual	$ 1,000.00	$ 1,024.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2010
Actual	$ 1,000.00	$ 1,024.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2015
Actual	$ 1,000.00	$ 1,023.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2020
Actual	$ 1,000.00	$ 1,021.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2025
Actual	$ 1,000.00	$ 1,021.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00
VIP Investor Freedom 2030
Actual	$ 1,000.00	$ 1,018.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

VIP Investor Freedom Income Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.2	3.2
VIP Equity-Income Portfolio Investor Class	3.3	3.6
VIP Growth & Income Portfolio Investor Class	3.6	3.6
VIP Growth Portfolio Investor Class	3.9	3.7
VIP Mid Cap Portfolio Investor Class	1.3	1.3
VIP Value Portfolio Investor Class	2.8	3.1
VIP Value Strategies Portfolio Investor Class	1.2	1.3
	19.3	19.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	4.9	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.6	34.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	40.2	40.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.3%
Investment Grade Fixed-Income Funds	35.6%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	40.2%

Six months ago
Domestic Equity Funds	19.8%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	40.4%

The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom Income Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
VIP Contrafund Portfolio Investor Class	23,304	$ 648,314
VIP Equity-Income Portfolio Investor Class	27,969	667,058
VIP Growth & Income Portfolio Investor Class	42,880	727,242
VIP Growth Portfolio Investor Class	17,244	775,994
VIP Mid Cap Portfolio Investor Class	7,157	258,149
VIP Value Portfolio Investor Class	43,197	565,446
VIP Value Strategies Portfolio Investor Class	18,751	234,956
TOTAL EQUITY FUNDS (Cost $3,776,826)		3,877,159
Fixed-Income Funds - 40.5%

High Yield Fixed - Income Funds - 4.9%
VIP High Income Portfolio Investor Class	165,444	986,049
Investment Grade Fixed - Income Funds - 35.6%
VIP Investment Grade Bond Portfolio Investor Class	561,715	7,150,631
TOTAL FIXED-INCOME FUNDS (Cost $7,995,453)		8,136,680
Short-Term Funds - 40.2%

VIP Money Market Portfolio Investor Class (Cost $8,077,439)	8,077,439	8,077,439
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,849,718)		$ 20,091,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $19,849,718) - See accompanying schedule		$ 20,091,278
Cash		41
Receivable for investments sold		13
Receivable for fund shares sold		390,807
Total assets		20,482,139

Liabilities
Payable for investments purchased	$ 391,826
Payable for fund shares redeemed	22
Total liabilities		391,848

Net Assets		$ 20,090,291
Net Assets consist of:
Paid in capital		$ 19,592,375
Accumulated undistributed net realized gain (loss) on investments		256,356
Net unrealized appreciation (depreciation) on investments		241,560
Net Assets, for 1,862,356 shares outstanding		$ 20,090,291
Net Asset Value, offering price and redemption price per share ($20,090,291 ÷ 1,862,356 shares)		$ 10.79

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 601,801
Interest		16
Total income		601,817

Expenses
Independent trustees' compensation	$ 51
Total expenses before reductions	51
Expense reductions	(51)	0
Net investment income (loss)		601,817
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,931)
Capital gain distributions from underlying funds	300,833	262,902
Change in net unrealized appreciation (depreciation) on underlying funds		(10,346)
Net gain (loss)		252,556
Net increase (decrease) in net assets resulting from operations		$ 854,373

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 601,817	$ 258,208
Net realized gain (loss)	262,902	56,826
Change in net unrealized appreciation (depreciation)	(10,346)	232,797
Net increase (decrease) in net assets resulting from operations	854,373	547,831
Distributions to shareholders from net investment income	(862,051)	(18,224)
Distributions to shareholders from net realized gain	(60,920)	-
Total distributions	(922,971)	(18,224)
Share transactions Proceeds from sales of shares	13,765,869	10,394,809
Reinvestment of distributions	922,971	18,224
Cost of shares redeemed	(5,706,843)	(2,701,539)
Net increase (decrease) in net assets resulting from share transactions	8,981,997	7,711,494
Total increase (decrease) in net assets	8,913,399	8,241,101

Net Assets
Beginning of period	11,176,892	2,935,791
End of period (including undistributed net investment income of $0 and undistributed net investment income of $257,810, respectively)	$ 20,090,291	$ 11,176,892
Other Information Shares
Sold	1,264,692	1,005,357
Issued in reinvestment of distributions	86,153	1,794
Redeemed	(525,477)	(259,623)
Net increase (decrease)	825,368	747,528

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.42	.35	.16
Net realized and unrealized gain (loss)	.22	.34	(.02)
Total from investment operations	.64	.69	.14
Distributions from net investment income	(.58)	(.05)	-
Distributions from net realized gain	(.06)	-	-
Total distributions	(.63) I	(.05)	-
Net asset value, end of period	$ 10.79	$ 10.78	$ 10.14
Total Return B, C, D	6.08%	6.83%	1.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	3.90%	3.39%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,090	$ 11,177	$ 2,936
Portfolio turnover rate	38%	40%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.630 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.4	6.2
VIP Equity-Income Portfolio Investor Class	6.5	7.2
VIP Growth & Income Portfolio Investor Class	7.2	7.2
VIP Growth Portfolio Investor Class	7.7	7.3
VIP Mid Cap Portfolio Investor Class	2.6	2.6
VIP Value Portfolio Investor Class	5.6	6.1
VIP Value Strategies Portfolio Investor Class	2.3	2.6
	38.3	39.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.2	9.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0	4.9
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.4	34.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	12.1	11.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.3%
International Equity Funds	9.2%
Investment Grade Fixed-Income Funds	35.4%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	39.2%
International Equity Funds	9.4%
Investment Grade Fixed-Income Funds	34.6%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.9%

Expected
Domestic Equity Funds	38.8%
International Equity Funds	8.8%
Investment Grade Fixed-Income Funds	33.8%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	13.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2005 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 38.3%
VIP Contrafund Portfolio Investor Class	19,776	$ 550,178
VIP Equity-Income Portfolio Investor Class	23,523	561,014
VIP Growth & Income Portfolio Investor Class	36,304	615,711
VIP Growth Portfolio Investor Class	14,691	661,104
VIP Mid Cap Portfolio Investor Class	6,059	218,561
VIP Value Portfolio Investor Class	36,323	475,462
VIP Value Strategies Portfolio Investor Class	15,729	197,089
TOTAL DOMESTIC EQUITY FUNDS		3,279,119
International Equity Funds - 9.2%
VIP Overseas Portfolio Investor Class R	31,266	789,776
TOTAL EQUITY FUNDS (Cost $3,880,836)		4,068,895
Fixed-Income Funds - 40.4%

High Yield Fixed - Income Funds - 5.0%
VIP High Income Portfolio Investor Class	71,043	423,419
Investment Grade Fixed - Income Funds - 35.4%
VIP Investment Grade Bond Portfolio Investor Class	238,454	3,035,523
TOTAL FIXED-INCOME FUNDS (Cost $3,392,505)		3,458,942
Short-Term Funds - 12.1%

VIP Money Market Portfolio Investor Class (Cost $1,040,295)	1,040,295	1,040,295
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,313,636)		$ 8,568,132

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $8,313,636) - See accompanying schedule		$ 8,568,132
Cash		21
Receivable for investments sold		294,251
Total assets		8,862,404

Liabilities
Payable for investments purchased	$ 139
Payable for fund shares redeemed	294,248
Total liabilities		294,387

Net Assets		$ 8,568,017
Net Assets consist of:
Paid in capital		$ 8,014,313
Accumulated undistributed net realized gain (loss) on investments		299,208
Net unrealized appreciation (depreciation) on investments		254,496
Net Assets, for 743,010 shares outstanding		$ 8,568,017
Net Asset Value, offering price and redemption price per share ($8,568,017 ÷ 743,010 shares)		$ 11.53

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 209,218

Expenses
Independent trustees' compensation	$ 23
Total expenses before reductions	23
Expense reductions	(23)	0
Net investment income (loss)		209,218
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(433)
Capital gain distributions from underlying funds	303,406	302,973
Change in net unrealized appreciation (depreciation) on underlying funds		1,284
Net gain (loss)		304,257
Net increase (decrease) in net assets resulting from operations		$ 513,475

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 209,218	$ 81,848
Net realized gain (loss)	302,973	58,403
Change in net unrealized appreciation (depreciation)	1,284	213,905
Net increase (decrease) in net assets resulting from operations	513,475	354,156
Distributions to shareholders from net investment income	(292,539)	(11,222)
Distributions to shareholders from net realized gain	(57,227)	-
Total distributions	(349,766)	(11,222)
Share transactions Proceeds from sales of shares	6,860,774	3,971,659
Reinvestment of distributions	349,766	11,222
Cost of shares redeemed	(3,656,735)	(1,494,728)
Net increase (decrease) in net assets resulting from share transactions	3,553,805	2,488,153
Total increase (decrease) in net assets	3,717,514	2,831,087

Net Assets
Beginning of period	4,850,503	2,019,416
End of period (including undistributed net investment income of $0 and undistributed net investment income of $80,117, respectively)	$ 8,568,017	$ 4,850,503
Other Information Shares
Sold	591,396	378,785
Issued in reinvestment of distributions	30,834	1,090
Redeemed	(313,457)	(142,775)
Net increase (decrease)	308,773	237,100

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.35	.26	.10
Net realized and unrealized gain (loss)	.59	.73	.14
Total from investment operations	.94	.99	.24
Distributions from net investment income	(.46)	(.06)	-
Distributions from net realized gain	(.12)	-	-
Total distributions	(.58)	(.06)	-
Net asset value, end of period	$ 11.53	$ 11.17	$ 10.24
Total Return B, C, D	8.55%	9.72%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	3.02%	2.47%	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,568	$ 4,851	$ 2,019
Portfolio turnover rate	53%	55%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.6	6.4
VIP Equity-Income Portfolio Investor Class	6.7	7.3
VIP Growth & Income Portfolio Investor Class	7.3	7.3
VIP Growth Portfolio Investor Class	7.8	7.5
VIP Mid Cap Portfolio Investor Class	2.6	2.6
VIP Value Portfolio Investor Class	5.7	6.3
VIP Value Strategies Portfolio Investor Class	2.4	2.6
	39.1	40.0
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.9	10.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	36.0	35.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.0	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	9.9%
Investment Grade Fixed-Income Funds	36.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	35.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	35.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2010 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.0%
	Shares	Value
Domestic Equity Funds - 39.1%
VIP Contrafund Portfolio Investor Class	134,701	$ 3,747,373
VIP Equity-Income Portfolio Investor Class	161,648	3,855,306
VIP Growth & Income Portfolio Investor Class	247,645	4,200,053
VIP Growth Portfolio Investor Class	99,648	4,484,156
VIP Mid Cap Portfolio Investor Class	41,365	1,492,047
VIP Value Portfolio Investor Class	249,639	3,267,774
VIP Value Strategies Portfolio Investor Class	108,248	1,356,347
TOTAL DOMESTIC EQUITY FUNDS		22,403,056
International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	223,618	5,648,594
TOTAL EQUITY FUNDS (Cost $26,864,603)		28,051,650
Fixed-Income Funds - 41.0%

High Yield Fixed - Income Funds - 5.0%
VIP High Income Portfolio Investor Class	477,755	2,847,418
Investment Grade Fixed - Income Funds - 36.0%
VIP Investment Grade Bond Portfolio Investor Class	1,616,393	20,576,684
TOTAL FIXED-INCOME FUNDS (Cost $23,086,801)		23,424,102
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class (Cost $5,721,913)	5,721,913	5,721,913
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $55,673,317)		$ 57,197,665

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $55,673,317) - See accompanying schedule		$ 57,197,665
Receivable for fund shares sold		215,777
Total assets		57,413,442

Liabilities
Payable for investments purchased	$ 172,007
Payable for fund shares redeemed	44,562
Total liabilities		216,569

Net Assets		$ 57,196,873
Net Assets consist of:
Paid in capital		$ 53,794,524
Undistributed net investment income		12,319
Accumulated undistributed net realized gain (loss) on investments		1,865,682
Net unrealized appreciation (depreciation) on investments		1,524,348
Net Assets, for 4,945,800 shares outstanding		$ 57,196,873
Net Asset Value, offering price and redemption price per share ($57,196,873 ÷ 4,945,800 shares)		$ 11.56

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,276,170

Expenses
Independent trustees' compensation	$ 146
Total expenses before reductions	146
Expense reductions	(146)	0
Net investment income (loss)		1,276,170
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(86,778)
Capital gain distributions from underlying funds	1,952,467	1,865,689
Change in net unrealized appreciation (depreciation) on underlying funds		127,829
Net gain (loss)		1,993,518
Net increase (decrease) in net assets resulting from operations		$ 3,269,688

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,276,170	$ 517,238
Net realized gain (loss)	1,865,689	375,905
Change in net unrealized appreciation (depreciation)	127,829	1,261,094
Net increase (decrease) in net assets resulting from operations	3,269,688	2,154,237
Distributions to shareholders from net investment income	(1,766,359)	(47,558)
Distributions to shareholders from net realized gain	(384,887)	-
Total distributions	(2,151,246)	(47,558)
Share transactions Proceeds from sales of shares	27,631,799	24,173,995
Reinvestment of distributions	2,151,246	47,558
Cost of shares redeemed	(5,164,429)	(4,860,534)
Net increase (decrease) in net assets resulting from share transactions	24,618,616	19,361,019
Total increase (decrease) in net assets	25,737,058	21,467,698

Net Assets
Beginning of period	31,459,815	9,992,117
End of period (including undistributed net investment income of $12,319 and undistributed net investment income of $511,501, respectively)	$ 57,196,873	$ 31,459,815
Other Information Shares
Sold	2,396,351	2,296,621
Issued in reinvestment of distributions	189,419	4,604
Redeemed	(451,025)	(464,300)
Net increase (decrease)	2,134,745	1,836,925

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.24	.13
Net realized and unrealized gain (loss)	.62	.73	.13
Total from investment operations	.95	.97	.26
Distributions from net investment income	(.44)	(.04)	-
Distributions from net realized gain	(.14)	-	-
Total distributions	(.58)	(.04)	-
Net asset value, end of period	$ 11.56	$ 11.19	$ 10.26
Total Return B, C, D	8.63%	9.49%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.90%	2.29%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,197	$ 31,460	$ 9,992
Portfolio turnover rate	14%	29%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.4	7.2
VIP Equity-Income Portfolio Investor Class	7.6	8.2
VIP Growth & Income Portfolio Investor Class	8.2	8.3
VIP Growth Portfolio Investor Class	8.8	8.5
VIP Mid Cap Portfolio Investor Class	2.9	3.0
VIP Value Portfolio Investor Class	6.4	7.1
VIP Value Strategies Portfolio Investor Class	2.7	2.9
	44.0	45.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.2	11.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.9	6.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	32.8	31.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	6.1	5.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.0%
International Equity Funds	11.2%
Investment Grade Fixed-Income Funds	32.8%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	6.1%

Six months ago
Domestic Equity Funds	45.2%
International Equity Funds	11.3%
Investment Grade Fixed-Income Funds	31.6%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	10.8%
Investment Grade Fixed-Income Funds	32.9%
High Yield Fixed-Income Funds	5.6%
Short-Term Funds	7.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2015 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 44.0%
VIP Contrafund Portfolio Investor Class	162,512	$ 4,521,078
VIP Equity-Income Portfolio Investor Class	194,375	4,635,844
VIP Growth & Income Portfolio Investor Class	298,648	5,065,071
VIP Growth Portfolio Investor Class	120,542	5,424,382
VIP Mid Cap Portfolio Investor Class	49,993	1,803,262
VIP Value Portfolio Investor Class	299,925	3,926,022
VIP Value Strategies Portfolio Investor Class	130,379	1,633,654
TOTAL DOMESTIC EQUITY FUNDS		27,009,313
International Equity Funds - 11.2%
VIP Overseas Portfolio Investor Class R	271,587	6,860,277
TOTAL EQUITY FUNDS (Cost $31,918,869)		33,869,590
Fixed-Income Funds - 38.7%

High Yield Fixed - Income Funds - 5.9%
VIP High Income Portfolio Investor Class	607,032	3,617,913
Investment Grade Fixed - Income Funds - 32.8%
VIP Investment Grade Bond Portfolio Investor Class	1,579,717	20,109,798
TOTAL FIXED-INCOME FUNDS (Cost $23,391,937)		23,727,711
Short-Term Funds - 6.1%

VIP Money Market Portfolio Investor Class (Cost $3,773,324)	3,773,324	3,773,324
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $59,084,130)		$ 61,370,625

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $59,084,130) - See accompanying schedule		$ 61,370,625
Cash		59
Receivable for fund shares sold		231,067
Total assets		61,601,751

Liabilities
Payable for investments purchased	$ 231,451
Payable for fund shares redeemed	114
Total liabilities		231,565

Net Assets		$ 61,370,186
Net Assets consist of:
Paid in capital		$ 56,505,129
Undistributed net investment income		40,432
Accumulated undistributed net realized gain (loss) on investments		2,538,130
Net unrealized appreciation (depreciation) on investments		2,286,495
Net Assets, for 5,173,737 shares outstanding		$ 61,370,186
Net Asset Value, offering price and redemption price per share ($61,370,186 ÷ 5,173,737 shares)		$ 11.86

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,453,553

Expenses
Independent trustees' compensation	$ 172
Total expenses before reductions	172
Expense reductions	(172)	0
Net investment income (loss)		1,453,553
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,166)
Capital gain distributions from underlying funds	2,575,705	2,552,539
Change in net unrealized appreciation (depreciation) on underlying funds		311,498
Net gain (loss)		2,864,037
Net increase (decrease) in net assets resulting from operations		$ 4,317,590

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,453,553	$ 497,927
Net realized gain (loss)	2,552,539	587,426
Change in net unrealized appreciation (depreciation)	311,498	1,825,450
Net increase (decrease) in net assets resulting from operations	4,317,590	2,910,803
Distributions to shareholders from net investment income	(1,911,585)	(37,916)
Distributions to shareholders from net realized gain	(593,638)	-
Total distributions	(2,505,223)	(37,916)
Share transactions Proceeds from sales of shares	21,801,909	31,577,174
Reinvestment of distributions	2,505,223	37,916
Cost of shares redeemed	(4,587,140)	(1,589,486)
Net increase (decrease) in net assets resulting from share transactions	19,719,992	30,025,604
Total increase (decrease) in net assets	21,532,359	32,898,491

Net Assets
Beginning of period	39,837,827	6,939,336
End of period (including undistributed net investment income of $40,432 and undistributed net investment income of $494,279, respectively)	$ 61,370,186	$ 39,837,827
Other Information Shares
Sold	1,853,399	2,966,727
Issued in reinvestment of distributions	215,521	3,635
Redeemed	(390,384)	(147,393)
Net increase (decrease)	1,678,536	2,822,969

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.33	.20	.13
Net realized and unrealized gain (loss)	.71	.92	.19
Total from investment operations	1.04	1.12	.32
Distributions from net investment income	(.42)	(.04)	-
Distributions from net realized gain	(.16)	-	-
Total distributions	(.58)	(.04)	-
Net asset value, end of period	$ 11.86	$ 11.40	$ 10.32
Total Return B, C, D	9.26%	10.89%	3.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.83%	1.83%	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,370	$ 39,838	$ 6,939
Portfolio turnover rate	14%	15%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.9	8.6
VIP Equity-Income Portfolio Investor Class	9.2	10.0
VIP Growth & Income Portfolio Investor Class	10.0	10.0
VIP Growth Portfolio Investor Class	10.7	10.2
VIP Mid Cap Portfolio Investor Class	3.6	3.6
VIP Value Portfolio Investor Class	7.8	8.5
VIP Value Strategies Portfolio Investor Class	3.2	3.6
	53.4	54.5
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.6	13.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.4	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	25.1	24.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.5	0.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.4%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	25.1%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.5%

Six months ago
Domestic Equity Funds	54.5%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.1%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.4%

Expected
Domestic Equity Funds	53.2%
International Equity Funds	13.3%
Investment Grade Fixed-Income Funds	25.2%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2020 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.0%
	Shares	Value
Domestic Equity Funds - 53.4%
VIP Contrafund Portfolio Investor Class	245,693	$ 6,835,166
VIP Equity-Income Portfolio Investor Class	293,083	6,990,032
VIP Growth & Income Portfolio Investor Class	450,937	7,647,889
VIP Growth Portfolio Investor Class	182,211	8,199,511
VIP Mid Cap Portfolio Investor Class	75,344	2,717,672
VIP Value Portfolio Investor Class	452,481	5,922,971
VIP Value Strategies Portfolio Investor Class	196,104	2,457,186
TOTAL DOMESTIC EQUITY FUNDS		40,770,427
International Equity Funds - 13.6%
VIP Overseas Portfolio Investor Class R	411,109	10,384,607
TOTAL EQUITY FUNDS (Cost $48,604,820)		51,155,034
Fixed-Income Funds - 32.5%

High Yield Fixed - Income Funds - 7.4%
VIP High Income Portfolio Investor Class	953,930	5,685,424
Investment Grade Fixed - Income Funds - 25.1%
VIP Investment Grade Bond Portfolio Investor Class	1,504,921	19,157,642
TOTAL FIXED-INCOME FUNDS (Cost $24,752,028)		24,843,066
Short-Term Funds - 0.5%

VIP Money Market Portfolio Investor Class (Cost $370,477)	370,477	370,477
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $73,727,325)		$ 76,368,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $73,727,325) - See accompanying schedule		$ 76,368,577
Cash		26
Receivable for investments sold		139,275
Total assets		76,507,878

Liabilities
Payable for investments purchased	$ 49
Payable for fund shares redeemed	139,277
Total liabilities		139,326

Net Assets		$ 76,368,552
Net Assets consist of:
Paid in capital		$ 69,998,381
Undistributed net investment income		54,133
Accumulated undistributed net realized gain (loss) on investments		3,674,786
Net unrealized appreciation (depreciation) on investments		2,641,252
Net Assets, for 6,318,619 shares outstanding		$ 76,368,552
Net Asset Value, offering price and redemption price per share ($76,368,552 ÷ 6,318,619 shares)		$ 12.09

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 1,658,457

Expenses
Independent trustees' compensation	$ 214
Total expenses before reductions	214
Expense reductions	(214)	0
Net investment income (loss)		1,658,457
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(88,663)
Capital gain distributions from underlying funds	3,763,746	3,675,083
Change in net unrealized appreciation (depreciation) on underlying funds		371,826
Net gain (loss)		4,046,909
Net increase (decrease) in net assets resulting from operations		$ 5,705,366

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,658,457	$ 611,389
Net realized gain (loss)	3,675,083	828,233
Change in net unrealized appreciation (depreciation)	371,826	2,045,711
Net increase (decrease) in net assets resulting from operations	5,705,366	3,485,333
Distributions to shareholders from net investment income	(2,207,958)	(71,710)
Distributions to shareholders from net realized gain	(824,330)	-
Total distributions	(3,032,288)	(71,710)
Share transactions Proceeds from sales of shares	28,678,442	35,011,966
Reinvestment of distributions	3,032,288	71,710
Cost of shares redeemed	(5,344,248)	(2,226,832)
Net increase (decrease) in net assets resulting from share transactions	26,366,482	32,856,844
Total increase (decrease) in net assets	29,039,560	36,270,467

Net Assets
Beginning of period	47,328,992	11,058,525
End of period (including undistributed net investment income of $54,133 and undistributed net investment income of $599,942, respectively)	$ 76,368,552	$ 47,328,992
Other Information Shares
Sold	2,401,033	3,240,573
Issued in reinvestment of distributions	257,210	6,843
Redeemed	(443,246)	(210,880)
Net increase (decrease)	2,214,997	3,036,536

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.31	.22	.17
Net realized and unrealized gain (loss)	.84	1.00	.19
Total from investment operations	1.15	1.22	.36
Distributions from net investment income	(.40)	(.05)	-
Distributions from net realized gain	(.19)	-	-
Total distributions	(.59)	(.05)	-
Net asset value, end of period	$ 12.09	$ 11.53	$ 10.36
Total Return B, C, D	10.20%	11.82%	3.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.59%	2.04%	4.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,369	$ 47,329	$ 11,059
Portfolio turnover rate	12%	15%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.4	9.0
VIP Equity-Income Portfolio Investor Class	9.7	10.4
VIP Growth & Income Portfolio Investor Class	10.5	10.4
VIP Growth Portfolio Investor Class	11.2	10.6
VIP Mid Cap Portfolio Investor Class	3.8	3.8
VIP Value Portfolio Investor Class	8.2	8.9
VIP Value Strategies Portfolio Investor Class	3.4	3.7
	56.2	56.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	14.2	14.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.5	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	22.1	21.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.2%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	22.1%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	56.8%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	21.5%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	56.1%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	22.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2025 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.4%
	Shares	Value
Domestic Equity Funds - 56.2%
VIP Contrafund Portfolio Investor Class	96,405	$ 2,681,996
VIP Equity-Income Portfolio Investor Class	116,109	2,769,188
VIP Growth & Income Portfolio Investor Class	177,449	3,009,533
VIP Growth Portfolio Investor Class	71,290	3,208,060
VIP Mid Cap Portfolio Investor Class	29,680	1,070,543
VIP Value Portfolio Investor Class	179,345	2,347,621
VIP Value Strategies Portfolio Investor Class	77,897	976,043
TOTAL DOMESTIC EQUITY FUNDS		16,062,984
International Equity Funds - 14.2%
VIP Overseas Portfolio Investor Class R	160,687	4,058,957
TOTAL EQUITY FUNDS (Cost $19,392,637)		20,121,941
Fixed-Income Funds - 29.6%

High Yield Fixed - Income Funds - 7.5%
VIP High Income Portfolio Investor Class	359,880	2,144,885
Investment Grade Fixed - Income Funds - 22.1%
VIP Investment Grade Bond Portfolio Investor Class	496,516	6,320,652
TOTAL FIXED-INCOME FUNDS (Cost $8,466,657)		8,465,537
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $27,859,294)		$ 28,587,478

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $27,859,294) - See accompanying schedule		$ 28,587,478
Cash		9
Receivable for fund shares sold		5,211
Total assets		28,592,698

Liabilities
Payable for investments purchased	$ 5,163
Payable for fund shares redeemed	48
Total liabilities		5,211

Net Assets		$ 28,587,487
Net Assets consist of:
Paid in capital		$ 26,528,697
Accumulated undistributed net realized gain (loss) on investments		1,330,606
Net unrealized appreciation (depreciation) on investments		728,184
Net Assets, for 2,341,655 shares outstanding		$ 28,587,487
Net Asset Value, offering price and redemption price per share ($28,587,487 ÷ 2,341,655 shares)		$ 12.21

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 563,625

Expenses
Independent trustees' compensation	$ 71
Total expenses before reductions	71
Expense reductions	(71)	0
Net investment income (loss)		563,625
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,064)
Capital gain distributions from underlying funds	1,376,480	1,349,416
Change in net unrealized appreciation (depreciation) on underlying funds		(38,670)
Net gain (loss)		1,310,746
Net increase (decrease) in net assets resulting from operations		$ 1,874,371

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 563,625	$ 177,339
Net realized gain (loss)	1,349,416	267,312
Change in net unrealized appreciation (depreciation)	(38,670)	708,052
Net increase (decrease) in net assets resulting from operations	1,874,371	1,152,703
Distributions to shareholders from net investment income	(744,559)	(16,468)
Distributions to shareholders from net realized gain	(279,578)	-
Total distributions	(1,024,137)	(16,468)
Share transactions Proceeds from sales of shares	13,502,471	11,868,095
Reinvestment of distributions	1,024,137	16,468
Cost of shares redeemed	(1,419,458)	(814,667)
Net increase (decrease) in net assets resulting from share transactions	13,107,150	11,069,896
Total increase (decrease) in net assets	13,957,384	12,206,131

Net Assets
Beginning of period	14,630,103	2,423,972
End of period (including undistributed net investment income of $0 and undistributed net investment income of $174,692, respectively)	$ 28,587,487	$ 14,630,103
Other Information Shares
Sold	1,114,177	1,099,971
Issued in reinvestment of distributions	85,983	1,564
Redeemed	(117,721)	(75,678)
Net increase (decrease)	1,082,439	1,025,857

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.32	.21	.14
Net realized and unrealized gain (loss)	.86	1.06	.25
Total from investment operations	1.18	1.27	.39
Distributions from net investment income	(.38)	(.04)	-
Distributions from net realized gain	(.21)	-	-
Total distributions	(.59)	(.04)	-
Net asset value, end of period	$ 12.21	$ 11.62	$ 10.39
Total Return B, C, D	10.39%	12.26%	3.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.62%	1.95%	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,587	$ 14,630	$ 2,424
Portfolio turnover rate	10%	18%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes

Fund Holdings as of December 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.9	10.4
VIP Equity-Income Portfolio Investor Class	11.1	12.0
VIP Growth & Income Portfolio Investor Class	12.2	12.0
VIP Growth Portfolio Investor Class	13.0	12.3
VIP Mid Cap Portfolio Investor Class	4.3	4.3
VIP Value Portfolio Investor Class	9.5	10.3
VIP Value Strategies Portfolio Investor Class	3.9	4.3
	64.9	65.6
International Equity Funds
VIP Overseas Portfolio Investor Class R	16.5	16.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.6	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	11.0	10.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	64.9%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	11.0%
High Yield Fixed-Income Funds	7.6%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.5%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	64.6%
International Equity Funds	16.2%
Investment Grade Fixed-Income Funds	11.7%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of June 30, 2007. The current allocation is based on the fund's holdings as of December 31, 2007. The expected allocation represents the fund's anticipated allocation at June 30, 2008.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2030 Portfolio

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.4%
	Shares	Value
Domestic Equity Funds - 64.9%
VIP Contrafund Portfolio Investor Class	122,489	$ 3,407,654
VIP Equity-Income Portfolio Investor Class	146,728	3,499,455
VIP Growth & Income Portfolio Investor Class	225,141	3,818,389
VIP Growth Portfolio Investor Class	90,718	4,082,313
VIP Mid Cap Portfolio Investor Class	37,605	1,356,415
VIP Value Portfolio Investor Class	226,666	2,967,051
VIP Value Strategies Portfolio Investor Class	98,366	1,232,520
TOTAL DOMESTIC EQUITY FUNDS		20,363,797
International Equity Funds - 16.5%
VIP Overseas Portfolio Investor Class R	204,762	5,172,285
TOTAL EQUITY FUNDS (Cost $24,573,951)		25,536,082
Fixed-Income Funds - 18.6%

High Yield Fixed - Income Funds - 7.6%
VIP High Income Portfolio Investor Class	396,591	2,363,679
Investment Grade Fixed - Income Funds - 11.0%
VIP Investment Grade Bond Portfolio Investor Class	271,389	3,454,777
TOTAL FIXED-INCOME FUNDS (Cost $5,901,188)		5,818,456
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $30,475,139)		$ 31,354,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

VIP Investor Freedom 2030 Portfolios

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (cost $30,475,139) - See accompanying schedule		$ 31,354,538
Cash		47
Receivable for investments sold		7,963
Total assets		31,362,548

Liabilities
Payable for investments purchased	$ 31
Payable for fund shares redeemed	7,963
Total liabilities		7,994

Net Assets		$ 31,354,554
Net Assets consist of:
Paid in capital		$ 28,637,439
Undistributed net investment income		187,593
Accumulated undistributed net realized gain (loss) on investments		1,650,123
Net unrealized appreciation (depreciation) on investments		879,399
Net Assets, for 2,512,888 shares outstanding		$ 31,354,554
Net Asset Value, offering price and redemption price per share ($31,354,554 ÷ 2,512,888 shares)		$ 12.48

Statement of Operations

	Year ended December 31, 2007

Investment Income
Income distributions from underlying funds		$ 584,841

Expenses
Independent trustees' compensation	$ 80
Total expenses before reductions	80
Expense reductions	(80)	0
Net investment income (loss)		584,841
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(59,509)
Capital gain distributions from underlying funds	1,716,807	1,657,298
Change in net unrealized appreciation (depreciation) on underlying funds		53,600
Net gain (loss)		1,710,898
Net increase (decrease) in net assets resulting from operations		$ 2,295,739

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 584,841	$ 179,772
Net realized gain (loss)	1,657,298	325,802
Change in net unrealized appreciation (depreciation)	53,600	707,059
Net increase (decrease) in net assets resulting from operations	2,295,739	1,212,633
Distributions to shareholders from net investment income	(576,568)	(27,477)
Distributions to shareholders from net realized gain	(332,759)	-
Total distributions	(909,327)	(27,477)
Share transactions Proceeds from sales of shares	16,624,940	11,916,673
Reinvestment of distributions	909,327	27,477
Cost of shares redeemed	(2,293,642)	(3,100,146)
Net increase (decrease) in net assets resulting from share transactions	15,240,625	8,844,004
Total increase (decrease) in net assets	16,627,037	10,029,160

Net Assets
Beginning of period	14,727,517	4,698,357
End of period (including undistributed net investment income of $187,593 and undistributed net investment income of $179,319, respectively)	$ 31,354,554	$ 14,727,517
Other Information Shares
Sold	1,365,083	1,090,895
Issued in reinvestment of distributions	75,740	2,602
Redeemed	(184,626)	(287,600)
Net increase (decrease)	1,256,197	805,897

Financial Highlights

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.30	.20	.15
Net realized and unrealized gain (loss)	.99	1.16	.27
Total from investment operations	1.29	1.36	.42
Distributions from net investment income	(.29)	(.06)	-
Distributions from net realized gain	(.24)	-	-
Total distributions	(.53)	(.06)	-
Net asset value, end of period	$ 12.48	$ 11.72	$ 10.42
Total Return B, C, D	11.28%	13.12%	4.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.41%	1.84%	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,355	$ 14,728	$ 4,698
Portfolio turnover rate	12%	36%	1%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 3, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund IV). Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

VIP Investor Freedom Portfolios

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Investor Freedom Income	$ 19,849,725	$ 462,459	$ (220,906)	$ 241,553
VIP Investor Freedom 2005	8,313,652	418,544	(164,064)	254,480
VIP Investor Freedom 2010	55,673,494	2,678,809	(1,154,638)	1,524,171
VIP Investor Freedom 2015	59,084,183	3,464,378	(1,177,936)	2,286,442
VIP Investor Freedom 2020	73,728,104	4,686,488	(2,046,015)	2,640,473
VIP Investor Freedom 2025	27,859,395	1,611,635	(883,552)	728,083
VIP Investor Freedom 2030	30,475,611	1,958,573	(1,079,646)	878,927
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain
VIP Investor Freedom Income	$ 90,215	$ 166,146
VIP Investor Freedom 2005	93,894	205,327
VIP Investor Freedom 2010	537,232	1,340,947
VIP Investor Freedom 2015	751,938	1,826,677
VIP Investor Freedom 2020	1,084,559	2,645,141
VIP Investor Freedom 2025	355,833	974,874
VIP Investor Freedom 2030	640,782	1,197,406

The tax character of distributions paid was as follows:

December 31, 2007	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$ 867,589	$ 55,382	$ 922,971
VIP Investor Freedom 2005	297,308	52,458	349,766
VIP Investor Freedom 2010	1,809,124	342,122	2,151,246
VIP Investor Freedom 2015	1,948,688	556,535	2,505,223
VIP Investor Freedom 2020	2,273,037	759,251	3,032,288
VIP Investor Freedom 2025	771,186	252,951	1,024,137
VIP Investor Freedom 2030	604,298	305,029	909,327
December 31, 2006	Ordinary Income
VIP Investor Freedom Income	$ 18,224
VIP Investor Freedom 2005	11,222
VIP Investor Freedom 2010	47,558
VIP Investor Freedom 2015	37,916
VIP Investor Freedom 2020	71,710
VIP Investor Freedom 2025	16,468
VIP Investor Freedom 2030	27,477

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	14,819,295	5,855,376
VIP Investor Freedom 2005	7,421,387	3,704,442
VIP Investor Freedom 2010	31,924,746	6,227,125
VIP Investor Freedom 2015	28,475,628	7,230,576
VIP Investor Freedom 2020	36,119,559	7,363,080
VIP Investor Freedom 2025	16,280,490	2,257,371
VIP Investor Freedom 2030	19,431,952	2,798,975

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Investor Freedom Income	0%	$ 51
VIP Investor Freedom 2005	0%	23
VIP Investor Freedom 2010	0%	146
VIP Investor Freedom 2015	0%	172
VIP Investor Freedom 2020	0%	214
VIP Investor Freedom 2025	0%	71
VIP Investor Freedom 2030	0%	80

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP Investor Freedom Income	100%
VIP Investor Freedom 2005	100%
VIP Investor Freedom 2010	100%
VIP Investor Freedom 2015	100%
VIP Investor Freedom 2020	100%
VIP Investor Freedom 2025	100%
VIP Investor Freedom 2030	100%

VIP Investor Freedom Portfolios

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds), each a fund of Variable Insurance Products V Trust at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agent provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. If the interests of a fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2005

Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Investor Freedom Income, VIP Investor Freedom 2005, VIP Investor Freedom 2010, VIP Investor Freedom 2015, VIP Investor Freedom 2020, VIP Investor Freedom 2025, and VIP Investor Freedom 2030. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annusl Report

Distributions

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Investor Freedom Income Portfolio	02/15/08	02/15/08	$0.000	$0.140
VIP Investor Freedom 2005 Portfolio	02/15/08	02/15/08	$0.000	$0.425
VIP Investor Freedom 2010 Portfolio	02/15/08	02/15/08	$0.000	$0.380
VIP Investor Freedom 2015 Portfolio	02/15/08	02/15/08	$0.010	$0.500
VIP Investor Freedom 2020 Portfolio	02/15/08	02/15/08	$0.010	$0.585
VIP Investor Freedom 2025 Portfolio	02/15/08	02/15/08	$0.000	$0.590
VIP Investor Freedom 2030 Portfolio	02/15/08	02/15/08	$0.070	$0.620

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year.

Fund
VIP Investor Freedom Income Portfolio	$ 169,402
VIP Investor Freedom 2005 Portfolio	$ 206,231
VIP Investor Freedom 2010 Portfolio	$ 1,340,947
VIP Investor Freedom 2015 Portfolio	$ 1,841,087
VIP Investor Freedom 2020 Portfolio	$ 2,645,141
VIP Investor Freedom 2025 Portfolio	$ 980,947
VIP Investor Freedom 2030 Portfolio	$ 1,201,162

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
02/09/07	7%
12/28/07	6%
VIP Investor Freedom 2005 Portfolio
02/09/07	17%
12/28/07	16%
VIP Investor Freedom 2010 Portfolio
02/09/07	18%
12/28/07	17%
VIP Investor Freedom 2015 Portfolio
02/09/07	25%
12/28/07	20%
VIP Investor Freedom 2020 Portfolio
02/09/07	30%
12/28/07	26%
VIP Investor Freedom 2025 Portfolio
02/09/07	32%
12/28/07	27%
VIP Investor Freedom 2030 Portfolio
02/09/07	32%
12/28/07	32%

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

VIP Investor Freedom Portfolios

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2006, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than VIP Investor Freedom Income Portfolio) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2005 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom 2010 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2015 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom 2020 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2025 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom 2030 Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

VIP Investor Freedom Portfolios

VIP Investor Freedom Income Portfolio

The Board stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG of 1% means that 99% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

VIP Investor Freedom Portfolios

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

VIP Investor Freedom Portfolios

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

In its review of each fund's total expenses, the Board noted that each fund invests in Investor Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Investor Class of each underlying fund bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

VIP Investor Freedom Portfolios

Annual Report

VIP Investor Freedom Portfolios

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIFF-ANN-0208
1.814507.102

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
VIP Strategic Income - Initial Class	5.59%	6.24%
VIP Strategic Income - Service Class B	5.51%	6.12%
VIP Strategic Income - Service Class 2 C	5.45%	5.97%
VIP Strategic Income - Investor Class D	5.55%	6.21%

A From December 23, 2003.

B Performance for Service Class shares reflects an asset-based service fee (12b-1 fee).

C Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee).

D The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. If Investor Class's transfer agent fee had been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Manager of VIP Strategic Income Portfolio on September 4, 2007

It was a year of contrasts in the bond markets. Robust global economic growth during the first half of the year ending December 31, 2007, boosted yields and pushed bond prices lower across the world's four major bond categories. By midyear, however, concerns about a weaker U.S. economy, the subprime-mortgage-related "credit crunch" and the Federal Reserve Board's moves to reduce interest rates sparked a flight to higher-quality fixed-income securities. Against this volatile backdrop, the U.S. government debt market, as represented by the Lehman Brothers® U.S. Government Index, gained 8.66%. The Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the United States - rose 13.05%. Emerging-markets debt results were slightly more muted, as the J.P. Morgan Emerging Markets Bond Index Global rose 6.28%. U.S. high-yield bonds fared worst, with the market's diminishing appetite for risk causing prices to fall, as demonstrated by the anemic 2.53% increase of the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the past year, the portfolio lagged slightly behind the 6.52% return of the Fidelity Strategic Income Composite Index. (For specific portfolio performance results, please refer to the performance section of this report.) Each of the four debt categories had positive absolute returns, and a defensive strategy of underweighting the higher-risk areas of high-yield and emerging-markets debt helped relative results. However, during a highly volatile period in the bond markets, each of the individual subportfolios underperformed its respective benchmark due to sub-par security selection. In the case of the high-yield allocation, an underweighting helped, although the small portion of high-yield assets that was allocated to the Fidelity® Floating Rate Central Fund - a group of assets that is better collateralized than high yield but tends to fare less well when interest rates are falling - offset most of the positive effects of that underweighting. On average, the fund maintained more or less neutral weightings in both the U.S. government and developed-markets debt categories, although those weightings were increased as the period progressed in order to impart a greater quality bias to the fund's asset allocation strategy. Favorable currency movements also helped absolute performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 1,037.40	$ 3.59
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.57
Service Class
Actual	$ 1,000.00	$ 1,037.60	$ 4.11
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 4.08
Service Class 2
Actual	$ 1,000.00	$ 1,036.90	$ 4.88
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84
Investor Class
Actual	$ 1,000.00	$ 1,038.00	$ 4.01**
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.97**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.95%
Investor Class	.78%**

** If changes to transfer agent contracts, effective February 1, 2008 had been in effect during the entire period, the annualized expense ratio would have been .74% and the expenses paid in the actual and hypothetical examples above would have been $3.80 and $3.77, respectively.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of December 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.9	12.1
Fannie Mae	9.9	10.8
Freddie Mac	5.8	5.5
German Federal Republic	3.3	0.2
Japan Government	2.7	2.2
	37.6
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	7.7	8.6
Financials	5.5	6.0
Information Technology	4.8	4.3
Telecommunication Services	4.7	5.1
Energy	3.5	3.3
Quality Diversification (% of fund's net assets) as of December 31, 2007
As of December 31, 2007	As of June 30, 2007
U.S. Government and U.S. Government Agency Obligations 34.6%	U.S. Government and U.S. Government Agency Obligations 30.3%
AAA,AA,A 13.9%	AAA,AA,A 13.4%
BBB 5.2%	BBB 4.3%
BB 14.0%	BB 14.8%
B 17.8%	B 16.7%
CCC,CC,C 5.5%	CCC,CC,C 5.9%
D 0.0%	D 0.1%
Not Rated 1.4%	Not Rated 3.8%
Equities 0.3%	Equities 0.5%
Short-Term Investments and Net Other Assets 7.3%	Short-Term Investments and Net Other Assets 10.2%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 * *
	Preferred Securities 0.7%		Preferred Securities 0.7%
	Corporate Bonds 29.3%		Corporate Bonds 28.1%
	U.S. Government and U.S. Government Agency Obligations 34.6%		U.S. Government and U.S. Government Agency Obligations 30.3%
	Foreign Government & Government Agency Obligations 18.9%		Foreign Government & Government Agency Obligations 19.7%
	Floating Rate Loans 8.4%		Floating Rate Loans 10.2%
	Stocks 0.3%		Stocks 0.5%
	Other Investments 0.5%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 7.3%		Short-Term Investments and Net Other Assets 10.2%
* Foreign investments	30.3%	* * Foreign investments	27.7%
* Swaps	4.1%	** Swaps	1.4%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 29.0%
		Principal Amount (d)	Value

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 20,000	$ 21,676
Nonconvertible Bonds - 29.0%
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		170,000	149,600
Visteon Corp. 7% 3/10/14		400,000	300,000
			449,600
Automobiles - 0.3%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	100,000	144,107
General Motors Corp.:
7.125% 7/15/13		330,000	286,275
7.2% 1/15/11		345,000	317,400
8.375% 7/5/33	EUR	50,000	56,582
8.375% 7/15/33		530,000	427,975
			1,232,339
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		175,000	171,500
Hotels, Restaurants & Leisure - 0.9%
Cap Cana SA 9.625% 11/3/13 (g)		100,000	96,500
Carrols Corp. 9% 1/15/13		355,000	322,163
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	122,525
8% 11/15/13		100,000	99,625
Mandalay Resort Group:
6.375% 12/15/11		80,000	78,800
6.5% 7/31/09		20,000	20,000
MGM Mirage, Inc.:
6% 10/1/09		40,000	39,600
6.625% 7/15/15		235,000	219,725
6.75% 9/1/12		45,000	43,875
6.75% 4/1/13		50,000	48,250
6.875% 4/1/16		75,000	70,500
7.5% 6/1/16		110,000	108,350
8.5% 9/15/10		50,000	51,750
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	94,000
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		655,000	494,525
Scientific Games Corp. 6.25% 12/15/12		40,000	38,600

		Principal Amount (d)	Value
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		$ 100,000	$ 97,000
Six Flags, Inc.:
8.875% 2/1/10		245,000	198,450
9.625% 6/1/14		75,000	55,875
9.75% 4/15/13		470,000	359,550
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	93,575
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	21,850
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	46,800
Vail Resorts, Inc. 6.75% 2/15/14		225,000	221,625
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	154,100
9% 1/15/12		30,000	24,000
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		88,000	86,680
			3,308,293
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		115,000	117,300
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	36,500
Media - 2.3%
AMC Entertainment, Inc. 11% 2/1/16		120,000	126,000
BSkyB Finance UK Ltd. (Reg. S) 5.75% 10/20/17	GBP	75,000	143,615
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		300,000	322,500
CanWest Media, Inc. 8% 9/15/12		40,000	37,800
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		865,000	704,975
11% 10/1/15		85,000	68,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		180,000	176,400
10.25% 9/15/10		130,000	126,750
CSC Holdings, Inc.:
6.75% 4/15/12		70,000	67,550
7.625% 7/15/18		130,000	119,438
7.875% 2/15/18		286,000	263,478
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	44,663
6.625% 10/1/14		790,000	780,125
7.125% 2/1/16		270,000	272,700
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	16,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
iesy Repository GmbH 10.375% 2/15/15 (g)		$ 50,000	$ 52,000
Lamar Media Corp. 6.625% 8/15/15 (g)		770,000	739,200
Liberty Media Corp.:
5.7% 5/15/13		300,000	275,625
8.25% 2/1/30		320,000	307,085
8.5% 7/15/29		980,000	959,903
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	51,500
PanAmSat Corp.:
9% 8/15/14		285,000	286,425
9% 6/15/16		120,000	120,600
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	112,750
10.375% 9/1/14 (g)		385,000	416,763
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		160,000	135,200
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,290,000	1,238,400
Videotron Ltee 6.875% 1/15/14		125,000	121,563
WPP Group plc 6% 4/4/17	GBP	75,000	147,427
			8,235,235
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		445,000	340,425
Specialty Retail - 0.6%
AutoNation, Inc.:
7% 4/15/14		255,000	242,250
7.2425% 4/15/13 (j)		60,000	56,250
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		260,000	208,650
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		315,000	218,138
9.625% 6/1/15 pay-in-kind (g)		360,000	230,400
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	16,800
10% 11/1/14		260,000	249,600
11.375% 11/1/16		785,000	730,050
			1,952,138
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		385,000	373,450
9.75% 1/15/15		290,000	289,275
			662,725
TOTAL CONSUMER DISCRETIONARY			16,506,055

		Principal Amount (d)	Value
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		$ 100,000	$ 99,960
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		170,000	139,825
9.5% 6/15/17		250,000	206,875
			346,700
Food Products - 0.2%
Bertin Ltda. 10.25% 10/5/16 (g)		100,000	105,000
Gruma SA de CV 7.75%		335,000	328,300
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	90,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	23,750
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	120,900
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	164,475
			833,325
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	65,250
Procter & Gamble Co. 4.875% 10/24/11	EUR	100,000	145,939
			211,189
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	39,200
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	115,000	156,014
TOTAL CONSUMER STAPLES			1,686,388
ENERGY - 2.9%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	226,200
Complete Production Services, Inc. 8% 12/15/16		130,000	125,450
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		240,000	244,200
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	63,300
Seabulk International, Inc. 9.5% 8/15/13		135,000	142,763
			801,913
Oil, Gas & Consumable Fuels - 2.7%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	125,876
Atlas Pipeline Partners LP 8.125% 12/15/15		70,000	69,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co. 8.25% 11/1/16		$ 150,000	$ 153,000
Chaparral Energy, Inc.:
8.5% 12/1/15		130,000	116,675
8.875% 2/1/17 (g)		110,000	99,275
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	443,900
6.875% 11/15/20		390,000	374,400
7.5% 9/15/13		40,000	41,000
7.5% 6/15/14		35,000	35,700
7.625% 7/15/13		430,000	445,050
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	273,650
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		270,000	269,676
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	129,850
ENI SpA 4.75% 11/14/17	EUR	300,000	420,495
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,625
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	50,000	94,823
6.605% 2/13/18	EUR	50,000	70,261
Harvest Operations Corp. 7.875% 10/15/11		50,000	47,000
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	18,000
Mariner Energy, Inc. 8% 5/15/17		80,000	76,200
Massey Energy Co. 6.875% 12/15/13		425,000	401,625
OPTI Canada, Inc. 7.875% 12/15/14 (g)		310,000	303,428
Pan American Energy LLC 7.75% 2/9/12 (g)		240,000	236,400
Peabody Energy Corp.:
7.375% 11/1/16		300,000	306,000
7.875% 11/1/26		300,000	304,500
Pemex Project Funding Master Trust:
5.75% 3/1/18 (g)		110,000	109,670
6.625% 6/15/35		260,000	271,050
6.625% 6/15/35 (g)		75,000	78,300
Petrohawk Energy Corp. 9.125% 7/15/13		310,000	326,275
Petroleos de Venezuela SA:
5.25% 4/12/17		825,000	588,638
5.375% 4/12/27		905,000	552,050
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		378,879	379,826
8.22% 4/1/17 (g)		425,000	442,000
Range Resources Corp. 7.375% 7/15/13		100,000	102,000

		Principal Amount (d)	Value
Ship Finance International Ltd. 8.5% 12/15/13		$ 145,000	$ 147,175
Southern Star Central Corp. 6.75% 3/1/16		90,000	86,850
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		70,000	67,550
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	20,642
7.5% 4/1/17		445,000	487,231
7.625% 4/1/37		50,000	55,465
8.375% 6/15/32		40,000	46,350
TNK-BP Finance SA 6.875% 7/18/11 (g)		300,000	296,640
Venoco, Inc. 8.75% 12/15/11		70,000	69,300
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	291,400
YPF SA 10% 11/2/28		240,000	267,600
			9,551,721
TOTAL ENERGY			10,353,634
FINANCIALS - 4.9%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	100,000	138,895
Morgan Stanley 4.953% 7/20/12 (j)	EUR	150,000	207,899
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		340,000	336,600
			683,394
Commercial Banks - 1.1%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	70,000	134,878
Banca Popolare di Bergamo 8.364% (j)	EUR	125,000	194,166
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	50,000	69,212
Bancaja Emisiones SA 4.625% (j)	EUR	100,000	111,418
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	430,000	144,863
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		100,000	100,880
Development Bank of Philippines 8.375% (j)		300,000	312,000
Eksportfinans AS 4.375% 9/20/10	EUR	200,000	290,421
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		200,000	202,500
Export-Import Bank of India 1.5081% 6/7/12 (j)	JPY	20,000,000	178,613
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	100,000	195,075
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	100,000	126,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		$ 200,000	$ 199,500
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		400,000	420,000
Rabobank Nederland 4.125% 4/4/12	EUR	500,000	714,457
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	67,174
Standard Chartered Bank 5.065% 3/28/18 (j)	EUR	100,000	139,052
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	202,250
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		100,000	103,750
			3,906,622
Consumer Finance - 0.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	77,000
Ford Motor Credit Co. LLC:
5.8% 1/12/09		30,000	28,476
7.375% 10/28/09		135,000	127,068
7.875% 6/15/10		165,000	152,240
9.875% 8/10/11		380,000	359,415
GE Capital European Funding 4.75% 9/28/12	EUR	100,000	143,844
General Motors Acceptance Corp.:
6.875% 9/15/11		295,000	250,750
6.875% 8/28/12		360,000	301,667
HSBC Finance Corp. 4.875% 5/30/17	EUR	150,000	202,958
SLM Corp.:
5.098% 6/15/09 (j)	EUR	50,000	69,686
5.148% 12/15/10 (j)	EUR	100,000	137,424
Toyota Motor Credit Corp. 5.25% 12/10/10	GBP	200,000	396,647
			2,247,175
Diversified Financial Services - 1.8%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	200,000	291,906
BA Covered Bond 4.125% 4/5/12	EUR	300,000	425,500
Banca Italease SpA 4.803% 2/2/10 (j)	EUR	200,000	276,326
C10-EUR CAPITAL SPV Ltd. 6.277% 5/9/49 (j)	EUR	65,000	79,996

		Principal Amount (d)	Value
Canada Housing Trust No.1 4.65% 9/15/09	CAD	550,000	$ 558,924
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		$ 185,000	177,600
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	65,059
Dexia Municipal Agency 4.5% 11/13/17	EUR	600,000	858,915
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		400,000	403,060
GE Capital UK Funding 5.875% 11/1/12	GBP	450,000	905,205
Getin Finance PLC 6.589% 5/13/09 (j)	EUR	50,000	69,934
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	221,638
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	68,506
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		120,000	111,300
10% 5/1/15 (g)		120,000	107,400
NCO Group, Inc. 11.875% 11/15/14		160,000	148,800
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		900,000	909,000
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		200,000	190,000
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	1,660,777	68,298
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	150,000	213,980
WaMu Covered Bond Program 4.375% 5/19/14	EUR	200,000	276,279
			6,427,626
Insurance - 0.2%
Eureko BV 5.125% (j)	EUR	100,000	134,615
JPMorgan Bank Luxembourg SA 5% (j)	EUR	100,000	129,303
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	100,000	133,929
Old Mutual plc 4.5% 1/18/17 (j)	EUR	50,000	68,169
Resolution PLC 6.5864% (j)	GBP	80,000	134,400
			600,416
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		95,000	89,063
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	303,600
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	185,400
8.625% 1/15/12		280,000	298,200
			876,263
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 170,000	$ 158,525
8.125% 6/1/12		100,000	97,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		325,000	276,250
Realogy Corp.:
10.5% 4/15/14 (g)		1,340,000	1,018,400
11% 4/15/14 pay-in-kind (g)		1,020,000	724,200
12.375% 4/15/15 (g)		115,000	74,750
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	98,791
			2,447,916
Thrifts & Mortgage Finance - 0.1%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	325,000	469,092
TOTAL FINANCIALS			17,658,504
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		130,000	131,625
Invacare Corp. 9.75% 2/15/15		90,000	91,125
			222,750
Health Care Providers & Services - 1.2%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		300,000	276,000
CRC Health Group, Inc. 10.75% 2/1/16		90,000	92,700
DaVita, Inc. 6.625% 3/15/13		40,000	39,600
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	129,688
HCA, Inc.:
9.125% 11/15/14		320,000	332,400
9.25% 11/15/16		560,000	588,000
9.625% 11/15/16 pay-in-kind		580,000	614,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	89,100
Rural/Metro Corp. 9.875% 3/15/15		80,000	76,400
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	83,460
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	30,150
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	676,000

		Principal Amount (d)	Value
Tenet Healthcare Corp.:
9.25% 2/1/15		$ 390,000	$ 362,700
9.875% 7/1/14		350,000	334,250
U.S. Oncology, Inc. 9% 8/15/12		150,000	147,000
Vanguard Health Holding Co. I 0% 10/1/15 (e)		40,000	29,600
Vanguard Health Holding Co. II LLC 9% 10/1/14		335,000	322,438
			4,224,286
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,700
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	61,100
Leiner Health Products, Inc. 11% 6/1/12		90,000	61,200
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	185,742
			308,042
TOTAL HEALTH CARE			4,825,778
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	42,250
Hexcel Corp. 6.75% 2/1/15		100,000	96,000
Orbimage Holdings, Inc. 14.88% 7/1/12 (j)		100,000	108,000
			246,250
Airlines - 0.4%
Continental Airlines, Inc. 6.903% 4/19/22		50,000	44,250
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	33,750
10% 8/15/08 (a)		70,000	3,150
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (g)		655,000	660,062
8.021% 8/10/22 (g)		330,000	322,575
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	3,150
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	2,250
8.875% 6/1/06 (a)		80,000	2,400
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19		132,000	126,720
8.028% 11/1/17		70,000	67,900
			1,266,207
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.1%
Compagnie de St. Gobain 5.004% 4/11/12 (j)	EUR	100,000	$ 140,946
NTK Holdings, Inc. 0% 3/1/14 (e)		$ 455,000	270,725
			411,671
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,600
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	93,000
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	292,788
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	69,000
9.25% 5/1/21		100,000	100,500
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	51,000
7.75% 10/1/16		80,000	83,400
Mac-Gray Corp. 7.625% 8/15/15		40,000	39,600
West Corp. 9.5% 10/15/14		475,000	466,688
			1,205,576
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		50,000	50,125
Obrascon Huarte Lain SA 5% 5/18/12	EUR	100,000	139,825
			189,950
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	56,400
General Cable Corp. 7.125% 4/1/17		40,000	39,300
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	58,650
			154,350
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	150,000	200,340
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	50,000	93,313
			293,653
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		60,000	61,200
Invensys PLC 9.875% 3/15/11 (g)		4,000	4,220
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		50,000	48,000
9.5% 8/1/14		350,000	346,500
11.75% 8/1/16		300,000	297,750
			757,670

		Principal Amount (d)	Value
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		$ 230,000	$ 236,325
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	76,000
US Shipping Partners LP 13% 8/15/14		170,000	166,600
			478,925
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		100,000	99,375
7.625% 12/1/13		100,000	97,500
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	340,000
9.5% 10/1/08		45,000	46,013
TFM SA de CV 9.375% 5/1/12		300,000	313,500
			896,388
Trading Companies & Distributors - 0.3%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	50,000	72,250
6.5% 2/27/19	GBP	200,000	382,512
Penhall International Corp. 12% 8/1/14 (g)		80,000	73,200
VWR Funding, Inc. 10.25% 7/15/15 (g)		435,000	413,250
			941,212
TOTAL INDUSTRIALS			6,841,852
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		320,000	322,400
Lucent Technologies, Inc.:
6.45% 3/15/29		820,000	672,400
6.5% 1/15/28		415,000	340,300
Nortel Networks Corp.:
9.4925% 7/15/11 (g)(j)		190,000	184,300
10.125% 7/15/13 (g)		190,000	197,600
10.75% 7/15/16 (g)		690,000	724,500
			2,441,500
Electronic Equipment & Instruments - 0.3%
NXP BV 9.5% 10/15/15		580,000	530,700
Texas Competitive Electric Holdings Co. LLC Series A 10.25% 11/1/15 (g)		565,000	559,350
			1,090,050
IT Services - 0.8%
Ceridian Corp.:
11.25% 11/15/15 (g)		300,000	278,625
12.25% 11/15/15 pay-in-kind (g)		400,000	373,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 480,000	$ 457,200
7.75% 1/15/15		180,000	181,800
8.625% 4/1/13		185,000	187,313
8.75% 7/15/18		785,000	826,213
SunGard Data Systems, Inc.:
9.125% 8/15/13		260,000	263,900
10.25% 8/15/15		180,000	184,725
			2,753,276
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		480,000	477,600
Xerox Corp.:
6.4% 3/15/16		600,000	611,928
7.625% 6/15/13		290,000	304,500
			1,394,028
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		455,000	457,275
ASML Holding NV 5.75% 6/13/17	EUR	100,000	129,836
Avago Technologies Finance Ltd.:
10.125% 12/1/13		695,000	726,275
10.6238% 6/1/13 (j)		44,000	44,660
11.875% 12/1/15		475,000	507,063
Freescale Semiconductor, Inc.:
8.875% 12/15/14		690,000	615,825
9.125% 12/15/14 pay-in-kind		1,990,000	1,696,475
10.125% 12/15/16		545,000	448,263
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.2406% 12/15/11 (j)		40,000	34,800
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	80,850
Viasystems, Inc. 10.5% 1/15/11		140,000	140,700
			4,882,022
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	45,500
TOTAL INFORMATION TECHNOLOGY			12,606,376
MATERIALS - 2.8%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	229,500
Bayer AG:
4.867% 4/10/10 (j)	EUR	50,000	72,437
5.625% 5/23/18	GBP	50,000	95,657
Huntsman LLC 11.625% 10/15/10		182,000	192,920

		Principal Amount (d)	Value
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		$ 235,000	$ 238,525
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	37,200
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		230,000	211,600
10.125% 12/1/14 pay-in-kind (g)		520,000	473,200
11.5% 12/1/16 (g)		345,000	296,700
SABIC Europe BV 4.5% 11/28/13	EUR	50,000	68,436
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		90,000	91,350
			2,007,525
Construction Materials - 0.1%
Imerys 5% 4/18/17	EUR	50,000	67,763
Lafarge SA 6.625% 11/29/17	GBP	100,000	194,479
			262,242
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		40,000	37,600
BWAY Corp. 10% 10/15/10		90,000	89,100
Constar International, Inc. 11% 12/1/12		170,000	127,500
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	128,000
8% 4/15/23		235,000	225,600
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	103,950
8.25% 5/15/13		195,000	197,925
8.875% 2/15/09		36,000	36,135
Rexam PLC 4.375% 3/15/13 (g)	EUR	100,000	138,274
Tekni-Plex, Inc. 10.875% 8/15/12		60,000	65,400
Vitro SAB de CV:
8.625% 2/1/12		525,000	496,125
9.125% 2/1/17		120,000	110,400
			1,756,009
Metals & Mining - 1.6%
Aleris International, Inc. 9% 12/15/14		150,000	125,250
CAP SA 7.375% 9/15/36 (g)		100,000	95,000
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	367,200
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		225,000	222,223
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	353,588
Evraz Group SA (Reg. S) 8.25% 11/10/15		200,000	198,760
Evraz Securities SA 10.875% 8/3/09		400,000	420,520
FMG Finance Property Ltd.:
10% 9/1/13 (g)		225,000	247,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (g)		$ 207,000	$ 238,050
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		220,000	233,200
8.375% 4/1/17		1,115,000	1,193,050
8.3944% 4/1/15 (j)		405,000	410,063
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	73,675
Gerdau SA 8.875% (g)		125,000	129,375
GTL Trade Finance, Inc. 7.25% 10/20/17 (g)		135,000	135,000
International Steel Group, Inc. 6.5% 4/15/14		445,000	451,675
Ispat Inland ULC 9.75% 4/1/14		20,000	21,725
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (g)(j)		90,000	81,000
RathGibson, Inc. 11.25% 2/15/14		305,000	301,950
Ryerson Tull, Inc. 12.6188% 11/1/14 (g)(j)		25,000	24,125
			5,700,973
Paper & Forest Products - 0.0%
Glatfelter 7.125% 5/1/16		40,000	39,600
NewPage Corp. 11.1613% 5/1/12 (j)		90,000	92,700
			132,300
TOTAL MATERIALS			9,859,049
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.9%
British Telecommunications PLC 7.75% 12/7/16	GBP	60,000	135,064
Citizens Communications Co.:
7.875% 1/15/27		200,000	189,500
9% 8/15/31		500,000	497,500
Deutsche Telekom International Finance BV 6.625% 7/11/11 (j)	EUR	50,000	75,867
Embarq Corp.:
7.082% 6/1/16		55,000	56,671
7.995% 6/1/36		478,000	503,734
Indosat Finance Co. BV 7.75% 11/5/10		150,000	150,000
Intelsat Ltd.:
9.25% 6/15/16		120,000	120,450

		Principal Amount (d)	Value
11.25% 6/15/16		$ 535,000	$ 546,369
Koninklijke KPN NV 5% 11/13/12	EUR	100,000	142,198
Level 3 Financing, Inc.:
8.75% 2/15/17		460,000	396,750
12.25% 3/15/13		490,000	494,288
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	291,413
NTL Cable PLC:
8.75% 4/15/14		245,000	241,325
9.125% 8/15/16		175,000	172,813
Qwest Capital Funding, Inc.:
7.625% 8/3/21		25,000	22,500
7.75% 2/15/31		25,000	22,250
Qwest Corp.:
7.5% 10/1/14		50,000	50,625
7.875% 9/1/11		320,000	330,000
8.2406% 6/15/13 (j)		350,000	357,000
8.875% 3/15/12		1,370,000	1,465,900
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	157,040	29,581
Telecom Italia SpA 6.375% 6/24/19	GBP	50,000	97,874
Telefonica Emisiones SAU 5.375% 2/2/26	GBP	50,000	90,314
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		20,000	16,900
6.875% 7/15/28		120,000	101,400
U.S. West Communications:
6.875% 9/15/33		2,615,000	2,412,338
7.2% 11/10/26		5,000	4,650
7.25% 9/15/25		35,000	33,425
7.25% 10/15/35		155,000	145,700
7.5% 6/15/23		25,000	23,938
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		865,000	951,500
			10,169,837
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		685,000	708,975
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	457,600
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	265,275
Digicel Group Ltd. 9.25% 9/1/12 (g)		300,000	306,750
MetroPCS Wireless, Inc. 9.25% 11/1/14		300,000	282,750
Millicom International Cellular SA 10% 12/1/13		695,000	741,913
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		215,000	221,730
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Mobile Telesystems Finance SA: - continued
9.75% 1/30/08 (Reg. S)		$ 185,000	$ 185,370
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		200,000	176,000
Telecom Personal SA 9.25% 12/22/10 (g)		590,000	598,113
			3,944,476
TOTAL TELECOMMUNICATION SERVICES			14,114,313
UTILITIES - 2.6%
Electric Utilities - 1.4%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	100,000	137,613
AES Gener SA 7.5% 3/25/14		200,000	209,500
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	215,000
Edison Mission Energy:
7.5% 6/15/13		490,000	497,350
7.75% 6/15/16		275,000	283,250
Energy Future Holdings:
10.875% 11/1/17 (g)		900,000	906,750
11.25% 11/1/17 pay-in-kind (g)		460,000	463,450
Intergen NV 9% 6/30/17 (g)		450,000	472,500
National Power Corp. 6.875% 11/2/16 (g)		300,000	304,500
Reliant Energy, Inc.:
7.625% 6/15/14		270,000	265,950
7.875% 6/15/17		1,220,000	1,201,700
			4,957,563
Gas Utilities - 0.4%
Intergas Finance BV (Reg. S) 6.375% 5/14/17		500,000	448,750
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	197,125
8% 3/1/32		410,000	453,563
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		460,000	398,475
			1,497,913
Independent Power Producers & Energy Traders - 0.7%
AES Corp.:
7.75% 10/15/15 (g)		820,000	840,500
8% 10/15/17 (g)		790,000	811,725
Enron Corp. 7.625% 9/10/04 (c)		400,000	75,000
NRG Energy, Inc.:
7.25% 2/1/14		40,000	39,000

		Principal Amount (d)	Value
7.375% 2/1/16		$ 580,000	$ 566,950
Tenaska Alabama Partners LP 7% 6/30/21 (g)		92,430	90,120
			2,423,295
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		120,000	150,600
Utilicorp United, Inc. 9.95% 2/1/11 (j)		3,000	3,240
Veolia Environnement 6.125% 10/29/37	GBP	50,000	101,215
			255,055
TOTAL UTILITIES			9,133,826
TOTAL NONCONVERTIBLE BONDS			103,585,775
TOTAL CORPORATE BONDS (Cost $106,029,131)			103,607,451
U.S. Government and Government Agency Obligations - 20.4%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
4.125% 5/15/10		2,320,000	2,349,606
4.25% 5/15/09		40,000	40,288
5.125% 9/2/08		950,000	955,132
6.625% 9/15/09		2,745,000	2,881,001
Freddie Mac:
3.625% 9/15/08		2,582,000	2,570,657
4.125% 11/30/09		5,900,000	5,959,614
4.75% 11/3/09		1,295,000	1,321,660
5.25% 7/18/11		5,000	5,254
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			16,083,212
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14		56,535	58,442
2.5% 7/15/16		2,069,020	2,208,201
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			2,266,643
U.S. Treasury Obligations - 15.2%
U.S. Treasury Bonds:
4.75% 2/15/37		250,000	261,641
6.125% 8/15/29		5,621,000	6,876,501
6.25% 8/15/23		4,200,000	5,028,517
stripped principal 0% 11/15/15		390,000	283,559
U.S. Treasury Notes:
3.125% 11/30/09 (h)		9,402,000	9,407,787
3.375% 11/30/12 (h)		14,268,000	14,217,493
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 10/31/12		$ 2,000,000	$ 2,039,218
4.125% 8/31/12		1,000,000	1,029,609
4.25% 11/15/17		1,500,000	1,526,133
4.5% 11/15/15		6,150,000	6,408,011
4.5% 5/15/17 (h)		3,895,000	4,036,749
4.625% 7/31/12		1,500,000	1,575,000
4.75% 8/15/17		1,600,000	1,689,875
TOTAL U.S. TREASURY OBLIGATIONS			54,380,093
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $71,440,737)			72,729,948
U.S. Government Agency - Mortgage Securities - 10.9%

Fannie Mae - 7.9%
3.587% 9/1/33 (j)		40,050	40,116
3.718% 6/1/33 (j)		125,544	126,476
3.75% 4/1/34 (j)		101,799	101,166
3.782% 6/1/33 (j)		144,408	144,798
3.892% 5/1/33 (j)		41,589	41,775
3.901% 5/1/34 (j)		58,942	58,744
3.919% 9/1/33 (j)		115,267	115,832
3.936% 5/1/34 (j)		45,303	45,139
3.965% 8/1/33 (j)		55,769	56,046
3.967% 9/1/33 (j)		70,854	71,105
4% 9/1/13 to 10/1/20		279,459	270,791
4% 3/1/34 (j)		118,730	118,739
4% 4/1/34 (j)		125,440	125,105
4.026% 6/1/34 (j)		89,075	88,866
4.028% 3/1/34 (j)		228,321	228,115
4.053% 6/1/33 (j)		141,412	142,470
4.065% 3/1/35 (j)		160,869	160,736
4.116% 4/1/34 (j)		147,023	146,569
4.123% 5/1/34 (j)		118,683	118,547
4.159% 9/1/33 (j)		79,086	79,593
4.162% 8/1/33 (j)		58,627	58,837
4.186% 11/1/34 (j)		114,678	114,917
4.204% 6/1/34 (j)		98,177	97,995
4.288% 6/1/34 (j)		121,969	121,879
4.313% 1/1/35 (j)		107,345	107,409
4.344% 10/1/19 (j)		11,748	11,738
4.366% 11/1/35 (j)		364,067	365,033
4.405% 10/1/33 (j)		62,397	62,296
4.423% 8/1/34 (j)		259,080	259,056
4.445% 5/1/35 (j)		176,603	178,300
4.453% 11/1/33 (j)		13,218	13,270
4.457% 8/1/35 (j)		195,661	196,257

		Principal Amount (d)	Value
4.482% 1/1/35 (j)		$ 70,414	$ 70,484
4.49% 12/1/34 (j)		8,607	8,613
4.493% 3/1/35 (j)		335,858	336,171
4.5% 3/1/18 to 9/1/18		340,812	336,696
4.561% 8/1/34 (j)		238,151	239,380
4.569% 1/1/35 (j)		109,629	109,843
4.592% 2/1/36 (j)		177,104	177,716
4.599% 8/1/35 (j)		146,940	148,930
4.642% 1/1/35 (j)		70,557	70,752
4.645% 10/1/34 (j)		40,510	40,643
4.664% 6/1/35 (j)		50,761	51,213
4.675% 8/1/35 (j)		65,334	65,796
4.682% 9/1/34 (j)		176,959	177,873
4.69% 2/1/35 (j)		172,120	172,718
4.715% 2/1/35 (j)		84,428	84,787
4.727% 12/1/35 (j)		389,603	391,206
4.744% 3/1/35 (j)		68,611	68,918
4.75% 7/1/35 (j)		45,933	46,088
4.761% 1/1/35 (j)		59,750	59,913
4.773% 7/1/35 (j)		47,984	48,209
4.774% 12/1/35 (j)		39,906	40,153
4.792% 7/1/35 (j)		52,036	52,261
4.793% 6/1/35 (j)		66,999	67,198
4.795% 4/1/35 (j)		111,722	112,617
4.822% 12/1/34 (j)		133,674	134,264
4.825% 9/1/34 (j)		57,647	57,939
4.842% 9/1/34 (j)		120,218	120,777
4.843% 10/1/34 (j)		116,509	117,087
4.844% 11/1/35 (j)		91,662	92,266
4.852% 7/1/35 (j)		78,030	78,448
4.861% 7/1/34 (j)		48,736	48,966
4.87% 1/1/35 (j)		46,793	47,066
4.882% 10/1/35 (j)		16,967	17,088
4.883% 5/1/35 (j)		16,555	16,659
4.884% 11/1/35 (j)		99,356	100,183
4.91% 3/1/33 (j)		38,494	38,768
4.93% 8/1/34 (j)		115,452	116,213
4.948% 2/1/35 (j)		70,998	71,453
4.95% 3/1/35 (j)		64,143	64,524
4.997% 2/1/34 (j)		93,497	94,244
5% 6/1/14 to 10/1/37 (i)		10,827,960	10,607,897
5% 1/14/38 (i)		1,450,000	1,414,935
5.019% 5/1/35 (j)		126,589	127,693
5.023% 12/1/32 (j)		77,785	78,364
5.064% 10/1/35 (j)		78,293	78,987
5.081% 7/1/34 (j)		19,611	19,748
5.103% 10/1/35 (j)		41,943	42,371
5.121% 8/1/34 (j)		78,025	78,779
5.132% 10/1/35 (j)		45,859	46,283
5.135% 8/1/36 (j)		268,522	270,399
5.161% 3/1/36 (j)		128,712	130,464
5.188% 7/1/35 (j)		157,938	159,744
5.249% 11/1/36 (j)		20,969	21,194
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5.261% 4/1/36 (j)		$ 54,133	$ 55,278
5.262% 5/1/35 (j)		54,581	55,167
5.284% 7/1/35 (j)		331,243	334,794
5.299% 12/1/36 (j)		28,087	28,292
5.308% 3/1/36 (j)		347,754	352,971
5.334% 2/1/36 (j)		16,146	16,290
5.34% 1/1/36 (j)		144,369	145,625
5.363% 2/1/36 (j)		88,132	88,891
5.376% 3/1/37 (j)		448,544	454,056
5.393% 7/1/35 (j)		22,480	22,713
5.396% 2/1/37 (j)		161,818	163,653
5.398% 2/1/37 (j)		32,446	32,797
5.48% 6/1/47 (j)		27,742	28,080
5.482% 2/1/37 (j)		228,641	231,861
5.5% 12/1/13 to 4/1/19		1,378,214	1,403,089
5.52% 11/1/36 (j)		41,690	42,162
5.618% 2/1/36 (j)		42,299	42,966
5.645% 4/1/37 (j)		153,470	155,732
5.65% 4/1/36 (j)		144,765	147,353
5.66% 6/1/36 (j)		91,773	93,338
5.792% 3/1/36 (j)		310,697	316,192
5.797% 5/1/36 (j)		30,205	30,680
5.8% 1/1/36 (j)		31,493	32,046
5.821% 5/1/36 (j)		217,529	221,212
5.86% 6/1/35 (j)		123,917	126,063
5.893% 12/1/36 (j)		58,264	59,417
5.903% 9/1/36 (j)		65,312	66,283
5.938% 5/1/36 (j)		98,309	100,138
5.966% 5/1/36 (j)		36,081	36,830
6% 5/1/12 to 6/1/30		858,727	878,337
6.017% 4/1/36 (j)		572,794	584,235
6.102% 3/1/37 (j)		62,364	63,722
6.159% 4/1/36 (j)		65,558	66,889
6.224% 6/1/36 (j)		10,619	10,779
6.226% 3/1/37 (j)		19,991	20,456
6.5% 12/1/08 to 9/1/32		275,690	285,032
7.5% 5/1/37		44,273	46,431
TOTAL FANNIE MAE			27,978,546
Freddie Mac - 3.0%
3.376% 7/1/33 (j)		104,480	104,280
3.995% 5/1/33 (j)		186,367	187,779
4% 5/1/19 to 11/1/20		284,822	274,437
4.004% 4/1/34 (j)		200,386	199,178
4.075% 7/1/35 (j)		90,068	90,253
4.178% 1/1/35 (j)		184,055	184,368
4.35% 6/1/35 (j)		445,001	444,662
4.5% 2/1/18 to 8/1/33		346,311	340,458

		Principal Amount (d)	Value
4.584% 6/1/33 (j)		$ 57,211	$ 57,215
4.645% 5/1/35 (j)		124,227	124,475
4.665% 2/1/35 (j)		458,346	458,528
4.697% 9/1/36 (j)		35,939	35,961
4.704% 9/1/35 (j)		200,923	201,656
4.79% 2/1/36 (j)		16,902	16,922
4.807% 3/1/35 (j)		34,561	34,600
4.819% 5/1/35 (j)		430,904	431,703
4.851% 10/1/35 (j)		72,912	73,484
4.897% 10/1/36 (j)		178,343	179,269
5% 7/1/18 to 7/1/19		326,633	329,076
5.01% 7/1/35 (j)		198,743	199,655
5.02% 1/1/37 (j)		297,946	299,659
5.021% 4/1/35 (j)		4,703	4,723
5.024% 4/1/35 (j)		135,873	136,942
5.034% 10/1/36 (j)		81,473	82,115
5.042% 4/1/35 (j)		144,745	145,555
5.115% 7/1/35 (j)		47,702	48,097
5.332% 9/1/35 (j)		40,095	40,459
5.43% 3/1/37 (j)		25,541	25,724
5.5% 8/1/14 to 6/1/20		946,858	962,634
5.501% 1/1/36 (j)		42,316	42,790
5.542% 4/1/37 (j)		38,108	38,517
5.585% 3/1/36 (j)		240,185	243,016
5.648% 8/1/36 (j)		251,002	253,899
5.758% 10/1/35 (j)		16,598	16,813
5.763% 5/1/37 (j)		280,547	283,846
5.773% 1/1/36 (j)		24,468	24,746
5.786% 3/1/37 (j)		132,559	134,109
5.794% 4/1/37 (j)		128,165	129,714
5.822% 5/1/37 (j)		27,219	27,573
5.829% 5/1/37 (j)		41,697	42,186
5.839% 5/1/37 (j)		164,683	166,840
5.839% 6/1/37 (j)		100,770	102,146
5.871% 7/1/36 (j)		770,224	782,650
5.95% 4/1/36 (j)		328,077	333,253
6% 10/1/16 to 2/1/19		415,117	426,608
6.015% 6/1/36 (j)		44,637	45,305
6.033% 1/1/37 (j)		124,438	126,521
6.141% 2/1/37 (j)		34,851	35,352
6.154% 12/1/36 (j)		302,021	306,232
6.19% 7/1/36 (j)		172,860	176,167
6.226% 5/1/36 (j)		35,536	36,190
6.271% 6/1/37 (j)		26,391	26,787
6.362% 7/1/36 (j)		46,566	47,464
6.417% 6/1/37 (j)		9,966	10,167
6.496% 9/1/36 (j)		226,791	231,344
6.5% 12/1/14 to 3/1/36		824,140	852,804
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6.725% 8/1/37 (j)		$ 72,540	$ 74,116
7.581% 4/1/37 (j)		10,000	10,250
TOTAL FREDDIE MAC			10,741,272
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,126,608)			38,719,818
Asset-Backed Securities - 0.3%

FCC SPARC Series 2005-1 Class B, 5.102% 7/15/11 (j)	EUR	100,000	143,386
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (j)	EUR	50,000	70,825
Red & Black Consumer PLC Series 2006-1 Class C, 4.775% 5/15/21 (j)	EUR	200,000	291,150
Smile Synthetic BV Series 2005 Class C, 5.023% 1/20/15 (j)	EUR	80,440	112,014
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	320,946
TOTAL ASSET-BACKED SECURITIES (Cost $949,266)			938,321
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.0%
Arkle Master Issuer PLC Series 2006-1X Class 2C, 4.93% 2/17/52 (j)	EUR	50,000	71,642
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 5.005% 10/18/54 (j)	EUR	50,000	69,270
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 4.984% 11/20/56 (j)	EUR	50,000	68,336
TOTAL PRIVATE SPONSOR			209,248
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 5.115% 8/27/36 (j)		738,504	738,266
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	445,302
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		76,796	77,626
Series 2002-11:
Class QC, 5.5% 3/25/17		195,219	197,662

		Principal Amount (d)	Value
Class UC, 6% 3/25/17		$ 136,560	$ 139,861
Series 2002-18 Class PC, 5.5% 4/25/17		855,000	867,852
Series 2002-61 Class PG, 5.5% 10/25/17		270,000	276,158
Series 2002-71 Class UC, 5% 11/25/17		430,000	428,564
Series 2002-9 Class PC, 6% 3/25/17		12,877	13,160
Series 2003-113:
Class PD, 4% 2/25/17		260,000	255,571
Class PE, 4% 11/25/18		80,000	75,277
Series 2003-122 Class OL, 4% 12/25/18		1,000,000	947,126
Series 2003-70 Class BJ, 5% 7/25/33		45,000	42,718
Series 2003-85 Class GD, 4.5% 9/25/18		60,000	58,830
Series 2004-80 Class LD, 4% 1/25/19		100,000	97,718
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	69,959
Class KD, 4.5% 7/25/18		165,000	163,687
Series 2005-52 Class PB, 6.5% 12/25/34		261,342	268,047
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		171,337	171,899
Series 2004-95 Class AN, 5.5% 1/25/25		119,000	120,427
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	35,989
Series 2005-47 Class AK, 5% 6/25/20		370,000	365,813
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		24,997	25,507
Series 2115 Class PE, 6% 1/15/14		8,851	9,050
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 5.5275% 1/15/30 (j)		349,426	350,270
Series 2630 Class FL, 5.5275% 6/15/18 (j)		4,163	4,210
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		53,129	54,243
Series 2378 Class PE, 5.5% 11/15/16		304,659	309,344
Series 2381 Class OG, 5.5% 11/15/16		41,710	42,360
Series 2390 Class CH, 5.5% 12/15/16		137,655	139,797
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2425 Class JH, 6% 3/15/17		$ 72,130	$ 73,987
Series 2628 Class OP, 3.5% 11/15/13		57,430	57,062
Series 2695 Class DG, 4% 10/15/18		220,000	208,854
Series 2773 Class EG, 4.5% 4/15/19		725,000	707,343
Series 2831 Class PB, 5% 7/15/19		200,000	198,535
Series 2866 Class XE, 4% 12/15/18		250,000	244,675
Series 2996 Class MK, 5.5% 6/15/35		43,029	43,795
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		69,667	71,332
Series 2467 Class NB, 5% 7/15/17		95,000	95,194
Series 2569 Class HB, 5% 9/15/16		333,226	333,130
Series 2570 Class CU, 4.5% 7/15/17		17,123	17,012
Series 2572 Class HK, 4% 2/15/17		24,792	24,378
Series 2617 Class GW, 3.5% 6/15/16		21,778	21,571
Series 2685 Class ND, 4% 10/15/18		85,000	79,918
Series 2773 Class TA, 4% 11/15/17		146,330	143,886
Series 2849 Class AL, 5% 5/15/18		75,593	75,742
Series 2860 Class CP, 4% 10/15/17		24,292	23,911
Series 2930 Class KT, 4.5% 2/15/20		450,000	424,564
Series 2937 Class HJ, 5% 10/15/19		83,463	83,685
Series 3266 Class D, 5% 1/15/22		900,000	885,848
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	969,706
Series 2863 Class DB, 4% 9/15/14		12,602	12,270
Series 2975 Class NA, 5% 7/15/23		86,234	86,452
TOTAL U.S. GOVERNMENT AGENCY			11,675,143
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,703,686)			11,884,391
Commercial Mortgage Securities - 0.1%
		Principal Amount (d)	Value
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (j)	GBP	50,000	$ 91,077
Skyline BV floater Series 2007-1 Class B, 4.903% 7/22/43 (j)	EUR	100,000	139,956
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,522)			231,033
Foreign Government and Government Agency Obligations - 19.3%

Arab Republic 8.75% 7/18/12 (g)	EGP	960,000	178,677
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 243,125	233,400
5.389% 8/3/12 (j)		1,146,875	1,010,868
7% 3/28/11		2,515,000	2,314,149
7% 9/12/13		1,695,000	1,449,460
Belgian Kingdom 5% 3/28/35	EUR	80,000	121,142
Brazilian Federative Republic:
6% 9/15/13		200,000	199,740
7.125% 1/20/37		305,000	346,938
8.25% 1/20/34		280,000	353,920
8.75% 2/4/25		255,000	326,018
10% 1/1/10	BRL	154,000	82,415
12.25% 3/6/30		495,000	856,350
12.5% 1/5/16	BRL	250,000	152,528
12.75% 1/15/20		235,000	370,713
British Columbia Province 5.7% 6/18/29	CAD	750,000	870,152
Canadian Government:
4% 6/1/17	CAD	7,300,000	7,352,534
5% 6/1/37	CAD	850,000	988,637
Central Bank of Nigeria promissory note 5.092% 1/5/10		123,261	122,164
Chilean Republic 5.5% 1/15/13		175,000	180,093
Colombian Republic:
7.375% 9/18/37		305,000	339,313
11.75% 2/25/20		95,000	141,550
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		65,000	62,075
Dominican Republic:
Brady 6.3125% 8/30/09 (j)		51,655	51,526
Brady 5.7188% 8/30/24 (j)		750,000	746,250
9.04% 1/23/18 (g)		349,753	396,095
9.5% 9/27/11 (Reg. S)		210,787	222,380
Ecuador Republic:
10% 8/15/30 (Reg. S)		500,000	482,500
euro par 5% 2/28/25		76,000	55,982
French Republic:
4.75% 4/25/35	EUR	1,800,000	2,659,757
5.5% 4/25/29	EUR	330,000	536,023
Gabonese Republic 8.2% 12/12/17 (g)		530,000	551,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
German Federal Republic:
2.25% 4/15/13	EUR	4,852,863	$ 7,180,383
3.25% 7/4/15	EUR	110,000	150,218
4.25% 7/4/17	EUR	1,900,000	2,758,469
4.25% 7/4/39	EUR	1,120,000	1,540,412
4.5% 1/4/13	EUR	150,000	222,568
Ghana Republic 8.5% 10/4/17 (g)		$ 335,000	352,588
Indonesian Republic:
6.625% 2/17/37 (g)		525,000	500,063
6.75% 3/10/14 (Reg. S)		165,000	170,363
8.5% 10/12/35		100,000	117,130
Irish Republic 4.5% 10/18/18	EUR	500,000	729,576
Islamic Republic of Pakistan:
6.75% 2/19/09		385,000	362,863
7.125% 3/31/16 (g)		200,000	174,500
Italian Republic 6% 5/1/31	EUR	60,000	100,410
Japan Government:
0.5703% 1/15/08	JPY	150,000,000	1,344,774
0.9% 12/22/08	JPY	50,000,000	449,549
0.92% 11/20/20 (j)	JPY	200,000,000	1,728,557
0.93% 7/20/20 (j)	JPY	50,000,000	422,723
1.5% 3/20/14	JPY	185,000,000	1,697,590
2.5% 9/20/37	JPY	300,000,000	2,771,466
Real Return Bond 1.1% 12/10/16	JPY	125,000,000	1,127,315
Lebanese Republic:
7.125% 3/5/10		40,000	39,000
7.875% 5/20/11 (Reg. S)		270,000	262,575
8.1563% 11/30/09 (g)(j)		115,000	113,563
8.1563% 11/30/09 (Reg. S) (j)		535,000	528,313
8.625% 6/20/13 (Reg. S)		345,000	339,825
Peruvian Republic:
6.4375% 3/7/27 (j)		70,000	69,125
euro Brady past due interest 6.4375% 3/7/17 (j)		66,500	66,334
Philippine Republic:
8.25% 1/15/14		170,000	191,250
9.5% 2/2/30		230,000	312,225
9.875% 1/15/19		135,000	176,850
10.625% 3/16/25		205,000	295,200
Republic of Fiji 6.875% 9/13/11		200,000	180,000
Republic of Serbia 3.75% 11/1/24 (f)(g)		165,000	153,038
Russian Federation:
7.5% 3/31/30 (Reg. S)		3,009,600	3,434,706
12.75% 6/24/28 (Reg. S)		485,000	888,763
South African Republic 6.5% 6/2/14		150,000	159,375

		Principal Amount (d)	Value
Turkish Republic:
6.75% 4/3/18		$ 330,000	$ 338,745
6.875% 3/17/36		700,000	687,750
7% 9/26/16		200,000	212,500
7.375% 2/5/25		415,000	439,900
11% 1/14/13		230,000	282,440
11.875% 1/15/30		415,000	653,003
UK Treasury GILT:
4% 9/7/16	GBP	50,000	95,796
4.25% 12/7/27	GBP	650,000	1,255,679
4.25% 6/7/32	GBP	50,000	97,475
4.25% 3/7/36	GBP	90,000	176,903
4.25% 12/7/46	GBP	1,170,000	2,318,571
4.5% 12/7/42	GBP	400,000	825,735
8% 6/7/21	GBP	425,000	1,133,200
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		150,000	147,375
Ukraine Government 6.75% 11/14/17 (g)		360,000	353,700
United Mexican States:
6.75% 9/27/34		80,000	88,360
7.5% 4/8/33		370,000	441,965
8.3% 8/15/31		410,000	529,515
Uruguay Republic:
5% 9/14/18	UYU	2,148,478	107,366
8% 11/18/22		163,878	183,543
Venezuelan Republic:
5.375% 8/7/10		240,000	225,600
6.18% 4/20/11 (j)		480,000	433,440
7.65% 4/21/25		145,000	123,975
8.5% 10/8/14		390,000	376,350
9.25% 9/15/27		975,000	972,563
9.375% 1/13/34		225,000	223,875
10.75% 9/19/13		610,000	652,700
13.625% 8/15/18		396,000	507,870
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		90,000	76,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,256,954)			68,828,152
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $92,436)	PEN	300,000	100,966
Common Stocks - 0.2%
		Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(l)		6,092	0
Remy International, Inc. (a)		2,065	65,048
			65,048
Common Stocks - continued
		Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit		10,000	$ 90,200
TOTAL CONSUMER DISCRETIONARY			155,248
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		29,356	437,111
Northwest Airlines Corp. (a)		7,780	112,888
			549,999
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)		27,300	1,260
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	3,889
TOTAL COMMON STOCKS (Cost $893,011)			710,396
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	16,287
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		68	68,000
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		255	318,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS			386,750
TOTAL PREFERRED STOCKS (Cost $360,931)			403,037
Floating Rate Loans - 3.8%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (j)		$ 140,000	$ 139,300
Lear Corp. term loan 7.6042% 4/25/12 (j)		128,830	125,287
			264,587
Automobiles - 0.4%
AM General LLC:
Tranche B, term loan 8.1766% 9/30/13 (j)		182,903	178,331
8.2425% 9/30/12 (j)		6,774	6,605
Ford Motor Co. term loan 8% 12/15/13 (j)		1,257,300	1,163,003
General Motors Corp. term loan 7.615% 11/29/13 (j)		59,550	55,828
			1,403,767
Diversified Consumer Services - 0.0%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (j)		220,000	202,400
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (j)		19,123	18,023
OSI Restaurant Partners, Inc.:
term loan 7.125% 6/14/14 (j)		35,581	32,868
7.1275% 6/14/13 (j)		3,008	2,778
Six Flags, Inc. Tranche B, term loan 7.2495% 4/30/15 (j)		49,750	45,521
			99,190
Media - 0.5%
Advanstar, Inc. Tranche 2LN, term loan 9.8425% 11/30/14 (j)		30,000	27,600
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (j)		1,346,000	1,256,828
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (j)		304,575	287,443
Discovery Communications, Inc. term loan 6.83% 5/14/14 (j)		69,650	67,473
			1,639,344
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.9392% 4/6/13 (j)		98,734	94,785
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 7.5905% 5/29/14 (j)		268,650	227,681
Michaels Stores, Inc. term loan 7.6136% 10/31/13 (j)		288,543	266,902
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Holdings LLC Tranche B, term loan 7.5194% 11/16/13 (j)		$ 49,375	$ 46,413
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (j)		290,000	281,300
			822,296
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 8.815% 3/5/14 (j)		90,000	89,663
Tranche B 1LN, term loan 6.7789% 9/5/13 (j)		188,277	182,864
			272,527
TOTAL CONSUMER DISCRETIONARY			4,798,896
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (j)		64,000	62,400
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 6.8002% 6/4/14 (j)		160,000	149,200
TOTAL CONSUMER STAPLES			211,600
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 6.845% 1/12/14 (j)		35,600	34,710
Helix Energy Solutions Group, Inc. term loan 7.0727% 7/1/13 (j)		40,567	39,147
			73,857
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (j)		27,568	26,741
Tranche D, term loan 8.4811% 12/28/13 (j)		89,907	87,210
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (j)		230,000	229,425
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.3231% 10/31/12 (j)		29,032	28,306
term loan 6.9198% 10/31/12 (j)		51,743	50,449
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (j)		30,000	29,250
			451,381
TOTAL ENERGY			525,238

		Principal Amount (d)	Value
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (j)		$ 167,447	$ 163,889
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (j)		360,612	315,536
8.24% 10/10/13 (j)		97,088	84,952
			400,488
TOTAL FINANCIALS			564,377
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (j)(m)		12,000	11,925
8.08% 4/26/15 (j)		48,000	47,700
			59,625
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (j)		350,611	334,834
Tranche DD, term loan 7/25/14 (j)(m)		17,633	16,840
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)		742,500	716,513
Health Management Associates, Inc. Tranche B, term loan 6.5802% 2/28/14 (j)		59,550	55,456
			1,123,643
TOTAL HEALTH CARE			1,183,268
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.9963% 2/21/13 (j)		9,412	9,177
Tranche 2LN, term loan 12.2438% 2/21/14 (j)		20,000	19,500
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.45% 9/29/13 (j)		19,450	19,110
Tranche 2LN, term loan 10.95% 3/28/14 (j)		10,000	9,950
			57,737
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.6206% 3/28/14 (j)		28,213	27,014
term loan 6.586% 3/28/14 (j)		46,926	44,932
ARAMARK Corp.:
term loan 6.83% 1/26/14 (j)		107,784	102,395
Floating Rate Loans - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.: - continued
6.83% 1/26/14 (j)		$ 7,703	$ 7,318
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.1% 2/7/15 (j)		40,000	36,900
			218,559
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 6.9634% 1/31/14 (j)		23,430	23,020
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.8026% 10/3/12 (j)		9,712	9,323
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (j)		8,889	8,711
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (j)		230,000	218,500
Tranche B 1LN, term loan 7.4463% 5/4/14 (j)		39,285	37,615
Navistar International Corp.:
term loan 8.2338% 1/19/12 (j)		124,667	119,057
Credit-Linked Deposit 8.2793% 1/19/12 (j)		45,333	43,293
			427,176
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (j)		50,000	40,000
VWR Funding, Inc. term loan 7.6981% 6/29/14 (j)		90,000	85,275
			125,275
TOTAL INDUSTRIALS			861,090
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (j)		309,985	301,460
Tranche B-A1, term loan 7.455% 10/1/14 (j)		89,063	86,613
Tranche B-B, term loan 7.455% 10/1/12 (j)		399,000	389,524
			777,597
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.044% 3/20/13 (j)		187,388	182,703
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (j)		536,630	517,847
			700,550

		Principal Amount (d)	Value
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 6.975% 12/1/13 (j)		$ 696,217	$ 645,741
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (j)		227,207	212,439
Open Solutions, Inc. term loan 7.275% 1/23/14 (j)		19,904	18,510
			230,949
TOTAL INFORMATION TECHNOLOGY			2,354,837
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.975% 4/2/13 (j)		12,308	11,862
term loan 6.9788% 4/2/14 (j)		67,354	64,912
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (j)		59,400	57,024
Solutia, Inc. Tranche B, term loan 8.06% 3/31/08 (j)		18,903	18,856
			152,654
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.16% 4/3/15 (j)		267,975	249,217
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.0032% 12/19/13 (j)		148,500	135,506
Novelis Corp. term loan 7.2% 7/6/14 (j)		268,650	250,516
			386,022
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (j)		560,025	534,124
TOTAL MATERIALS			1,322,017
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 7.725% 1/12/14 (j)		100,000	98,250
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (j)		440,000	416,350
Paetec Communications, Inc. Tranche B, term loan 7.3219% 2/28/13 (j)		19,280	18,895
Wind Telecomunicazioni SpA:
term loan 12.4488% 12/12/11 pay-in-kind (j)		198,733	192,588
Tranche 2, term loan 11.3194% 3/21/15 (j)		140,000	142,100
Floating Rate Loans - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni SpA: - continued
Tranche B, term loan 7.5694% 9/21/13 (j)		$ 70,000	$ 68,950
Tranche C, term loan 8.3194% 9/21/14 (j)		70,000	68,950
			1,006,083
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (j)		39,400	38,858
MetroPCS Wireless, Inc. Tranche B, term loan 7.3027% 11/3/13 (j)		79,000	75,741
			114,599
TOTAL TELECOMMUNICATION SERVICES			1,120,682
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Boston Generating LLC Tranche B 1LN, term loan 7.08% 12/20/13 (j)		136	128
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (j)		416,850	403,302
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (j)		258,832	245,891
6.8481% 2/1/13 (j)		119,502	113,527
			762,848
TOTAL FLOATING RATE LOANS (Cost $14,421,308)			13,704,853
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank:
6.25% 3/28/13 (j)		36,364	35,636
6.25% 12/14/19 (j)		71,410	66,590
- Credit Suisse First Boston 6.25% 3/28/13 (j)		144,607	141,715
- Deutsche Bank 1.407% 3/28/13 (j)	JPY	2,029,270	17,469
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $252,471)			261,410
Commercial Paper - 0.8%

Cancara Asset Securitisation Ltd. 4.65% 1/29/08	EUR	500,000	727,112
DEPFA BANK PLC 4.57% 1/30/08	EUR	500,000	727,068

		Principal Amount (d)	Value
Grampian Funding Ltd. 4.65% 1/25/08	EUR	500,000	$ 726,907
HSH Nordbank AG 4.58% 1/30/08	EUR	500,000	726,921
TOTAL COMMERCIAL PAPER (Cost $2,868,423)			2,908,008
Fixed-Income Funds - 5.2%
		Shares
Fidelity Floating Rate Central Fund (k) (Cost $19,680,777)		195,466	18,711,933
Preferred Securities - 0.7%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 800,000	824,878
Net Servicos de Comunicacao SA 9.25% (g)		400,000	410,319
			1,235,197
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		1,214,000	1,228,388
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	50,000	62,932
TOTAL PREFERRED SECURITIES (Cost $2,521,916)			2,526,517
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $5,668)		470,000	22,325
Money Market Funds - 11.8%
		Shares
Fidelity Cash Central Fund, 4.58% (b) (Cost $42,125,340)		42,125,340	42,125,340
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $378,966,185)			378,413,899
NET OTHER ASSETS - (6.0)%			(21,399,022)
NET ASSETS - 100%			$ 357,014,877
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.807% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 2,000,000	$ 53,045
Receive semi-annually a fixed rate equal to 3.967% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Dec. 2009	600,000	1,401
Receive semi-annually a fixed rate equal to 4.64% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2009	3,700,000	43,250
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on a 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	1,800,000	43,565
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	4,500,000	129,672
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	1,600,000	57,207
$ 14,200,000	$ 328,140
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,655,999 or 8.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,260 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/09/05	115,372

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $29,633 and $28,765, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,693,754
Fidelity Floating Rate Central Fund	1,261,953
Total	$ 2,955,707

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,927,920	$ 12,774,734	$ -	$ 18,711,933	0.8%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.7%
Germany	3.8%
Canada	3.4%
United Kingdom	2.9%
Japan	2.7%
Argentina	2.0%
Venezuela	1.6%
Russia	1.6%
France	1.4%
Brazil	1.1%
Luxembourg	1.1%
Others (individually less than 1%)	8.7%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $317,160,068)	$ 317,576,626
Fidelity Central Funds (cost $61,806,117)	60,837,273
Total Investments (cost $378,966,185)		$ 378,413,899
Commitment to sell securities on a delayed delivery basis	(10,635,672)
Receivable for securities sold on a delayed delivery basis	10,669,438	33,766
Receivable for investments sold, regular delivery		548,273
Foreign currency held at value (cost $7,799)		7,800
Receivable for fund shares sold		425,173
Dividends receivable		1,860
Interest receivable		4,457,922
Distributions receivable from Fidelity Central Funds		260,941
Swap agreements, at value		328,140
Prepaid expenses		1,048
Other receivables		1,458
Total assets		384,480,280

Liabilities
Payable to custodian bank	$ 8,091
Payable for investments purchased Regular delivery	1,555,876
Delayed delivery	25,613,308
Payable for fund shares redeemed	691
Accrued management fee	165,221
Distribution fees payable	1,282
Other affiliated payables	45,220
Other payables and accrued expenses	75,714
Total liabilities		27,465,403

Net Assets		$ 357,014,877
Net Assets consist of:
Paid in capital		$ 354,955,443
Undistributed net investment income		212,070
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,026,179
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(178,815)
Net Assets		$ 357,014,877

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($119,524,382 ÷ 11,239,246 shares)	$ 10.63

Service Class: Net Asset Value, offering price and redemption price per share ($4,444,508 ÷ 418,914 shares)	$ 10.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,417,780 ÷ 416,522 shares)	$ 10.61

Investor Class: Net Asset Value, offering price and redemption price per share ($228,628,207 ÷ 21,530,245 shares)	$ 10.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2007

Investment Income
Dividends		$ 243,679
Interest		15,837,175
Income from Fidelity Central Funds		2,955,707
Total income		19,036,561

Expenses
Management fee	$ 1,729,962
Transfer agent fees	337,366
Distribution fees	15,047
Accounting fees and expenses	126,840
Custodian fees and expenses	50,596
Independent trustees' compensation	1,027
Audit	63,074
Legal	2,642
Interest	2,956
Miscellaneous	42,341
Total expenses before reductions	2,371,851
Expense reductions	(4,410)	2,367,441
Net investment income		16,669,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,286,934
Foreign currency transactions	162,256
Swap agreements	(27,115)
Total net realized gain (loss)		5,422,075
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,870,492)
Assets and liabilities in foreign currencies	3,298
Swap agreements	328,140
Delayed delivery commitments	33,766
Total change in net unrealized appreciation (depreciation)		(5,505,288)
Net gain (loss)		(83,213)
Net increase (decrease) in net assets resulting from operations		$ 16,585,907

Statement of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,669,120	$ 10,601,704
Net realized gain (loss)	5,422,075	881,056
Change in net unrealized appreciation (depreciation)	(5,505,288)	3,792,585
Net increase (decrease) in net assets resulting from operations	16,585,907	15,275,345
Distributions to shareholders from net investment income	(16,342,786)	(10,266,586)
Distributions to shareholders from net realized gain	(4,239,380)	(522,209)
Total distributions	(20,582,166)	(10,788,795)
Share transactions - net increase (decrease)	124,454,523	66,412,828
Total increase (decrease) in net assets	120,458,264	70,899,378

Net Assets
Beginning of period	236,556,613	165,657,235
End of period (including undistributed net investment income of $212,070 and undistributed net investment income of $434,688, respectively)	$ 357,014,877	$ 236,556,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.40	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.600	.579	.552	.510	.003
Net realized and unrealized gain (loss)	(.007)	.239	(.226)	.355	(.003)
Total from investment operations	.593	.818	.326	.865	-
Distributions from net investment income	(.523)	(.493)	(.451)	(.245)	-
Distributions from net realized gain	(.140)	(.025)	(.085)	(.010)	-
Total distributions	(.663)	(.518)	(.536)	(.255)	-
Net asset value, end of period	$ 10.63	$ 10.70	$ 10.40	$ 10.61	$ 10.00
Total Return B,C,D	5.59%	7.87%	3.10%	8.66%	.00%
Ratios to Average Net Assets F,I
Expenses before reductions	.73%	.74%	.75%	.85%	10.00% A
Expenses net of fee waivers, if any	.73%	.74%	.75%	.85%	1.00% A
Expenses net of all reductions	.73%	.74%	.75%	.84%	1.00% A
Net investment income	5.49%	5.40%	5.19%	5.02%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,524	$ 123,870	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate G	152%	83%	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.588	.567	.541	.485	.003
Net realized and unrealized gain (loss)	(.005)	.241	(.225)	.355	(.003)
Total from investment operations	.583	.808	.316	.840	-
Distributions from net investment income	(.513)	(.483)	(.441)	(.240)	-
Distributions from net realized gain	(.140)	(.025)	(.085)	(.010)	-
Total distributions	(.653)	(.508)	(.526)	(.250)	-
Net asset value, end of period	$ 10.61	$ 10.68	$ 10.38	$ 10.59	$ 10.00
Total Return B,C,D	5.51%	7.78%	3.01%	8.41%	.00%
Ratios to Average Net Assets F,I
Expenses before reductions	.83%	.84%	.85%	1.15%	10.10% A
Expenses net of fee waivers, if any	.83%	.84%	.85%	1.10%	1.10% A
Expenses net of all reductions	.82%	.84%	.85%	1.10%	1.10% A
Net investment income	5.39%	5.30%	5.09%	4.77%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,445	$ 4,211	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate G	152%	83%	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 23, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.571	.551	.524	.469	.003
Net realized and unrealized gain (loss)	.005 H	.232	(.224)	.356	(.003)
Total from investment operations	.576	.783	.300	.825	-
Distributions from net investment income	(.496)	(.468)	(.425)	(.225)	-
Distributions from net realized gain	(.140)	(.025)	(.085)	(.010)	-
Total distributions	(.636)	(.493)	(.510)	(.235)	-
Net asset value, end of period	$ 10.61	$ 10.67	$ 10.38	$ 10.59	$ 10.00
Total Return B,C,D	5.45%	7.54%	2.86%	8.26%	.00%
Ratios to Average Net Assets F,J
Expenses before reductions	.98%	.99%	1.00%	1.30%	10.25% A
Expenses net of fee waivers, if any	.98%	.99%	1.00%	1.25%	1.25% A
Expenses net of all reductions	.97%	.99%	1.00%	1.25%	1.25% A
Net investment income	5.24%	5.15%	4.94%	4.62%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,418	$ 4,192	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate G	152%	83%	100%	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period December 23, 2003 (commencement of operations) to December 31, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.591	.570	.235
Net realized and unrealized gain (loss)	(.003)	.246	(.065)
Total from investment operations	.588	.816	.170
Distributions from net investment income	(.518)	(.491)	(.450)
Distributions from net realized gain	(.140)	(.025)	(.020)
Total distributions	(.658)	(.516)	(.470)
Net asset value, end of period	$ 10.62	$ 10.69	$ 10.39
Total Return B,C,D	5.55%	7.85%	1.59%
Ratios to Average Net Assets F,I
Expenses before reductions	.80%	.82%	.86% A
Expenses net of fee waivers, if any	.80%	.82%	.85% A
Expenses net of all reductions	.80%	.82%	.85% A
Net investment income	5.41%	5.32%	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,628	$ 104,283	$ 22,502
Portfolio turnover rate G	152%	83%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products IV) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management and Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,070,437
Unrealized depreciation	(6,751,715)
Net unrealized appreciation (depreciation)	318,722
Undistributed ordinary income	1,313,011
Undistributed long-term capital gain	427,710

Cost for federal income tax purposes	$ 378,095,177

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 20,234,768	$ 10,475,470
Long-term Capital Gains	347,398	313,325
Total	$ 20,582,166	$ 10,788,795

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $208,100,289 and $145,320,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 4,315
Service Class 2	10,732
$ 15,047

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 84,510
Service Class	2,849
Service Class 2	2,833
Investor Class	247,174
$ 337,366

Effective February 1, 2008, the Board of Trustees approved a decrease to Investor Class' asset-based fee from .14% to .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $567 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,450,000. The weighted average interest rate was 5.50%. The interest expense amounted to $2,956 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,358.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Initial Class	$ 5,533,184	$ 5,433,880
Service Class	202,728	181,865
Service Class 2	195,187	175,714
Investor Class	10,411,687	4,475,127
Total	$ 16,342,786	$ 10,266,586
From net realized gain
Initial Class	$ 1,495,459	$ 275,552
Service Class	55,311	9,413
Service Class 2	55,078	9,386
Investor Class	2,633,532	227,858
Total	$ 4,239,380	$ 522,209

Annual Report

Notes to Financial Statements - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Initial Class
Shares sold	1,666,991	1,325,177	$ 18,233,357	$ 14,237,932
Reinvestment of distributions	664,643	533,592	7,028,643	5,709,432
Shares redeemed	(2,671,377)	(3,298,485)	(29,204,426)	(35,422,894)
Net increase (decrease)	(339,743)	(1,439,716)	$ (3,942,426)	$ (15,475,530)
Service Class
Reinvestment of distributions	24,471	17,910	$ 258,039	$ 191,278
Net increase (decrease)	24,471	17,910	$ 258,039	$ 191,278
Service Class 2
Reinvestment of distributions	23,734	17,331	$ 250,265	$ 185,100
Net increase (decrease)	23,734	17,331	$ 250,265	$ 185,100
Investor Class
Shares sold	11,377,853	7,406,250	$ 124,056,046	$ 79,510,385
Reinvestment of distributions	1,236,181	439,942	13,045,219	4,702,985
Shares redeemed	(842,096)	(252,931)	(9,212,620)	(2,701,390)
Net increase (decrease)	11,771,938	7,593,261	$ 127,888,645	$ 81,511,980

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Strategic Income Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 28, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1989

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Eward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Variable Insurance Products Fund V. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Variable Insurance Products Fund V. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Variable Insurance Products Fund V. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Variable Insurance Products Fund V. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Variable Insurance Products Fund V. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Variable Insurance Products Fund V. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of VIP Strategic Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of VIP Strategic Income. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of VIP Strategic Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of VIP Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of VIP Strategic Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Strategic Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Strategic Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of VIP Strategic Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of VIP Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of VIP V Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Initial Class	02/15/08	02/15/08	$0.055

Service Class	02/15/08	02/15/08	$0.055

Service Class 2	02/15/08	02/15/08	$0.055

Investor Class	02/15/08	02/15/08	$0.055

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $497,575 or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-ANN-0208
1.796350.105

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio, Investor Freedom Income Portfolio, and Strategic Income Portfolio, (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B,C
FundsManager 20% Portfolio	$23,000	$22,000
FundsManager 50% Portfolio	$24,000	$22,000
FundsManager 60% Portfolio	$20,000	$0
FundsManager 70% Portfolio	$24,000	$22,000
FundsManager 85% Portfolio	$23,000	$22,000
Investor Freedom 2005 Portfolio	$24,000	$21,000
Investor Freedom 2010 Portfolio	$24,000	$21,000
Investor Freedom 2015 Portfolio	$24,000	$21,000
Investor Freedom 2020 Portfolio	$24,000	$21,000
Investor Freedom 2025 Portfolio	$24,000	$21,000
Investor Freedom 2030 Portfolio	$24,000	$21,000
Investor Freedom Income Portfolio	$24,000	$21,000
Strategic Income Portfolio	$53,000	$46,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to FundsManager 60% Portfolio, as the fund did not commence operations until August 22, 2007.

C	FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio commenced operations on April 13, 2006.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Asset Manager Portfolio, Asset Manager: Growth Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio and Investment Grade Bond Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Asset Manager Portfolio	$54,000	$65,000
Asset Manager: Growth Portfolio	$52,000	$59,000
Freedom 2005 Portfolio	$18,000	$17,000
Freedom 2010 Portfolio	$18,000	$17,000
Freedom 2015 Portfolio	$18,000	$17,000
Freedom 2020 Portfolio	$18,000	$17,000
Freedom 2025 Portfolio	$18,000	$17,000
Freedom 2030 Portfolio	$18,000	$17,000
Freedom Income Portfolio	$19,000	$18,000
Freedom Lifetime Income I Portfolio	$16,000	$14,000
Freedom Lifetime Income II Portfolio	$16,000	$14,000
Freedom Lifetime Income III Portfolio	$16,000	$14,000
Investment Grade Bond Portfolio	$38,000	$38,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,500,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006 A,B,C
FundsManager 20% Portfolio	$0	$0
FundsManager 50% Portfolio	$0	$0
FundsManager 60% Portfolio	$0	$0
FundsManager 70% Portfolio	$0	$0
FundsManager 85% Portfolio	$0	$0
Investor Freedom 2005 Portfolio	$0	$0
Investor Freedom 2010 Portfolio	$0	$0
Investor Freedom 2015 Portfolio	$0	$0
Investor Freedom 2020 Portfolio	$0	$0
Investor Freedom 2025 Portfolio	$0	$0
Investor Freedom 2030 Portfolio	$0	$0
Investor Freedom Income Portfolio	$0	$0
Strategic Income Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to FundsManager 60% that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, as the fund did not commence operations until August 22, 2007.

C	FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio commenced operations on April 13, 2006.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006 A
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Freedom 2005 Portfolio	$0	$0
Freedom 2010 Portfolio	$0	$0
Freedom 2015 Portfolio	$0	$0
Freedom 2020 Portfolio	$0	$0
Freedom 2025 Portfolio	$0	$0
Freedom 2030 Portfolio	$0	$0
Freedom Income Portfolio	$0	$0
Freedom Lifetime Income I Portfolio	$0	$0
Freedom Lifetime Income II Portfolio	$0	$0
Freedom Lifetime Income III Portfolio	$0	$0
Investment Grade Bond Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007 A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B,C
FundsManager 20% Portfolio	$1,600	$1,600
FundsManager 50% Portfolio	$1,600	$1,600
FundsManager 60% Portfolio	$1,600	$0
FundsManager 70% Portfolio	$1,600	$1,600
FundsManager 85% Portfolio	$1,600	$1,600
Investor Freedom 2005 Portfolio	$1,700	$1,500
Investor Freedom 2010 Portfolio	$1,700	$1,500
Investor Freedom 2015 Portfolio	$1,700	$1,500
Investor Freedom 2020 Portfolio	$1,700	$1,500
Investor Freedom 2025 Portfolio	$1,700	$1,500
Investor Freedom 2030 Portfolio	$1,700	$1,500
Investor Freedom Income Portfolio	$1,700	$1,500
Strategic Income Portfolio	$2,700	$2,600
A	Aggregate amounts may reflect rounding.
B	No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for FundsManager 60% Portfolio, as the fund did not commence operations until August 22, 2007.
C	FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio commenced operations on April 13, 2006.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Asset Manager Portfolio	$6,200	$4,600
Asset Manager: Growth Portfolio	$4,200	$4,600
Freedom 2005 Portfolio	$4,200	$1,800
Freedom 2010 Portfolio	$4,200	$1,800
Freedom 2015 Portfolio	$4,200	$1,800
Freedom 2020 Portfolio	$4,200	$1,800
Freedom 2025 Portfolio	$4,200	$1,800
Freedom 2030 Portfolio	$4,200	$1,800
Freedom Income Portfolio	$4,200	$2,000
Freedom Lifetime Income I Portfolio	$4,200	$2,000
Freedom Lifetime Income II Portfolio	$4,200	$2,000
Freedom Lifetime Income III Portfolio	$4,200	$2,000
Investment Grade Bond Portfolio	$5,200	$4,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B,C
FundsManager 20% Portfolio	$1,200	$500
FundsManager 50% Portfolio	$1,300	$500
FundsManager 60% Portfolio	$200	$0
FundsManager 70% Portfolio	$1,400	$500
FundsManager 85% Portfolio	$1,300	$500
Investor Freedom 2005 Portfolio	$900	$1,200
Investor Freedom 2010 Portfolio	$900	$1,200
Investor Freedom 2015 Portfolio	$900	$1,200
Investor Freedom 2020 Portfolio	$900	$1,200
Investor Freedom 2025 Portfolio	$900	$1,200
Investor Freedom 2030 Portfolio	$900	$1,200
Investor Freedom Income Portfolio	$900	$1,200
Strategic Income Portfolio	$1,400	$1,300
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by PwC for all other non-audit services rendered to FundsManager 60% Portfolio, as the fund did not commence operations until August 22, 2007.
C	FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio commenced operations on April 13, 2006.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Freedom 2005 Portfolio	$0	$0
Freedom 2010 Portfolio	$0	$0
Freedom 2015 Portfolio	$0	$0
Freedom 2020 Portfolio	$0	$0
Freedom 2025 Portfolio	$0	$0
Freedom 2030 Portfolio	$0	$0
Freedom Income Portfolio	$0	$0
Freedom Lifetime Income I Portfolio	$0	$0
Freedom Lifetime Income II Portfolio	$0	$0
Freedom Lifetime Income III Portfolio	$0	$0
Investment Grade Bond Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
Deloitte Entities	$0	$0B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,505,000A and $1,345,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$250,000	$155,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by Deloitte Entities of $735,000A and $750,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B
Covered Services	$60,000	$35,000
Non-Covered Services	$675,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 10, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 10, 2008